UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
66.9%	Fixed-Rate Obligations	226,403,827	226,403,827
11.8%	Variable-Rate Obligations	39,885,000	39,885,000
23.7%	Repurchase Agreements	80,255,782	80,255,782
102.4%	Total Investments	346,544,609	346,544,609
(2.4%)	Other Assets and Liabilities, Net		(8,266,146)
100.0%	Net Assets		338,278,463

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 66.9% of net assets
Asset-Backed Commercial Paper 14.5%
ALPINE SECURITIZATION LTD	a,b	0.95%		11/07/16	2,000,000	1,998,047
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.08%		01/06/17	2,000,000	1,994,180
CHARTA LLC	a,b	1.16%		02/08/17	4,000,000	3,983,389
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/18/16	1,000,000	999,584
	a	0.88%		10/25/16	3,000,000	2,998,240
CRC FUNDING LLC	a,b	0.90%		12/05/16	1,000,000	998,375
KELLS FUNDING LLC	a,b	0.73%		10/24/16	5,000,000	4,998,175
	a,b	0.90%		11/22/16	5,000,000	4,994,125
	a,b	0.92%		12/13/16	2,000,000	1,996,525
METLIFE SHORT TERM FUNDING LLC	a,b	0.97%		01/24/17	5,000,000	4,984,507
OLD LINE FUNDING LLC	a,b	0.82%		11/28/16	2,000,000	1,997,358
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.69%		10/03/16	5,000,000	4,999,808
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.00%		11/18/16	3,000,000	2,996,000
	a,b	0.98%		12/08/16	2,000,000	1,996,298
STARBIRD FUNDING CORP	a,b	0.95%		11/16/16	1,000,000	998,786
THUNDER BAY FUNDING LLC	a,b	0.93%		12/15/16	1,000,000	998,063
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.75%		10/17/16	2,000,000	1,999,333
	a,b	1.05%		12/21/16	2,000,000	1,995,275
    1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VICTORY RECEIVABLES CORP	a,b	1.00%		12/12/16	1,000,000	998,000
						48,924,068
Certificates of Deposit 36.8%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.42%		10/04/16	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.90%		12/02/16	5,000,000	5,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.92%		02/03/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.75%		10/21/16	2,000,000	2,000,000
		1.25%		03/08/17	2,000,000	2,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/06/17	5,000,000	5,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.73%		10/11/16	1,000,000	1,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.68%		10/17/16	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.65%		10/03/16	8,000,000	8,000,000
CITIBANK NA (NEW YORK BRANCH)		0.65%		10/03/16	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.67%		10/06/16	3,000,000	3,000,002
		0.88%		12/01/16	5,000,000	5,000,042
		0.96%		01/09/17	5,000,000	5,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.87%		11/01/16	2,000,000	2,000,000
		0.94%		12/08/16	2,000,000	2,000,000
		1.17%		02/10/17	2,000,000	2,000,000
		1.18%		02/21/17	6,000,000	6,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.92%		11/07/16	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.00%		11/01/16	1,000,000	1,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.92%		12/05/16	4,000,000	4,000,036
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	2,000,000	2,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.68%		10/05/16	5,000,000	5,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.77%		10/14/16	2,000,000	2,000,000
		1.23%		02/15/17	3,000,000	3,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.70%		10/12/16	2,000,000	2,000,000
		0.90%		11/14/16	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.64%		10/03/16	6,000,000	6,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.85%		11/01/16	2,000,000	2,000,000
2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.00%		01/09/17	2,000,000	2,000,000
		1.25%		02/03/17	5,000,000	5,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.95%		01/13/17	6,000,000	6,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.87%		10/17/16	4,000,000	4,000,000
		1.17%		02/09/17	6,000,000	6,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		0.79%		11/18/16	1,000,000	1,000,007
		1.19%		02/23/17	8,500,000	8,500,170
UBS AG (STAMFORD BRANCH)		1.27%		03/09/17	1,000,000	1,000,000
		1.27%		03/13/17	5,000,000	5,000,000
						124,500,257
Financial Company Commercial Paper 3.8%
BPCE SA	b	0.87%		11/02/16	1,000,000	999,227
NATIONWIDE BUILDING SOCIETY	b	0.95%		11/17/16	2,000,000	1,997,519
	b	0.94%		12/06/16	2,000,000	1,996,553
NRW BANK	b	0.73%		11/08/16	5,000,000	4,996,147
UNITED OVERSEAS BANK LTD	b	0.81%		11/15/16	3,000,000	2,996,963
						12,986,409
Non-Financial Company Commercial Paper 5.3%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.61%		10/31/16	5,000,000	4,997,458
CHEVRON CORP	b	0.80%		12/02/16	2,000,000	1,997,244
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		10/05/16	1,000,000	999,962
	a	0.34%		10/06/16	1,000,000	999,953
GENERAL ELECTRIC CO		0.34%		10/07/16	2,000,000	1,999,887
TOTAL CAPITAL CANADA LTD	a,b	0.65%		10/13/16	2,000,000	1,999,567
TOYOTA MOTOR CREDIT CORP		0.64%		10/12/16	5,000,000	4,999,022
						17,993,093
Non-Negotiable Time Deposits 3.8%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.42%		10/04/16	5,000,000	5,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.40%		10/07/16	1,000,000	1,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.28%		10/03/16	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.28%		10/03/16	2,000,000	2,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.35%		10/05/16	1,000,000	1,000,000
		0.35%		10/06/16	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.36%		10/04/16	2,000,000	2,000,000
						13,000,000
    3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 2.7%
BANK OF AMERICA NA		0.75%		11/10/16	4,000,000	4,000,000
		0.85%		11/14/16	3,000,000	3,000,000
		1.15%		02/08/17	2,000,000	2,000,000
						9,000,000
Total Fixed-Rate Obligations
(Cost $226,403,827)						226,403,827

Variable-Rate Obligations 11.8% of net assets
Asset-Backed Commercial Paper 0.6%
OLD LINE FUNDING LLC	a,b	1.09%	10/11/16	02/08/17	2,000,000	2,000,000
Financial Company Commercial Paper 0.3%
BANK OF NOVA SCOTIA	b	0.94%	10/24/16	12/22/16	1,000,000	1,000,000
Certificates of Deposit 6.6%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.08%	10/11/16	02/10/17	1,000,000	1,000,000
HSBC BANK USA NA		0.88%		10/13/16	3,000,000	3,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.81%		10/03/16	5,000,000	5,000,000
STATE STREET BANK AND TRUST COMPANY		1.08%	10/25/16	01/25/17	8,500,000	8,500,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.90%	10/05/16	12/05/16	4,000,000	4,000,000
WELLS FARGO BANK NA		0.92%	10/06/16	12/06/16	1,000,000	1,000,000
						22,500,000
Variable Rate Demand Notes 2.2%
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV (KAISER PERMANENTE) SERIES 2006C		0.82%		10/07/16	2,000,000	2,000,000
CALIFORNIA ST ENTERPRISE DEV AUTH
IDB & PCR REV (SCONZA CANDY CO) SERIES 2008B (LOC: COMERICA BANK)		0.97%		10/07/16	1,365,000	1,365,000
HOWARD UNIVERSITY
GO SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.93%		10/07/16	1,000,000	1,000,000
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
IDB & PCR REV (ALLWAY TOOLS INC) SERIES 1997 (LOC: CITIBANK NA)		0.79%		10/07/16	20,000	20,000
NEW YORK N Y
GO SERIES 2010G-4 (LIQ: BARCLAYS BANK PLC)		0.90%		10/07/16	1,000,000	1,000,000
NEW YORK ST HSG FIN AGY
SINGLE FAM HOUSING REV SERIES 2016 A (LOC: BANK OF NEW YORK MELLON/THE)		0.78%		10/07/16	1,000,000	1,000,000
UNIVERSITY OF TEXAS SYSTEM
UNIVERSITY REV SERIES 2016 G-1		0.65%		10/07/16	1,000,000	1,000,000
						7,385,000
4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 2.1%
UNITED STATES TREASURY		0.33%	10/03/16	01/31/17	2,000,000	2,000,000
		0.42%	10/03/16	10/31/17	5,000,000	5,000,000
						7,000,000
Total Variable-Rate Obligations
(Cost $39,885,000)						39,885,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.7% of net assets
U.S. Government Agency Repurchase Agreements* 11.8%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,020,102, 2.13%, due 05/15/25)		0.47%		10/03/16	1,000,039	1,000,000
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $4,130,278, 1.03% - 6.70%, due 03/01/35 - 09/25/46)		0.50%		10/03/16	4,000,167	4,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.00%, due 12/15/39)		0.50%		10/03/16	1,000,042	1,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $17,680,737, 3.00%, due 01/01/43)		0.50%		10/03/16	17,000,708	17,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $15,600,651, 3.50%, due 09/01/46)		0.50%		10/03/16	15,000,625	15,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,082, 3.50%, due 08/01/46)		0.40%		10/04/16	1,000,078	1,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,092, 3.50%, due 08/01/46)		0.45%		10/06/16	1,000,088	1,000,000
						40,000,000
U.S. Treasury Repurchase Agreements 6.3%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,020,080, 0.75% - 4.38%, due 04/30/19 - 02/15/38)		0.41%		10/03/16	1,000,034	1,000,000
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $2,040,120, 1.75%, due 05/15/23)		0.45%		10/03/16	2,000,075	2,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $14,540,929, 1.00% - 2.75%, due 02/15/18 - 02/15/24)		0.47%		10/03/16	14,256,340	14,255,782
    5

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,020,051, 1.25% - 3.88%, due 03/31/21 - 04/15/29)		0.46%		10/03/16	1,000,038	1,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $3,060,061, 1.63%, due 02/15/26)		0.50%		10/03/16	3,000,125	3,000,000
						21,255,782
Other Repurchase Agreements** 5.6%
BNP PARIBAS SA
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,128, 0.79%, due 10/25/33)		0.57%		10/05/16	1,000,111	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,452,024, 1.58% - 8.85%, due 05/15/32 - 05/25/35)	a	0.65%		10/05/16	3,000,379	3,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,687, 5.69%, due 10/15/48)	a,c	1.46%		01/03/17	3,014,357	3,000,000
JP MORGAN SECURITIES LLC
Issued 09/20/16, repurchase date 03/20/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,856, 0.00% - 6.50%, due 03/15/18 - 07/12/46)	c	1.34%		12/29/16	2,007,444	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/24/16, repurchase date 11/22/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,001, 2.02%, due 10/25/37)	c	1.02%		11/04/16	5,010,200	5,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,251, 3.25%, due 08/27/37)		0.56%		10/05/16	2,000,218	2,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,126, 6.00%, due 03/26/37)		0.56%		10/06/16	1,000,109	1,000,000
Issued 08/04/16, repurchase date 01/31/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,314,605, 3.51% - 3.63%, due 07/17/31 - 07/19/32)	c	1.27%		01/03/17	2,010,724	2,000,000
						19,000,000
Total Repurchase Agreements
(Cost $80,255,782)						80,255,782

End of Investments.

6

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

At 09/30/16, the tax basis cost of the fund's investments was $346,544,609.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $69,906,922 or 20.7% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $12,000,000 or 3.5% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
DEV —	Development
ETF —	Exchange-traded fund
FACS —	Facilities
FING —	Financing
GO —	General obligation
HSG —	Housing
IDB —	Industrial development bond
LOC —	Letter of credit
PCR —	Pollution control revenue
REV —	Revenue
    7

The Charles Schwab Family of Funds
Schwab Investor Money Fund®
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
66.4%	Fixed-Rate Obligations	460,805,379	460,805,379
12.2%	Variable-Rate Obligations	85,159,702	85,159,702
23.8%	Repurchase Agreements	165,000,053	165,000,053
102.4%	Total Investments	710,965,134	710,965,134
(2.4%)	Other Assets and Liabilities, Net		(16,720,993)
100.0%	Net Assets		694,244,141

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 66.4% of net assets
Asset-Backed Commercial Paper 17.3%
ALPINE SECURITIZATION LTD	a,b	0.95%		11/10/16	2,000,000	1,997,889
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.55%		10/04/16	4,000,000	3,999,817
	a,b	1.08%		01/06/17	1,000,000	997,090
CAFCO LLC	a,b	0.90%		12/09/16	7,000,000	6,987,925
CANCARA ASSET SECURITISATION LLC	a	0.86%		11/16/16	11,000,000	10,987,912
CHARTA LLC	a,b	0.90%		12/07/16	3,000,000	2,994,975
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/17/16	8,000,000	7,996,871
	a	0.88%		10/18/16	4,000,000	3,998,338
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/05/16	8,000,000	7,999,218
CRC FUNDING LLC	a,b	0.94%		12/14/16	2,000,000	1,996,135
KELLS FUNDING LLC	a,b	0.72%		10/24/16	23,000,000	22,991,720
MANHATTAN ASSET FUNDING CO LLC	a,b	0.98%		11/22/16	1,000,000	998,584
METLIFE SHORT TERM FUNDING LLC	a,b	0.92%		01/03/17	1,000,000	997,598
	a,b	0.97%		01/24/17	7,000,000	6,978,310
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.86%		11/07/16	7,000,000	6,993,813
OLD LINE FUNDING LLC	a,b	0.86%		10/25/16	2,000,000	1,998,853
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.95%		11/08/16	3,000,000	2,996,992
    1

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.00%		11/18/16	3,000,000	2,996,000
	a,b	1.01%		12/02/16	2,000,000	1,996,521
	a,b	0.98%		12/08/16	5,000,000	4,990,744
THUNDER BAY FUNDING LLC	a,b	0.93%		12/15/16	4,000,000	3,992,250
	a,b	0.89%		12/22/16	3,000,000	2,993,918
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.75%		10/17/16	3,000,000	2,999,000
	a,b	1.05%		12/21/16	2,000,000	1,995,275
VICTORY RECEIVABLES CORP	a,b	0.93%		12/01/16	4,000,000	3,993,697
						119,869,445
Financial Company Commercial Paper 4.7%
BPCE SA	b	1.04%		01/05/17	1,000,000	997,227
HSBC USA INC	b	0.66%		10/04/16	1,000,000	999,945
	b	0.90%		11/01/16	4,000,000	3,996,900
ING US FUNDING LLC	a	0.93%		12/09/16	7,000,000	6,987,522
JP MORGAN SECURITIES LLC		0.87%		10/07/16	3,000,000	2,999,565
NATIONWIDE BUILDING SOCIETY	b	0.95%		11/17/16	5,000,000	4,993,799
	b	0.94%		11/21/16	2,000,000	1,997,337
NRW BANK	b	0.75%		10/27/16	1,000,000	999,462
	b	0.73%		11/08/16	4,000,000	3,996,918
UNITED OVERSEAS BANK LTD	b	0.81%		11/15/16	5,000,000	4,994,937
						32,963,612
Non-Financial Company Commercial Paper 5.2%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.67%		10/12/16	5,000,000	4,998,977
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		10/05/16	1,000,000	999,962
	a	0.34%		10/06/16	1,000,000	999,953
GENERAL ELECTRIC CO		0.34%		10/07/16	3,000,000	2,999,830
TOTAL CAPITAL CANADA LTD	a,b	0.40%		10/06/16	3,000,000	2,999,833
TOYOTA MOTOR CREDIT CORP		0.64%		10/12/16	11,000,000	10,997,849
		0.80%		10/27/16	1,000,000	999,422
		0.89%		12/27/16	11,000,000	10,976,341
						35,972,167
Certificates of Deposit 30.7%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.42%		10/04/16	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.90%		12/02/16	3,000,000	3,000,000
		1.25%		02/27/17	5,000,000	5,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.69%		10/05/16	5,000,000	5,000,000
		0.92%		02/03/17	3,000,000	3,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.75%		10/21/16	3,000,000	3,000,000
		1.25%		03/08/17	1,000,000	1,000,000
2

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF THE WEST		0.45%		10/06/16	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.22%		02/27/17	1,000,000	1,000,000
		1.30%		04/06/17	7,000,000	7,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.37%		10/07/16	1,000,000	1,000,000
		0.73%		10/11/16	1,000,000	1,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.90%		11/10/16	8,000,000	8,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.65%		10/03/16	10,000,000	10,000,000
		1.18%		03/20/17	3,000,000	3,000,000
CITIBANK NA (NEW YORK BRANCH)		0.65%		10/03/16	9,000,000	9,000,000
		0.70%		10/13/16	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.67%		10/06/16	6,000,000	6,000,004
		0.96%		01/09/17	8,000,000	8,000,000
		1.24%		03/01/17	3,000,000	3,000,062
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.17%		02/10/17	5,000,000	5,000,000
		1.18%		02/21/17	9,000,000	9,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.80%		10/20/16	1,000,000	1,000,000
		0.90%		11/04/16	4,000,000	4,000,000
		0.92%		11/07/16	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.00%		12/16/16	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.91%		12/02/16	1,000,000	1,000,009
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	1,000,000	1,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.68%		10/05/16	7,000,000	7,000,000
HSBC BANK PLC		1.23%		04/03/17	2,000,000	2,000,000
HSBC BANK USA NA		1.16%		02/02/17	3,000,000	3,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.77%		10/14/16	15,000,000	15,000,000
		0.90%		10/25/16	1,000,000	1,000,000
		1.23%		02/15/17	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.70%		10/12/16	12,000,000	12,000,000
		0.87%		10/18/16	2,000,000	2,000,000
NATIXIS (NEW YORK BRANCH)		0.92%		11/07/16	2,000,000	2,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.64%		10/03/16	6,000,000	6,000,000
		0.70%		11/01/16	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.85%		10/25/16	1,000,000	1,000,000
		0.85%		11/01/16	2,000,000	2,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.90%		12/06/16	3,000,000	3,000,000
		1.00%		01/09/17	2,000,000	2,000,000
		1.25%		02/03/17	7,000,000	7,000,000
    3

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.75%		10/24/16	2,000,000	2,000,000
		0.95%		01/12/17	5,000,000	5,000,000
		0.95%		01/13/17	7,000,000	7,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.15%		02/15/17	4,000,000	4,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.35%		10/04/16	3,000,000	3,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.19%		02/23/17	4,000,000	4,000,080
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.00%		11/07/16	5,000,000	5,000,000
		0.85%		11/18/16	1,000,000	1,000,000
		1.01%		02/13/17	4,000,000	4,000,000
UBS AG (STAMFORD BRANCH)		1.19%		02/02/17	3,000,000	3,000,000
		1.27%		03/09/17	1,000,000	1,000,000
						213,000,155
Non-Negotiable Time Deposits 5.9%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.42%		10/04/16	6,000,000	6,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.42%		10/04/16	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.40%		10/07/16	2,000,000	2,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.28%		10/03/16	2,000,000	2,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.28%		10/03/16	11,000,000	11,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.35%		10/05/16	1,000,000	1,000,000
		0.35%		10/06/16	2,000,000	2,000,000
		0.35%		10/07/16	3,000,000	3,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.28%		10/03/16	6,000,000	6,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.36%		10/04/16	6,000,000	6,000,000
						41,000,000
Other Instruments 2.6%
BANK OF AMERICA NA		0.84%		11/14/16	12,000,000	12,000,000
		1.15%		02/08/17	6,000,000	6,000,000
						18,000,000
Total Fixed-Rate Obligations
(Cost $460,805,379)						460,805,379

Variable-Rate Obligations 12.2% of net assets
Asset-Backed Commercial Paper 1.0%
OLD LINE FUNDING LLC	a,b	1.09%	10/11/16	02/08/17	7,000,000	7,000,000
Financial Company Commercial Paper 1.7%
BANK OF NOVA SCOTIA	b	0.92%	10/17/16	12/15/16	2,000,000	2,000,000
	b	0.94%	10/24/16	12/22/16	5,000,000	5,000,000
4

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COMMONWEALTH BANK OF AUSTRALIA	b	1.13%	10/11/16	03/10/17	5,000,000	5,000,000
						12,000,000
Certificates of Deposit 4.7%
STATE STREET BANK AND TRUST COMPANY		1.08%	10/25/16	01/25/17	6,000,000	6,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.90%	10/05/16	12/05/16	15,000,000	15,000,000
		1.07%	10/03/16	02/01/17	2,000,000	2,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.28%	12/28/16	09/28/17	10,000,000	10,000,000
						33,000,000
U.S. Treasury Debt 1.9%
UNITED STATES TREASURY		0.30%	10/03/16	10/31/16	10,000,000	9,999,702
		0.42%	10/03/16	10/31/17	3,000,000	3,000,000
						12,999,702
Variable Rate Demand Notes 2.2%
BLUE MOUNTAIN ENTERPRISES LLC
SERIES VRDN (LOC: WELLS FARGO BANK NA)		0.87%		10/07/16	3,640,000	3,640,000
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV (KAISER PERMANENTE) SERIES 2006C		0.82%		10/07/16	1,000,000	1,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
IDB & PCR REV SERIES 2016B (LOC: COMERICA BANK)		0.97%		10/07/16	3,000,000	3,000,000
EAGLE CNTY COLO
MULTI FAM HOUSING REV SERIES 1997B (LOC: WELLS FARGO BANK NA)		0.84%		10/07/16	1,500,000	1,500,000
LABCON NORTH AMERICA
SERIES VRDN (LOC: BANK OF THE WEST)		0.89%		10/07/16	1,375,000	1,375,000
NEW YORK ST HSG FIN AGY
SINGLE FAM HOUSING REV SERIES 2016 A (LOC: BANK OF NEW YORK MELLON/THE)		0.78%		10/07/16	1,000,000	1,000,000
YMCA OF THE NORTHWOODS
SERIES VRDN (LOC: FEDERAL HOME LOAN BANKS)		0.58%		10/07/16	3,645,000	3,645,000
						15,160,000
Other Instrument 0.7%
BANK OF AMERICA NA		0.88%		10/17/16	5,000,000	5,000,000
Total Variable-Rate Obligations
(Cost $85,159,702)						85,159,702
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.8% of net assets
U.S. Government Agency Repurchase Agreements* 12.1%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $2,040,098, 2.13%, due 05/15/25)		0.47%		10/03/16	2,000,078	2,000,000
    5

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $9,180,474, 0.00% - 1.88%, due 03/30/17 - 08/15/26)		0.50%		10/03/16	9,000,375	9,000,000
GOLDMAN SACHS & CO
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 5.00%, due 03/15/23)		0.36%		10/05/16	1,000,070	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.00%, due 12/15/39)		0.50%		10/03/16	1,000,042	1,000,000
MIZUHO SECURITIES USA INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 7.50%, due 12/01/32)		0.50%		10/03/16	1,000,042	1,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $36,401,517, 3.00%, due 01/01/43)		0.50%		10/03/16	35,001,458	35,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $34,321,431, 3.50%, due 09/01/46 - 10/01/46)		0.50%		10/03/16	33,001,375	33,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,081, 3.50%, due 08/01/46)		0.40%		10/04/16	1,000,078	1,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,092, 3.50%, due 09/01/46)		0.45%		10/06/16	1,000,088	1,000,000
						84,000,000
U.S. Treasury Repurchase Agreements 5.2%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,020,038, 0.00% - 2.75%, due 11/03/16 - 10/31/20)		0.41%		10/03/16	1,000,034	1,000,000
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $3,060,180, 1.63% - 1.75%, due 12/31/19 - 05/15/23)		0.45%		10/03/16	3,000,113	3,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $21,420,144, 1.38% - 2.00%, due 09/30/20 - 08/15/25)		0.47%		10/03/16	21,000,876	21,000,053
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $3,060,118, 0.00% - 2.00%, due 01/12/17 - 11/30/22)		0.46%		10/03/16	3,000,115	3,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $7,140,008, 1.63%, due 02/15/26)		0.50%		10/03/16	7,000,292	7,000,000
6

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Treasury Securities valued at $1,020,085, 0.00% - 2.13%, due 10/27/16 - 01/31/21)		0.42%		10/06/16	1,000,082	1,000,000
						36,000,053
Other Repurchase Agreements** 6.5%
BNP PARIBAS SA
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,638, 3.49% - 5.50%, due 07/25/24 - 04/15/27)		0.57%		10/05/16	5,000,554	5,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,069, 1.58% - 5.69%, due 05/25/35 - 10/15/48)	a	0.65%		10/05/16	3,000,379	3,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,801,983, 0.15% - 8.85%, due 04/10/28 - 09/15/40)	a,c	1.46%		01/03/17	12,057,427	12,000,000
JP MORGAN SECURITIES LLC
Issued 09/01/16, repurchase date 02/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,756,226, 0.88% - 7.75%, due 03/15/23 - 07/12/46)	c	1.29%		12/29/16	5,021,321	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/24/16, repurchase date 11/22/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,500,001, 2.02%, due 10/25/37)	c	1.02%		11/04/16	10,020,400	10,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,042, 3.25%, due 08/27/37)		0.43%		10/03/16	1,000,036	1,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,626, 0.82% - 3.25%, due 01/25/36 - 08/27/37)		0.56%		10/05/16	5,000,544	5,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,125, 2.79%, due 06/20/36)		0.56%		10/06/16	1,000,109	1,000,000
Issued 08/04/16, repurchase date 01/31/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,471,908, 3.63%, due 07/17/31)	c	1.27%		01/03/17	3,016,087	3,000,000
						45,000,000
Total Repurchase Agreements
(Cost $165,000,053)						165,000,053

End of Investments.

    7

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

At 09/30/16, the tax basis cost of the fund's investments was $710,965,134.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $146,861,659 or 21.2% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $30,000,000 or 4.3% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
FACS —	Facilities
FING —	Financing
GTY —	Guaranty agreement
HSG —	Housing
IDB —	Industrial development bond
LOC —	Letter of credit
MULTI FAM —	Multi-family
PCR —	Pollution control revenue
REV —	Revenue
VRDN —	Variable rate demand note
8

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
9

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88395SEP16
10

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
64.7%	Fixed-Rate Obligations	10,822,589,109	10,822,589,109
10.6%	Variable-Rate Obligations	1,778,919,881	1,778,919,881
25.2%	Repurchase Agreements	4,216,273,494	4,216,273,494
100.5%	Total Investments	16,817,782,484	16,817,782,484
(0.5%)	Other Assets and Liabilities, Net		(82,078,089)
100.0%	Net Assets		16,735,704,395

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 64.7% of net assets
Asset-Backed Commercial Paper 10.6%
ALPINE SECURITIZATION LTD	a,b	0.95%		11/10/16	20,000,000	19,978,889
BEDFORD ROW FUNDING CORP	a,b	1.26%		03/20/17	5,000,000	4,970,486
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.55%		10/04/16	66,000,000	65,996,975
CANCARA ASSET SECURITISATION LLC	a	0.70%		11/01/16	90,000,000	89,945,750
	a	0.86%		11/16/16	150,000,000	149,835,167
	a	0.92%		12/05/16	14,000,000	13,976,744
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/17/16	35,000,000	34,986,311
	a,b	0.94%		12/13/16	35,000,000	34,933,286
CRC FUNDING LLC	a,b	0.90%		12/05/16	79,000,000	78,871,625
	a,b	0.90%		12/06/16	44,000,000	43,927,400
KELLS FUNDING LLC	a,b	0.72%		10/21/16	95,000,000	94,967,700
	a,b	0.73%		10/24/16	15,000,000	14,994,525
	a,b	0.75%		10/27/16	80,000,000	79,961,667
	a,b	0.92%		12/08/16	10,000,000	9,983,389
	a,b	0.92%		12/13/16	143,000,000	142,751,498
	a,b	1.04%		01/20/17	123,000,000	122,616,240
	a,b	1.04%		01/23/17	40,000,000	39,874,044
METLIFE SHORT TERM FUNDING LLC	a,b	0.92%		01/03/17	29,000,000	28,930,335
	a,b	0.97%		01/24/17	69,000,000	68,786,196
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.86%		11/07/16	33,000,000	32,970,832
	a,b	1.16%		02/13/17	6,000,000	5,974,125
	a,b	1.23%		02/17/17	55,000,000	54,740,919
    1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.69%		10/03/16	7,000,000	6,999,732
	a,b	1.00%		11/21/16	3,000,000	2,995,750
	a,b	1.03%		12/06/16	16,000,000	15,969,787
	a,b	1.05%		12/14/16	31,000,000	30,933,092
	a,b	1.05%		01/03/17	79,000,000	78,783,408
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.00%		11/18/16	12,000,000	11,984,000
	a,b	1.01%		11/28/16	19,000,000	18,969,083
	a,b	0.98%		12/08/16	172,000,000	171,681,609
THUNDER BAY FUNDING LLC	a,b	0.93%		12/15/16	50,000,000	49,903,125
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.05%		12/21/16	84,000,000	83,801,550
VICTORY RECEIVABLES CORP	a,b	1.00%		12/12/16	75,000,000	74,850,000
						1,780,845,239
Financial Company Commercial Paper 7.3%
ABN AMRO FUNDING USA LLC	a,b	0.68%		10/14/16	8,000,000	7,998,036
BPCE SA	b	1.01%		12/05/16	79,000,000	78,855,935
DBS BANK LTD	b	0.65%		10/14/16	14,000,000	13,996,714
	b	0.90%		12/05/16	13,000,000	12,978,875
HSBC USA INC	b	0.90%		11/01/16	64,000,000	63,950,400
	b	0.86%		11/10/16	33,000,000	32,968,467
	b	0.90%		12/19/16	10,000,000	9,980,250
ING US FUNDING LLC	a	0.93%		12/09/16	180,000,000	179,679,150
	a	1.22%		03/01/17	7,000,000	6,964,473
JP MORGAN SECURITIES LLC		0.87%		10/12/16	48,000,000	47,987,240
		0.86%		11/01/16	5,000,000	4,996,297
		0.85%		11/09/16	188,000,000	187,826,883
MACQUARIE BANK LTD	b	0.95%		12/28/16	20,000,000	19,953,555
NATIONWIDE BUILDING SOCIETY	b	0.95%		11/17/16	25,000,000	24,968,993
	b	0.95%		11/18/16	50,000,000	49,936,667
	b	0.94%		11/21/16	77,000,000	76,897,462
	b	0.94%		11/28/16	1,000,000	998,485
NRW BANK	b	0.75%		10/27/16	128,000,000	127,931,129
UNITED OVERSEAS BANK LTD	b	0.81%		11/15/16	58,000,000	57,941,275
WESTPAC BANKING CORP	b	0.75%		11/16/16	209,000,000	208,799,708
						1,215,609,994
Certificates of Deposit 35.8%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.42%		10/04/16	70,000,000	70,000,000
	a	1.00%		01/03/17	97,000,000	97,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.90%		12/02/16	39,000,000	39,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.69%		10/05/16	81,000,000	81,000,000
		0.93%		02/01/17	53,000,000	53,000,000
		0.92%		02/03/17	48,000,000	48,000,000
2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.92%		11/01/16	7,000,000	7,000,000
		1.25%		03/08/17	120,000,000	120,000,000
BANK OF THE WEST		0.45%		10/06/16	3,000,000	3,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.23%		02/24/17	47,000,000	47,000,000
		1.22%		02/27/17	119,000,000	119,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.37%		10/07/16	14,000,000	14,000,000
		0.73%		10/11/16	67,000,000	67,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.90%		11/10/16	71,000,000	71,000,000
		1.23%		02/21/17	8,000,000	8,000,000
		1.27%		03/02/17	63,000,000	63,000,000
		1.27%		03/15/17	15,000,000	15,000,000
		1.27%		03/16/17	60,000,000	60,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.65%		10/03/16	129,000,000	129,000,000
		1.23%		02/21/17	170,000,000	170,000,000
CITIBANK NA (NEW YORK BRANCH)		0.65%		10/03/16	100,000,000	100,000,000
		0.70%		10/18/16	23,000,000	23,000,000
		0.87%		12/15/16	187,000,000	187,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.67%		10/06/16	100,000,000	100,000,069
		0.96%		01/09/17	180,000,000	180,000,000
		1.16%		03/29/17	65,000,000	65,000,000
		1.16%		04/03/17	100,000,000	100,002,540
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.87%		11/01/16	22,000,000	22,000,000
		0.74%		11/14/16	53,000,000	53,000,000
		1.17%		02/10/17	154,000,000	154,000,000
		1.18%		02/21/17	184,000,000	184,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.80%		10/20/16	180,000,000	180,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.00%		12/16/16	47,000,000	47,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.91%		12/02/16	84,000,000	84,000,722
		0.92%		12/05/16	82,000,000	82,000,739
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.68%		10/05/16	100,000,000	100,000,000
		0.95%		01/03/17	66,000,000	66,000,000
ING BANK NV (LONDON BRANCH)		1.24%		04/04/17	50,000,000	50,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.45%		10/04/16	81,000,000	81,000,000
		0.60%		11/02/16	2,000,000	2,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.77%		10/14/16	142,000,000	142,000,000
		0.90%		10/25/16	48,000,000	48,000,000
		0.95%		11/01/16	15,000,000	15,000,000
		0.95%		12/15/16	142,000,000	142,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.77%		10/14/16	60,000,000	60,000,000
		0.87%		10/18/16	91,000,000	91,000,000
		0.90%		11/08/16	50,000,000	50,000,000
		0.90%		11/14/16	107,000,000	107,000,000
    3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.90%		11/29/16	25,000,000	25,000,000
		1.23%		02/27/17	1,000,000	1,000,000
NATIXIS (NEW YORK BRANCH)		0.92%		11/07/16	75,000,000	75,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.64%		10/03/16	90,000,000	90,000,000
		0.38%		10/07/16	1,000,000	1,000,000
		0.66%		10/07/16	33,000,000	33,000,000
		0.66%		10/13/16	38,000,000	38,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.96%		11/22/16	43,800,000	43,807,445
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.85%		11/01/16	84,000,000	84,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.90%		11/01/16	43,000,000	43,000,000
		1.00%		11/21/16	35,000,000	35,000,000
		0.90%		12/06/16	126,000,000	126,000,000
		1.25%		02/03/17	180,000,000	180,000,000
		1.25%		04/03/17	24,000,000	24,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.70%		10/06/16	85,000,000	85,000,000
		0.95%		12/12/16	66,000,000	66,000,000
		0.96%		12/20/16	187,000,000	187,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.35%		10/04/16	169,000,000	169,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		0.79%		11/18/16	5,000,000	5,000,033
		1.16%		02/13/17	100,000,000	100,001,863
		1.19%		02/23/17	240,500,000	240,504,813
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.00%		11/07/16	50,000,000	50,000,000
		0.85%		11/18/16	62,000,000	62,000,000
		1.01%		02/13/17	41,000,000	41,000,000
UBS AG (STAMFORD BRANCH)		1.19%		02/02/17	172,000,000	172,000,000
		1.27%		03/09/17	80,000,000	80,000,000
WELLS FARGO BANK NA		0.87%		10/25/16	135,000,000	135,000,000
		0.86%		11/17/16	1,000,000	1,000,000
						5,988,318,224
Non-Financial Company Commercial Paper 2.3%
BMW US CAPITAL LLC	b	0.39%		10/05/16	10,000,000	9,999,567
	b	0.39%		10/07/16	12,000,000	11,999,220
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.67%		10/12/16	30,000,000	29,993,858
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		10/04/16	25,000,000	24,999,292
	a	0.34%		10/05/16	30,000,000	29,998,867
	a	0.34%		10/06/16	20,000,000	19,999,055
GENERAL ELECTRIC CO		0.34%		10/07/16	81,000,000	80,995,410
TOTAL CAPITAL CANADA LTD	a,b	0.40%		10/06/16	33,000,000	32,998,166
	a,b	0.65%		10/13/16	50,000,000	49,989,167
TOYOTA MOTOR CREDIT CORP		0.86%		12/13/16	90,000,000	89,843,050
						380,815,652
4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 6.4%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.42%		10/04/16	84,000,000	84,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.42%		10/04/16	18,000,000	18,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.40%		10/07/16	73,000,000	73,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN)		0.26%		10/03/16	34,000,000	34,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.38%		10/04/16	45,000,000	45,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.28%		10/03/16	51,000,000	51,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.28%		10/03/16	267,000,000	267,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.35%		10/05/16	35,000,000	35,000,000
		0.35%		10/06/16	119,000,000	119,000,000
		0.35%		10/07/16	12,000,000	12,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.28%		10/03/16	166,000,000	166,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.36%		10/04/16	166,000,000	166,000,000
						1,070,000,000
Other Instruments 2.3%
BANK OF AMERICA NA		0.85%		11/08/16	297,000,000	297,000,000
		0.84%		11/14/16	1,000,000	1,000,000
		0.85%		11/14/16	89,000,000	89,000,000
						387,000,000
Total Fixed-Rate Obligations
(Cost $10,822,589,109)						10,822,589,109

Variable-Rate Obligations 10.6% of net assets
Asset-Backed Commercial Paper 0.3%
OLD LINE FUNDING LLC	a,b	1.09%	10/11/16	02/08/17	50,000,000	50,000,000
Financial Company Commercial Paper 0.7%
BANK OF NOVA SCOTIA	b	0.92%	10/17/16	12/15/16	11,000,000	11,000,000
	b	0.94%	10/24/16	12/22/16	48,000,000	48,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	1.13%	10/11/16	03/10/17	57,000,000	57,000,000
HSBC USA INC	b	0.88%	10/03/16	11/01/16	12,000,000	12,000,000
						128,000,000
Certificates of Deposit 5.4%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.08%	10/11/16	02/10/17	132,000,000	132,000,000
HSBC BANK USA NA		0.88%		10/13/16	91,000,000	91,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.81%		10/03/16	137,000,000	137,000,000
    5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STATE STREET BANK AND TRUST COMPANY		0.90%	10/18/16	11/18/16	43,000,000	43,000,000
		1.08%	10/25/16	01/25/17	198,000,000	198,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.23%	10/17/16	02/17/17	6,000,000	6,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.07%	10/03/16	02/01/17	82,000,000	82,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.28%	12/28/16	09/27/17	210,000,000	210,000,000
						899,000,000
U.S. Treasury Debt 1.2%
UNITED STATES TREASURY		0.33%	10/03/16	01/31/17	85,000,000	84,999,881
		0.42%	10/03/16	10/31/17	120,000,000	120,000,000
						204,999,881
Variable Rate Demand Notes 1.0%
BRECKENRIDGE TERRACE LLC
SERIES VRDN (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	1,000,000	1,000,000
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV (KAISER PERMANENTE) SERIES 2006C		0.82%		10/07/16	15,000,000	15,000,000
EAGLE CNTY COLO
MULTI FAM HOUSING REV (THE TARNES @ BC LLC) SERIES 1999 B (LOC: WELLS FARGO BANK NA)		0.84%		10/07/16	2,410,000	2,410,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.53%		10/07/16	1,900,000	1,900,000
HOWARD UNIVERSITY
GO SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.93%		10/07/16	40,000,000	40,000,000
NEW YORK N Y
GO SERIES 2010G-4 (LIQ: BARCLAYS BANK PLC)		0.90%		10/07/16	18,000,000	18,000,000
NEW YORK ST HSG FIN AGY
SINGLE FAM HOUSING REV SERIES 2016 A (LOC: BANK OF NEW YORK MELLON/THE)		0.78%		10/07/16	6,000,000	6,000,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
MULTI FAM HOUSING REV SERIES 2000B (LOC: WELLS FARGO BANK NA)		0.84%		10/07/16	2,885,000	2,885,000
TEXAS
VETERANS BONDS SERIES 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.84%		10/07/16	24,725,000	24,725,000
UNIVERSITY HOSPS HLTH SYS INC
HOSPITAL REV SERIES 2013C (LOC: BARCLAYS BANK PLC)		0.88%		10/07/16	30,000,000	30,000,000
UNIVERSITY OF TEXAS SYSTEM
UNIVERSITY REV SERIES 2016 G-1		0.65%		10/07/16	20,000,000	20,000,000
UNIVERSITY REV SERIES 2016 G-2		0.74%		10/07/16	5,000,000	5,000,000
						166,920,000
Other Instruments 2.0%
BANK OF AMERICA NA		0.87%	10/04/16	11/04/16	50,000,000	50,000,000
6

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		1.02%		10/14/16	55,000,000	55,000,000
		1.06%		10/21/16	225,000,000	225,000,000
						330,000,000
Total Variable-Rate Obligations
(Cost $1,778,919,881)						1,778,919,881
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 25.2% of net assets
U.S. Government Agency Repurchase Agreements* 4.7%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $36,721,525, 2.13% - 3.50%, due 05/15/25 - 10/01/42)		0.47%		10/03/16	36,001,410	36,000,000
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $210,890,212, 0.00% - 7.00%, due 01/19/17 - 09/01/46)		0.50%		10/03/16	206,008,583	206,000,000
GOLDMAN SACHS & CO
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $3,060,000, 3.00%, due 11/01/29 - 12/01/35)		0.50%		10/03/16	3,000,125	3,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by U.S. Government Agency Securities valued at $14,280,000, 3.50% - 4.00%, due 05/20/46 - 06/20/46)		0.36%		10/05/16	14,000,980	14,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $30,900,000, 0.92% - 3.00%, due 12/15/39 - 10/25/46)		0.50%		10/03/16	30,001,250	30,000,000
MIZUHO SECURITIES USA INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $42,230,000, 5.50%, due 05/01/35)		0.50%		10/03/16	41,001,708	41,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $270,411,267, 3.00% - 3.50%, due 03/01/42 - 04/01/43)		0.50%		10/03/16	260,010,833	260,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $138,325,764, 3.50%, due 09/01/46)		0.50%		10/03/16	133,005,542	133,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $27,042,104, 3.50%, due 08/01/46)		0.40%		10/04/16	26,002,022	26,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $34,323,003, 3.50%, due 08/01/46)		0.45%		10/06/16	33,002,888	33,000,000
						782,000,000
    7

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 14.8%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $25,500,930, 1.38% - 8.75%, due 10/31/17 - 08/15/46)		0.41%		10/03/16	25,000,854	25,000,000
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $78,543,038, 1.75%, due 01/31/23 - 05/15/23)		0.45%		10/03/16	77,002,888	77,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $195,098,995, 0.00% - 2.25%, due 01/31/17 - 07/31/23)		0.47%		10/03/16	191,280,986	191,273,494
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $64,262,494, 0.00% - 4.63%, due 11/15/16 - 03/31/23)		0.46%		10/03/16	63,002,415	63,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $162,180,107, 3.63%, due 02/15/44)		0.50%		10/03/16	159,006,625	159,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,889,039,455, 3.63%, due 02/15/20)		0.25%		10/03/16	1,889,039,354	1,889,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Treasury Securities valued at $20,400,334, 0.00% - 2.75%, due 10/13/16 - 05/15/24)		0.42%		10/06/16	20,001,633	20,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $54,062,169, 1.63%, due 12/31/19)		0.48%		10/03/16	53,002,120	53,000,000
						2,477,273,494
Other Repurchase Agreements** 5.7%
BNP PARIBAS SA
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $73,608,158, 0.75% - 10.25%, due 12/01/17 - 06/15/45)		0.57%		10/05/16	64,007,093	64,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,000,196, 0.62% - 5.56%, due 01/25/33 - 12/25/36)	a	0.65%		10/05/16	40,005,056	40,000,000
8

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $372,601,930, 0.28% - 8.41%, due 03/11/21 - 03/15/59)	a,c	1.46%		01/03/17	325,550,520	324,000,000
JP MORGAN SECURITIES LLC
Issued 09/01/16, repurchase date 02/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,827,823, 0.00% - 10.18%, due 05/15/17 - 02/25/70)	c	1.29%		12/29/16	65,277,171	65,000,000
Issued 09/20/16, repurchase date 03/20/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $153,007,525, 0.32% - 9.75%, due 03/22/17 - 12/01/86)	c	1.34%		12/29/16	133,495,056	133,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/24/16, repurchase date 11/22/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $120,750,001, 0.00% - 2.02%, due 08/03/20 - 10/25/37)	c	1.02%		11/04/16	105,214,200	105,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $83,953,009, 0.65% - 6.00%, due 02/25/35 - 09/17/57)		0.43%		10/03/16	73,002,616	73,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,005,009, 3.25%, due 08/27/37)		0.56%		10/05/16	40,004,356	40,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $72,457,889, 3.92% - 4.81%, due 09/18/31 - 08/19/32)		0.56%		10/06/16	63,006,860	63,000,000
Issued 08/04/16, repurchase date 01/31/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,786,513, 3.92%, due 09/18/31)	c	1.27%		01/03/17	5,026,811	5,000,000
Issued 08/26/16, repurchase date 02/22/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $52,107,075, 0.37% - 6.00%, due 12/25/33 - 04/25/47)	c	1.38%		01/03/17	45,224,250	45,000,000
						957,000,000
Total Repurchase Agreements
(Cost $4,216,273,494)						4,216,273,494

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $16,817,782,484.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,628,223,507 or 15.7% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $677,000,000 or 4.0% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

    9

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
FACS —	Facilities
FING —	Financing
GO —	General obligation
HSG —	Housing
LIQ —	Liquidity agreement
LOC —	Letter of credit
MULTI FAM —	Multi-family
REV —	Revenue
VRDN —	Variable rate demand note
10

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
11

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47712SEP16
12

The Charles Schwab Family of Funds
Schwab Government Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
42.7%	Fixed-Rate Obligations	13,796,529,187	13,796,529,187
17.9%	Variable-Rate Obligations	5,770,647,944	5,770,647,944
39.4%	Repurchase Agreements	12,724,614,473	12,724,614,473
100.0%	Total Investments	32,291,791,604	32,291,791,604
0.0%	Other Assets and Liabilities, Net		15,565,335
100.0%	Net Assets		32,307,356,939

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 42.7% of net assets
U.S. Government Agency Debt 31.8%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.59%		02/06/17	35,725,000	35,738,545
FEDERAL HOME LOAN BANKS		0.40%		10/03/16	249,000,000	248,994,397
		0.41%		10/03/16	250,000,000	249,994,375
		0.37%		10/05/16	255,000,000	254,989,519
		0.45%		10/06/16	200,000,000	199,999,241
		0.37%		10/07/16	250,000,000	249,984,625
		0.37%		10/12/16	200,000,000	199,977,694
		0.38%		10/12/16	250,000,000	249,971,049
		0.40%		10/12/16	93,250,000	93,238,603
		0.38%		10/14/16	250,000,000	249,965,694
		0.48%		10/14/16	150,000,000	149,974,162
		0.37%		10/18/16	247,900,000	247,856,686
		0.38%		10/19/16	254,300,000	254,251,944
		0.41%		10/19/16	374,900,000	374,823,145
		0.42%		10/21/16	4,700,000	4,698,903
		0.46%		10/27/16	150,000,000	149,997,016
		0.44%		10/28/16	8,120,000	8,117,351
		0.33%		11/04/16	250,000,000	249,922,083
		0.55%		11/04/16	250,000,000	249,871,319
		0.34%		11/14/16	143,500,000	143,440,543
		0.34%		11/16/16	248,000,000	247,890,990
		0.58%		11/23/16	100,000,000	99,914,758
		0.35%		11/28/16	250,000,000	249,861,042
		0.34%		11/30/16	250,000,000	249,856,667
		0.59%		11/30/16	74,300,000	74,227,558
		1.63%		12/09/16	5,000,000	5,011,791
		0.50%		12/14/16	250,000,000	249,743,056
		0.47%		12/16/16	235,600,000	235,366,866
		4.75%		12/16/16	4,810,000	4,853,825
		0.43%		01/04/17	30,000,000	29,966,038
    1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.44%		01/06/17	250,000,000	249,706,979
		0.43%		01/11/17	146,900,000	146,887,813
		0.44%		01/11/17	150,000,000	149,813,000
		0.45%		01/13/17	250,000,000	249,675,000
		0.47%		01/18/17	150,000,000	149,788,813
		0.43%		01/20/17	250,000,000	249,668,542
		0.47%		01/27/17	33,300,000	33,248,700
		0.48%		02/08/17	250,000,000	249,568,472
		0.47%		02/10/17	350,000,000	349,396,833
		0.48%		02/15/17	233,000,000	232,576,160
		0.56%		02/17/17	75,000,000	74,837,833
		0.48%		02/22/17	250,000,000	249,521,000
		0.50%		03/10/17	288,415,000	287,774,078
		0.56%		03/15/17	490,000,000	488,742,333
		0.51%		03/22/17	345,000,000	344,159,350
		0.55%		05/25/17	64,500,000	64,267,442
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.88%		10/14/16	25,000,000	25,002,854
		0.40%		10/17/16	10,000,000	9,998,227
		0.45%		11/16/16	248,900,000	248,756,882
		0.45%		12/09/16	97,000,000	96,917,267
		0.40%		12/21/16	147,825,000	147,691,958
		0.50%		01/27/17	129,800,000	129,732,805
		0.88%		02/22/17	22,030,000	22,062,787
		0.48%		02/28/17	28,534,000	28,476,932
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.43%		10/05/16	146,750,000	146,742,989
		0.42%		10/06/16	150,000,000	149,991,250
		0.44%		10/17/16	150,000,000	149,970,667
		0.47%		11/01/16	100,000,000	99,959,528
		1.38%		11/15/16	35,250,000	35,284,439
		0.41%		01/17/17	117,750,000	117,605,168
						10,290,325,586
U.S. Treasury Debt 10.9%
UNITED STATES TREASURY		1.00%		10/31/16	22,750,000	22,760,749
		0.63%		11/15/16	100,000,000	100,038,209
		2.75%		11/30/16	390,000,000	391,494,354
		0.88%		11/30/16	85,000,000	85,073,235
		0.50%		11/30/16	150,000,000	150,017,912
		0.43%		01/19/17	225,000,000	224,707,469
		3.13%		01/31/17	243,000,000	245,150,178
		0.88%		01/31/17	294,000,000	294,519,120
		0.63%		02/15/17	305,000,000	305,175,528
		0.50%		02/28/17	558,000,000	558,147,136
		3.00%		02/28/17	399,000,000	403,286,126
		0.88%		02/28/17	398,000,000	398,697,907
		0.75%		03/15/17	193,000,000	193,216,516
		0.88%		04/15/17	83,000,000	83,162,366
		2.38%		07/31/17	50,000,000	50,756,796
						3,506,203,601
Total Fixed-Rate Obligations
(Cost $13,796,529,187)						13,796,529,187

Variable-Rate Obligations 17.9% of net assets
U.S. Government Agency Debt 16.0%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.55%	10/26/16	07/26/17	35,000,000	34,997,062
		0.55%	10/28/16	08/28/17	150,000,000	149,979,251
		0.59%	10/06/16	11/06/17	135,000,000	134,969,955
2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN BANKS		0.53%	10/21/16	11/21/16	150,000,000	150,000,000
		0.52%	10/15/16	12/15/16	85,000,000	84,999,991
		0.53%	10/17/16	01/17/17	100,000,000	100,000,000
		0.58%	10/18/16	01/18/17	250,000,000	250,000,000
		0.57%	10/23/16	01/23/17	145,000,000	145,000,000
		0.67%	11/10/16	02/10/17	100,000,000	99,994,261
		0.67%	11/17/16	02/17/17	100,000,000	99,993,941
		0.54%	10/14/16	03/14/17	150,000,000	149,990,160
		0.54%	10/15/16	03/15/17	249,000,000	249,000,000
		0.53%	10/17/16	03/17/17	100,000,000	99,992,978
		0.79%	12/21/16	03/21/17	250,000,000	250,000,000
		0.58%	10/04/16	04/04/17	100,000,000	100,000,000
		0.60%	10/05/16	04/05/17	200,000,000	200,000,000
		0.67%	11/16/16	05/16/17	99,750,000	99,749,494
		0.53%	11/24/16	05/24/17	240,000,000	240,000,000
		0.52%	10/18/16	08/18/17	150,000,000	150,000,000
		0.59%	10/13/16	10/13/17	100,000,000	100,000,000
		0.67%	11/02/16	11/02/17	182,700,000	182,625,344
		0.77%	12/01/16	12/01/17	150,000,000	150,000,000
		0.60%	10/07/16	12/07/17	100,000,000	99,994,077
		0.67%	11/26/16	02/26/18	198,000,000	198,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.71%		11/14/16	200,000,000	199,999,304
		0.51%	10/12/16	12/12/16	100,000,000	99,996,992
		0.53%	10/13/16	01/13/17	175,000,000	174,994,947
		0.56%	10/27/16	04/27/17	371,356,000	371,728,520
		0.57%	10/13/16	11/13/17	99,000,000	99,000,000
		0.63%	10/08/16	01/08/18	148,900,000	148,900,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.59%		10/21/16	125,000,000	124,999,344
		0.53%	10/08/16	09/08/17	125,000,000	124,988,169
		0.53%	10/05/16	10/05/17	150,000,000	149,977,768
		0.63%	10/11/16	01/11/18	150,000,000	150,000,000
						5,163,871,558
U.S. Treasury Debt 1.9%
UNITED STATES TREASURY		0.30%	10/03/16	10/31/16	20,000,000	19,999,405
		0.33%	10/03/16	01/31/17	231,780,000	231,786,794
		0.32%	10/03/16	04/30/17	45,000,000	44,995,125
		0.33%	10/03/16	07/31/17	310,000,000	309,995,062
						606,776,386
Total Variable-Rate Obligations
(Cost $5,770,647,944)						5,770,647,944
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 39.4% of net assets
U.S. Government Agency Repurchase Agreements* 6.3%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $72,102,825, 2.68% - 4.00%, due 02/01/30 - 08/01/46)		0.47%		10/03/16	70,002,742	70,000,000
    3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $417,167,382, 2.00% - 5.00%, due 09/01/24 - 10/01/46)		0.50%		10/03/16	405,016,875	405,000,000
GOLDMAN SACHS & CO
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 3.62% - 4.00%, due 02/01/18 - 06/01/25)		0.50%		10/03/16	6,000,250	6,000,000
JP MORGAN SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $185,400,000, 2.00% - 4.50%, due 07/01/26 - 02/20/45)		0.52%		10/03/16	180,007,800	180,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $133,904,240, 2.25% - 4.50%, due 07/01/26 - 05/20/46)		0.38%		10/04/16	130,009,606	130,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $59,740,000, 1.02% - 3.00%, due 02/15/38 - 10/25/46)		0.50%		10/03/16	58,002,417	58,000,000
Issued 09/30/16, repurchase date 10/07/16 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 0.88% - 3.00%, due 09/25/23 - 10/25/46)		0.48%		10/07/16	200,018,667	200,000,000
MIZUHO SECURITIES USA INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $157,590,001, 0.86% - 7.00%, due 05/01/38 - 06/16/41)		0.50%		10/03/16	153,006,375	153,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $539,782,490, 3.50%, due 08/01/45 - 11/01/45)		0.50%		10/03/16	519,021,625	519,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $271,451,310, 1.89% - 7.50%, due 10/01/17 - 11/01/43)		0.50%		10/03/16	261,010,875	261,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $52,004,045, 3.50%, due 06/01/46)		0.40%		10/04/16	50,003,889	50,000,000
						2,032,000,000
U.S. Treasury Repurchase Agreements 33.1%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $51,001,798, 0.75% - 3.88%, due 07/31/18 - 08/15/40)		0.41%		10/03/16	50,001,708	50,000,000
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $154,025,784, 0.00% - 6.63%, due 12/29/16 - 02/15/27)		0.45%		10/03/16	151,005,663	151,000,000
BARCLAYS CAPITAL INC
Issued 09/26/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $357,000,036, 0.00% - 8.88%, due 10/13/16 - 02/15/46)		0.32%		10/03/16	350,021,778	350,000,000
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $384,146,775, 0.38% - 7.63%, due 10/15/16 - 02/15/40)		0.47%		10/03/16	376,629,224	376,614,473
4

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Treasury Securities valued at $357,000,033, 0.63% - 8.00%, due 12/31/16 - 05/15/43)		0.36%		10/04/16	350,024,500	350,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by U.S. Treasury Securities valued at $127,500,018, 0.00% - 2.63%, due 10/27/16 - 04/30/23)		0.40%		10/05/16	125,009,722	125,000,000
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $125,464,833, 3.13%, due 05/15/21)		0.46%		10/03/16	123,004,715	123,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $319,260,032, 0.88% - 2.50%, due 09/15/19 - 02/15/45)		0.50%		10/03/16	313,013,042	313,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $8,215,171,274, 1.00% - 5.00%, due 11/30/19 - 05/15/37)		0.25%		10/03/16	8,215,171,146	8,215,000,000
JP MORGAN SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $38,760,082, 1.38% - 4.50%, due 08/31/20 - 05/15/45)		0.50%		10/03/16	38,001,583	38,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Treasury Securities valued at $506,945,951, 0.46% - 3.00%, due 04/30/18 - 05/15/45)		0.42%		10/06/16	497,040,588	497,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $106,084,244, 1.38%, due 10/31/20)		0.48%		10/03/16	104,004,160	104,000,000
						10,692,614,473
Total Repurchase Agreements
(Cost $12,724,614,473)						12,724,614,473

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $32,291,791,604.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
    5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
81.5%	Fixed-Rate Obligations	15,631,171,173	15,631,171,173
18.3%	Variable-Rate Obligations	3,500,822,285	3,500,822,285
99.8%	Total Investments	19,131,993,458	19,131,993,458
0.2%	Other Assets and Liabilities, Net		44,917,112
100.0%	Net Assets		19,176,910,570

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 81.5% of net assets
U.S. Treasury Debt 81.5%
UNITED STATES TREASURY		0.25%		10/06/16	1,212,823,000	1,212,780,467
		0.25%		10/13/16	816,662,000	816,593,945
		0.63%		10/15/16	571,000,000	571,051,294
		0.15%		10/27/16	995,574,000	995,464,452
		0.32%		10/27/16	350,000,000	349,918,479
		0.38%		10/31/16	233,000,000	233,012,904
		1.00%		10/31/16	1,500,853,000	1,501,635,886
		3.13%		10/31/16	492,000,000	493,118,832
		0.26%		11/03/16	175,000,000	174,958,933
		0.63%		11/15/16	405,000,000	405,116,395
		4.63%		11/15/16	498,000,000	500,588,711
		0.50%		11/30/16	845,000,000	845,254,212
		0.88%		11/30/16	1,668,000,000	1,669,357,333
		2.75%		11/30/16	866,900,000	870,237,791
		0.63%		12/15/16	195,000,000	195,100,175
		0.39%		12/22/16	500,000,000	499,561,528
		0.88%		12/31/16	235,000,000	235,246,542
		0.35%		01/12/17	266,000,000	265,733,631
		0.75%		01/15/17	185,000,000	185,211,931
		0.43%		01/19/17	150,000,000	149,804,521
		0.50%		01/31/17	52,000,000	52,033,251
		0.88%		01/31/17	1,158,000,000	1,160,040,620
		3.13%		01/31/17	542,000,000	546,697,448
		0.63%		02/15/17	183,850,000	183,955,806
		0.50%		02/28/17	410,000,000	410,061,574
		0.88%		02/28/17	225,000,000	225,338,804
		3.00%		02/28/17	50,000,000	50,537,109
		0.75%		03/15/17	50,000,000	50,056,092
		1.00%		03/31/17	94,000,000	94,223,012
		0.88%		04/15/17	150,000,000	150,293,433
		0.53%		04/27/17	140,000,000	139,576,951
		0.50%		04/30/17	141,000,000	140,969,622
    1

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.75%		05/31/17	115,000,000	116,637,109
		2.38%		07/31/17	138,900,000	141,002,380
Total Fixed-Rate Obligations
(Cost $15,631,171,173)						15,631,171,173

Variable-Rate Obligations 18.3% of net assets
U.S. Treasury Debt 18.3%
UNITED STATES TREASURY		0.30%	10/03/16	10/31/16	776,000,000	775,997,608
		0.33%	10/03/16	01/31/17	561,000,000	561,051,309
		0.32%	10/03/16	04/30/17	382,000,000	382,072,605
		0.33%	10/03/16	07/31/17	1,206,763,000	1,206,923,525
		0.42%	10/03/16	10/31/17	325,000,000	325,272,768
		0.52%	10/03/16	01/31/18	249,000,000	249,504,470
Total Variable-Rate Obligations
(Cost $3,500,822,285)						3,500,822,285

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $19,131,993,458.
2

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
36.5%	Fixed-Rate Obligations	461,267,249	461,267,249
15.4%	Variable-Rate Obligations	195,079,415	195,079,415
47.6%	Repurchase Agreements	601,783,095	601,783,095
99.5%	Total Investments	1,258,129,759	1,258,129,759
0.5%	Other Assets and Liabilities, Net		6,252,662
100.0%	Net Assets		1,264,382,421

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 36.5% of net assets
U.S. Treasury Debt 36.5%
UNITED STATES TREASURY		0.63%		10/15/16	5,000,000	5,000,505
		1.00%		10/31/16	35,000,000	35,013,847
		3.13%		10/31/16	15,000,000	15,034,028
		0.63%		11/15/16	6,000,000	6,000,101
		4.63%		11/15/16	22,000,000	22,114,160
		0.88%		11/30/16	57,000,000	57,041,496
		2.75%		11/30/16	31,000,000	31,114,856
		0.63%		12/15/16	5,000,000	5,002,569
		0.88%		12/31/16	15,000,000	15,015,737
		0.75%		01/15/17	10,000,000	10,009,635
		0.43%		01/19/17	25,000,000	24,967,496
		0.88%		01/31/17	28,000,000	28,039,066
		3.13%		01/31/17	30,000,000	30,262,376
		0.63%		02/15/17	10,000,000	10,005,755
		0.50%		02/28/17	30,000,000	30,004,440
		0.88%		02/28/17	65,000,000	65,123,949
		3.00%		02/28/17	15,000,000	15,161,133
		0.75%		03/15/17	5,000,000	5,005,609
		1.00%		03/31/17	6,000,000	6,014,235
		0.88%		04/15/17	15,000,000	15,029,343
		0.50%		04/30/17	9,000,000	8,998,061
		2.75%		05/31/17	10,000,000	10,142,357
		2.38%		07/31/17	11,000,000	11,166,495
Total Fixed-Rate Obligations
(Cost $461,267,249)						461,267,249

    1

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 15.4% of net assets
U.S. Treasury Debt 15.4%
UNITED STATES TREASURY		0.30%	10/03/16	10/31/16	10,000,000	10,000,025
		0.33%	10/03/16	01/31/17	30,000,000	30,001,401
		0.32%	10/03/16	04/30/17	25,000,000	25,002,997
		0.33%	10/03/16	07/31/17	85,000,000	85,013,804
		0.42%	10/03/16	10/31/17	25,000,000	25,020,223
		0.52%	10/03/16	01/31/18	20,000,000	20,040,965
Total Variable-Rate Obligations
(Cost $195,079,415)						195,079,415
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 47.6% of net assets
U.S. Treasury Repurchase Agreements 47.6%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $28,560,987, 0.00% - 1.50%, due 12/15/16 - 08/15/26)		0.41%		10/03/16	28,000,957	28,000,000
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $28,561,116, 1.38% - 1.75%, due 03/31/19 - 09/30/23)		0.45%		10/03/16	28,001,050	28,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $7,938,780, 1.00% - 2.38%, due 09/30/19 - 12/31/21)		0.47%		10/03/16	7,783,400	7,783,095
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Treasury Securities valued at $153,000,033, 0.63% - 8.13%, due 08/15/17 - 11/15/44)		0.36%		10/04/16	150,010,500	150,000,000
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $127,504,898, 0.00% - 2.75%, due 12/08/16 - 10/31/20)		0.46%		10/03/16	125,004,792	125,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $12,240,042, 1.63%, due 02/15/26)		0.50%		10/03/16	12,000,500	12,000,000
JP MORGAN SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $155,040,006, 1.13% - 2.75%, due 02/29/20 - 05/15/24)		0.50%		10/03/16	152,006,333	152,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Treasury Securities valued at $5,100,120, 1.38% - 2.75%, due 02/29/20 - 11/15/24)		0.42%		10/06/16	5,000,408	5,000,000
2

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $95,883,881, 1.63%, due 07/31/20)		0.48%		10/03/16	94,003,760	94,000,000
Total Repurchase Agreements
(Cost $601,783,095)						601,783,095

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $1,258,129,759.
    3

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.2%	Fixed-Rate Obligations	6,178,335,046	6,178,335,046
17.0%	Variable-Rate Obligations	1,776,810,000	1,776,810,000
23.9%	Repurchase Agreements	2,491,843,678	2,491,843,678
100.1%	Total Investments	10,446,988,724	10,446,988,724
(0.1%)	Other Assets and Liabilities, Net		(10,793,934)
100.0%	Net Assets		10,436,194,790

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.2% of net assets
Asset-Backed Commercial Paper 14.0%
ALPINE SECURITIZATION LTD	a,b	0.95%		11/10/16	10,000,000	9,989,444
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.55%		10/04/16	40,000,000	39,998,167
CAFCO LLC	a,b	0.85%		11/10/16	5,000,000	4,995,278
	a,b	0.85%		11/21/16	33,000,000	32,960,262
CANCARA ASSET SECURITISATION LLC	a	0.86%		11/16/16	23,000,000	22,974,726
CHARTA LLC	a,b	1.13%		02/01/17	50,000,000	49,808,667
	a,b	1.13%		02/02/17	23,000,000	22,911,271
	a,b	1.16%		02/08/17	44,000,000	43,817,278
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.70%		10/05/16	13,000,000	12,998,989
	a	0.88%		10/25/16	50,000,000	49,970,667
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.94%		12/13/16	116,000,000	115,778,891
CRC FUNDING LLC	a,b	1.13%		02/01/17	42,000,000	41,839,280
KELLS FUNDING LLC	a,b	0.72%		10/26/16	6,000,000	5,997,600
	a,b	0.80%		11/08/16	150,000,000	149,890,000
	a,b	0.92%		12/13/16	100,000,000	99,826,222
	a,b	1.05%		02/09/17	57,000,000	56,787,162
MANHATTAN ASSET FUNDING CO LLC	a,b	0.98%		11/22/16	36,000,000	35,949,040
	a,b	0.98%		11/28/16	64,000,000	63,898,951
METLIFE SHORT TERM FUNDING LLC	a,b	0.85%		11/21/16	49,000,000	48,940,996
    1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.86%		11/07/16	50,000,000	49,955,805
	a,b	1.16%		02/13/17	56,000,000	55,758,500
OLD LINE FUNDING LLC	a,b	0.85%		11/21/16	96,000,000	95,884,400
	a,b	0.85%		11/29/16	100,000,000	99,860,694
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.69%		10/03/16	40,000,000	39,998,467
	a,b	0.95%		11/03/16	72,000,000	71,937,300
	a,b	1.03%		12/06/16	1,000,000	998,112
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.00%		11/18/16	87,000,000	86,884,000
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.75%		10/17/16	1,000,000	999,667
	a,b	0.95%		11/02/16	48,000,000	47,959,467
VICTORY RECEIVABLES CORP	a,b	0.93%		12/01/16	2,000,000	1,996,848
						1,461,566,151
Financial Company Commercial Paper 4.3%
BANK OF NOVA SCOTIA	b	0.87%		11/01/16	53,000,000	52,960,294
BPCE SA	b	0.87%		11/02/16	74,000,000	73,942,773
	b	1.04%		01/05/17	39,000,000	38,891,840
ING US FUNDING LLC	a	0.93%		12/09/16	46,000,000	45,918,005
MACQUARIE BANK LTD	b	0.94%		12/28/16	4,000,000	3,990,809
	b	0.95%		12/28/16	48,000,000	47,888,533
NATIONWIDE BUILDING SOCIETY	b	0.94%		11/21/16	59,000,000	58,921,432
	b	0.94%		11/28/16	54,000,000	53,918,220
NRW BANK	b	0.73%		11/08/16	50,000,000	49,961,472
UNITED OVERSEAS BANK LTD	b	0.81%		11/15/16	16,000,000	15,983,800
	b	0.80%		11/18/16	8,000,000	7,991,467
						450,368,645
Certificates of Deposit 29.8%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.42%		10/04/16	105,000,000	105,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.90%		12/02/16	60,000,000	60,000,000
		1.25%		02/27/17	45,000,000	45,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.66%		10/03/16	6,000,000	6,000,000
		0.69%		10/05/16	51,000,000	51,000,000
		0.85%		01/03/17	11,000,000	11,000,000
		0.92%		02/03/17	156,000,000	156,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	4,000,000	4,000,000
BANK OF THE WEST		0.45%		10/06/16	10,000,000	10,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.89%		11/16/16	95,000,000	95,000,000
		1.30%		04/06/17	12,000,000	12,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.98%		11/14/16	137,000,000	137,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.37%		10/07/16	33,000,000	33,000,000
		0.73%		10/11/16	6,000,000	6,000,000
2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.27%		03/15/17	50,000,000	50,000,000
		1.27%		03/16/17	44,000,000	44,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.67%		10/06/16	50,000,000	50,000,035
		0.88%		12/01/16	129,000,000	129,001,089
		0.96%		01/09/17	73,000,000	73,000,000
		1.24%		03/01/17	50,000,000	50,001,042
		1.16%		04/03/17	20,000,000	20,000,508
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.94%		12/08/16	14,000,000	14,000,000
		1.20%		03/20/17	8,500,000	8,500,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.98%		12/05/16	113,000,000	113,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.94%		11/07/16	56,000,000	56,000,000
		1.00%		12/16/16	12,000,000	12,000,000
		1.27%		02/02/17	25,000,000	25,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.67%		10/11/16	1,000,000	1,000,000
		0.91%		12/02/16	4,000,000	4,000,034
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.68%		10/05/16	100,000,000	100,000,000
		0.91%		11/22/16	13,000,000	13,000,000
HSBC BANK USA NA		1.16%		02/02/17	2,000,000	2,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	122,000,000	122,000,000
ING BANK NV (LONDON BRANCH)		1.24%		04/04/17	43,000,000	43,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.60%		10/05/16	55,000,000	55,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.89%		10/18/16	85,000,000	85,000,000
		0.94%		12/08/16	25,000,000	25,000,000
		1.23%		02/15/17	120,000,000	120,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		10/21/16	9,000,000	9,000,000
		0.90%		11/08/16	138,000,000	138,000,000
		1.23%		02/27/17	73,000,000	73,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.38%		10/07/16	103,000,000	103,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.00%		11/21/16	21,000,000	21,000,000
		0.90%		12/01/16	146,000,000	146,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.70%		10/06/16	4,000,000	4,000,000
		0.90%		10/27/16	5,000,000	5,000,000
		0.94%		12/06/16	137,000,000	137,000,000
		0.95%		12/12/16	17,000,000	17,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.83%		10/26/16	199,000,000	199,000,000
		1.15%		02/15/17	32,000,000	32,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.35%		10/04/16	88,000,000	88,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.16%		02/13/17	1,000,000	1,000,019
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.21%		02/23/17	12,000,000	12,000,000
    3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (STAMFORD BRANCH)		1.05%		01/11/17	176,000,000	176,000,000
WELLS FARGO BANK NA		0.86%		11/17/16	3,000,000	3,000,000
						3,109,502,727
Non-Financial Company Commercial Paper 2.8%
BMW US CAPITAL LLC	b	0.39%		10/05/16	6,000,000	5,999,740
	b	0.39%		10/07/16	8,000,000	7,999,480
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.67%		10/12/16	40,000,000	39,991,811
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		10/04/16	18,000,000	17,999,490
	a	0.34%		10/05/16	20,000,000	19,999,245
	a	0.34%		10/06/16	12,000,000	11,999,433
GENERAL ELECTRIC CO		0.34%		10/07/16	51,000,000	50,997,110
TOTAL CAPITAL CANADA LTD	a,b	0.40%		10/06/16	48,000,000	47,997,333
	a,b	0.65%		10/13/16	4,000,000	3,999,133
TOYOTA MOTOR CREDIT CORP		0.64%		10/12/16	51,000,000	50,990,027
		0.89%		12/27/16	35,000,000	34,924,721
						292,897,523
Non-Negotiable Time Deposits 8.1%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.42%		10/04/16	111,000,000	111,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.42%		10/04/16	117,000,000	117,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.40%		10/07/16	19,000,000	19,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN)		0.26%		10/03/16	83,000,000	83,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.38%		10/04/16	55,000,000	55,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.28%		10/03/16	33,000,000	33,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.28%		10/03/16	170,000,000	170,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.35%		10/05/16	21,000,000	21,000,000
		0.35%		10/06/16	40,000,000	40,000,000
		0.35%		10/07/16	42,000,000	42,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.36%		10/04/16	156,000,000	156,000,000
						847,000,000
Other Instrument 0.2%
BANK OF AMERICA NA		0.85%		12/01/16	17,000,000	17,000,000
Total Fixed-Rate Obligations
(Cost $6,178,335,046)						6,178,335,046

4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 17.0% of net assets
Financial Company Commercial Paper 1.7%
BANK OF NOVA SCOTIA	b	0.92%	10/11/16	11/08/16	48,000,000	48,000,000
	b	0.95%	10/21/16	11/21/16	71,000,000	71,000,000
	b	0.92%	10/17/16	12/15/16	4,000,000	4,000,000
HSBC USA INC	b	0.88%		10/19/16	57,000,000	57,000,000
						180,000,000
Certificates of Deposit 13.2%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.08%	10/11/16	02/10/17	100,000,000	100,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.97%	10/03/16	02/01/17	114,000,000	114,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.90%	10/28/16	11/28/16	78,000,000	78,000,000
HSBC BANK USA NA		0.88%		10/13/16	56,000,000	56,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.90%		10/24/16	114,000,000	114,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.85%	10/03/16	11/03/16	110,000,000	110,000,000
STATE STREET BANK AND TRUST COMPANY		0.90%	10/18/16	11/18/16	157,000,000	157,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.23%	10/17/16	02/17/17	68,000,000	68,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.90%	10/05/16	12/05/16	200,000,000	200,000,000
		1.07%	10/03/16	02/01/17	41,000,000	41,000,000
WELLS FARGO BANK NA		0.87%		10/03/16	229,000,000	229,000,000
		0.92%	10/06/16	12/06/16	58,000,000	58,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.28%	12/28/16	09/28/17	50,000,000	50,000,000
						1,375,000,000
Variable Rate Demand Notes 0.3%
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV (KAISER PERMANENTE) SERIES 2006C		0.82%		10/07/16	10,000,000	10,000,000
EMF LLC
SERIES VRDN (LOC: COMERICA BANK)		0.97%		10/07/16	3,910,000	3,910,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.53%		10/07/16	1,900,000	1,900,000
NEW YORK ST HSG FIN AGY
SINGLE FAM HOUSING REV SERIES 2016 A (LOC: BANK OF NEW YORK MELLON/THE)		0.78%		10/07/16	4,000,000	4,000,000
UNIVERSITY OF TEXAS SYSTEM
UNIVERSITY REV SERIES 2016 G-1		0.65%		10/07/16	15,000,000	15,000,000
UNIVERSITY REV SERIES 2016 G-2		0.74%		10/07/16	3,000,000	3,000,000
						37,810,000
Other Instruments 1.8%
BANK OF AMERICA NA		0.88%		10/17/16	50,000,000	50,000,000
		0.87%	10/03/16	11/01/16	84,000,000	84,000,000
    5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		1.02%		10/14/16	50,000,000	50,000,000
						184,000,000
Total Variable-Rate Obligations
(Cost $1,776,810,000)						1,776,810,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.9% of net assets
U.S. Government Agency Repurchase Agreements* 4.7%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $22,660,888, 3.50% - 4.00%, due 04/01/43 - 08/01/45)		0.47%		10/03/16	22,000,862	22,000,000
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $133,096,313, 1.06% - 3.50%, due 05/01/30 - 09/01/43)		0.50%		10/03/16	129,005,375	129,000,000
GOLDMAN SACHS & CO
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $2,040,000, 3.50% - 4.00%, due 07/01/25 - 06/01/27)		0.50%		10/03/16	2,000,083	2,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by U.S. Government Agency Securities valued at $9,180,000, 4.00%, due 09/20/41 - 06/15/46)		0.36%		10/05/16	9,000,630	9,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $18,540,000, 3.00%, due 12/15/39)		0.50%		10/03/16	18,000,750	18,000,000
MIZUHO SECURITIES USA INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $26,780,000, 3.50% - 7.50%, due 11/01/34)		0.50%		10/03/16	26,001,083	26,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $172,647,194, 3.00%, due 11/01/42 - 05/01/43)		0.50%		10/03/16	166,006,917	166,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $86,323,597, 3.00% - 3.50%, due 09/01/36 - 10/01/46)		0.50%		10/03/16	83,003,458	83,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $16,641,295, 3.50%, due 01/01/46 - 08/01/46)		0.40%		10/04/16	16,001,244	16,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $21,841,911, 3.00% - 3.50%, due 06/01/31 - 08/01/46)		0.45%		10/06/16	21,001,838	21,000,000
						492,000,000
U.S. Treasury Repurchase Agreements 13.5%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $16,320,562, 0.00% - 3.63%, due 11/03/16 - 05/15/44)		0.41%		10/03/16	16,000,547	16,000,000
6

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $48,961,929, 2.13%, due 05/15/25)		0.45%		10/03/16	48,001,800	48,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $123,260,583, 0.34% - 7.50%, due 10/31/16 - 08/15/26)		0.47%		10/03/16	120,848,411	120,843,678
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $39,781,578, 0.00% - 3.88%, due 01/12/17 - 04/15/29)		0.46%		10/03/16	39,001,495	39,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $102,000,089, 0.75%, due 07/31/18)		0.50%		10/03/16	100,004,167	100,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,034,021,580, 3.63%, due 02/15/20)		0.25%		10/03/16	1,034,021,542	1,034,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Treasury Securities valued at $13,260,177, 2.50% - 2.75%, due 08/15/23 - 05/15/24)		0.42%		10/06/16	13,001,062	13,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $33,661,389, 0.88% - 1.63%, due 11/15/17 - 12/31/19)		0.48%		10/03/16	33,001,320	33,000,000
						1,403,843,678
Other Repurchase Agreements** 5.7%
BNP PARIBAS SA
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $65,557,265, 0.78% - 5.50%, due 12/25/25 - 07/25/46)		0.57%		10/05/16	57,006,318	57,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $218,500,033, 0.67% - 8.85%, due 03/15/19 - 02/25/47)	a,c	1.46%		01/03/17	190,909,256	190,000,000
JP MORGAN SECURITIES LLC
Issued 09/01/16, repurchase date 02/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,896,607, 0.00% - 7.75%, due 03/01/17 - 03/29/67)	c	1.29%		12/29/16	39,166,303	39,000,000
Issued 09/20/16, repurchase date 03/20/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $69,023,124, 0.00% - 7.75%, due 04/15/17 - 12/01/86)	c	1.34%		12/29/16	60,223,333	60,000,000
    7

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/24/16, repurchase date 11/22/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $108,100,001, 2.02%, due 10/25/37)	c	1.02%		11/04/16	94,191,760	94,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,083, 3.25%, due 08/27/37)		0.43%		10/03/16	2,000,072	2,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,455,385, 0.72% - 5.89%, due 03/25/21 - 02/20/47)		0.56%		10/05/16	43,004,682	43,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,605,510, 0.72% - 6.00%, due 02/25/36 - 10/25/46)		0.56%		10/06/16	44,004,791	44,000,000
Issued 08/04/16, repurchase date 01/31/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,719,076, 3.31% - 3.51%, due 05/19/31 - 07/19/32)	c	1.27%		01/03/17	30,160,867	30,000,000
Issued 08/26/16, repurchase date 02/22/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,843,595, 3.30% - 24.05%, due 03/26/37 - 08/25/43)	c	1.38%		01/03/17	37,184,383	37,000,000
						596,000,000
Total Repurchase Agreements
(Cost $2,491,843,678)						2,491,843,678

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $10,446,988,724.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,066,059,906 or 19.8% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $450,000,000 or 4.3% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
ETF —	Exchange-traded fund
FACS —	Facilities
FING —	Financing
HSG —	Housing
LOC —	Letter of credit
REV —	Revenue
VRDN —	Variable rate demand note
8

Schwab Taxable Money Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
9

Schwab Taxable Money Funds
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88397SEP16
10

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
14.7%	Fixed-Rate Municipal Securities	1,645,976,321	1,645,976,321
84.9%	Variable-Rate Municipal Securities	9,490,045,330	9,490,045,330
99.6%	Total Investments	11,136,021,651	11,136,021,651
0.4%	Other Assets and Liabilities, Net		45,620,044
100.0%	Net Assets		11,181,641,695

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 14.7% of net assets
Alabama 0.6%
Huntsville Healthcare Auth
CP		0.51%		10/03/16	5,000,000	5,000,000
CP		0.74%		10/11/16	30,000,000	30,000,000
CP		0.58%		11/01/16	19,000,000	19,000,000
CP		0.70%		11/15/16	10,000,000	10,000,000
						64,000,000
Arizona 0.1%
Phoenix Civic Improvement Corp
Airport CP Series 2014A2&B2 (LOC: BARCLAYS BANK PLC)		0.79%		11/17/16	15,000,000	15,000,000
California 3.1%
California Statewide Communities Development Auth
CP (Kaiser Permanente) Series 2009B3		0.55%		11/02/16	21,500,000	21,496,596
RB (Kaiser Permanente) Series 2004E		0.49%		10/04/16	4,160,000	4,159,993
RB (Kaiser Permanente) Series 2004E		0.74%		10/12/16	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2004E		0.77%		11/08/16	2,490,000	2,490,000
RB (Kaiser Permanente) Series 2004E		0.57%		11/14/16	35,290,000	35,281,230
RB (Kaiser Permanente) Series 2004I		0.49%		10/04/16	10,500,000	10,499,983
RB (Kaiser Permanente) Series 2004I		0.77%		11/04/16	9,990,000	9,990,000
RB (Kaiser Permanente) Series 2004I		0.57%		11/14/16	30,800,000	30,800,000
RB (Kaiser Permanente) Series 2004K		0.49%		10/04/16	4,110,000	4,109,994
RB (Kaiser Permanente) Series 2004K		0.58%		10/04/16	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2004K		0.74%		10/12/16	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2004K		0.77%		11/08/16	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2008B		0.58%		10/05/16	15,000,000	15,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2008C		0.56%		10/11/16	14,200,000	14,200,000
RB (Kaiser Permanente) Series 2009B2		0.53%		12/05/16	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B3		0.58%		10/05/16	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B6		0.58%		10/13/16	2,050,000	2,050,000
RB (Kaiser Permanente) Series 2009B6		0.75%		11/07/16	16,000,000	16,000,000
RB (Kaiser Permanente) Series 2009B6		0.53%		12/07/16	31,000,000	31,000,000
East Bay Municipal Utility District
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		11/03/16	15,400,000	15,400,000
Los Angeles
TRAN Series 2016 A		3.00%		06/29/17	14,000,000	14,239,436
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A-TE (LOC: BANK OF THE WEST)		0.58%		10/06/16	1,100,000	1,100,000
Port of Oakland
CP Series D (LOC: JPMORGAN CHASE BANK NA)		0.54%		10/17/16	20,000,000	20,000,000
Riverside Cnty
GO Bonds Series 2015B		2.00%		10/12/16	7,000,000	7,002,349
						353,519,581
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.72%		10/03/16	9,000,000	9,000,000
Florida 1.7%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hosptial & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		0.50%		10/03/16	18,750,000	18,749,669
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic Health System) Series 2003C1		0.56%		11/10/16	41,905,000	41,890,978
Greater Orlando Aviation Auth
Sub Refunding RB Series 2016		1.00%		10/01/16	6,565,000	6,565,000
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.78%		12/06/16	7,000,000	7,000,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.73%		10/05/16	19,500,000	19,500,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.73%		10/04/16	25,000,000	25,000,000
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.55%		10/05/16	12,500,000	12,499,771
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.52%		11/10/16	41,808,000	41,808,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.55%		11/10/16	13,000,000	13,000,000
						186,013,418
Georgia 0.2%
Atlanta Airport
2nd Lien Airport Passenger Facility Charge & 3rd Lien Airport General Revenue CP Series D1-D4 (LOC: BANK OF AMERICA NA)		0.53%		11/02/16	4,814,000	4,814,000
2nd Lien Airport Passenger Facility Charge & 3rd Lien Airport General Revenue CP Series D1-D4 (LOC: BANK OF AMERICA NA)		0.56%		11/02/16	2,094,000	2,094,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Second Lien Airport Passenger Facility Charge & Third Lien Airport General Revenue CP Series D1-D4 (LOC: BANK OF AMERICA NA)		0.56%		11/02/16	4,133,000	4,133,000
Second Lien Airport Passenger Facility Charge & Third Lien Airport General Revenue CP Series E1-E4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.56%		11/02/16	7,462,000	7,462,000
						18,503,000
Louisiana 0.1%
Ascension Parish
RB (BASF Corporation) Series 1999		0.85%		11/17/16	10,000,000	10,000,000
Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopskins Univ) Series A&B		0.67%		10/24/16	13,961,000	13,961,000
Massachusetts 0.4%
Brockton
BAN Series 2016		2.00%		06/30/17	3,300,000	3,328,527
Holbrook
BAN 2016		2.00%		06/02/17	3,000,000	3,023,870
Massachusetts Bay Transportation Auth
CP Sales Tax BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.75%		10/17/16	7,775,000	7,775,000
Plymouth
GO BAN Series 2016		2.00%		05/04/17	8,000,000	8,058,433
Somerville
BAN 2016A		1.25%		10/14/16	10,000,000	10,002,517
Stoughton
GO BAN Series 2016		2.00%		06/30/17	3,449,000	3,480,871
Worcester
GO BAN Series 2016A		1.50%		12/21/16	10,500,000	10,520,816
						46,190,034
Michigan 0.2%
University of Michigan
CP Notes Series K-1		0.49%		10/03/16	22,725,000	22,724,927
CP Notes Series K-1		0.93%		12/05/16	6,660,000	6,660,000
						29,384,927
Minnesota 0.1%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2000C (LIQ: WELLS FARGO BANK NA)		0.75%		10/05/16	8,550,000	8,550,000
Missouri 0.1%
St Louis
TRAN 2016		2.00%		06/01/17	9,500,000	9,575,201
Nevada 0.4%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		10/03/16	17,800,000	17,800,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.76%		11/02/16	24,845,000	24,845,000
						42,645,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey 0.9%
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	7,500,000	7,549,774
East Brunswick
BAN Series 2016		2.00%		07/27/17	10,000,000	10,097,482
Edison Township
BAN		2.00%		02/10/17	14,067,129	14,138,853
Hamilton Township
BAN Series 2016		2.00%		06/08/17	11,000,000	11,093,455
Little Ferry
BAN Series 2016		2.25%		04/27/17	3,000,000	3,024,892
Livingston Township
BAN Series 2016		2.00%		01/11/17	1,200,000	1,204,148
BAN Series 2016		2.00%		03/23/17	6,500,000	6,536,052
Nutley
BAN		2.50%		12/22/16	2,470,000	2,479,855
Ocean City
BAN Series 2016B		2.00%		06/15/17	10,000,000	10,080,983
Readington Twp
BAN Series 2016		2.00%		02/02/17	11,000,000	11,052,507
Sea Isle City
BAN 2016		1.50%		01/10/17	6,340,000	6,355,236
Stafford Township
BAN Series 2016A		2.00%		05/11/17	14,698,000	14,800,819
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,590,705	3,617,591
						102,031,647
New York 1.8%
Amherst Central SD
BAN Series 2016		2.00%		06/22/17	9,000,000	9,076,162
Clinton Cnty
BAN Series 2016B		2.00%		06/09/17	11,000,000	11,080,175
East Hampton
BAN Series 2016		2.00%		08/25/17	10,000,000	10,112,329
Eastport South Manor CSD
TAN Series 2016		2.00%		06/23/17	8,000,000	8,073,287
Fairpoint CSD
BAN Series 2016		1.95%		07/14/17	4,000,000	4,036,044
Grand Island CSD
BAN 2016		2.00%		12/02/16	1,000,000	1,002,277
Harborfields CSD
BAN Series 2016		1.95%		09/07/17	4,600,000	4,651,613
Homer CSD
BAN 2016		2.00%		06/30/17	4,000,000	4,037,104
Irondequoit
BAN		2.00%		04/21/17	4,000,000	4,024,417
Islip
BAN 2016		1.50%		11/29/16	7,000,000	7,010,844
Kingston SD
BAN 2016		2.00%		06/15/17	4,000,000	4,032,389
Metropolitan Transportation Auth
BAN Series 2016		2.00%		06/01/17	10,000,000	10,087,207
BAN Series 2016A-2D		2.00%		06/01/17	72,695,000	73,334,762

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Revenue BAN Series 2016A1e		2.00%		10/01/16	7,500,000	7,500,000
Transportation Revenue BANs 2016A2C		2.00%		02/01/17	15,000,000	15,066,328
Miller Place UFSD
TAN Series 2016		2.00%		06/27/17	8,000,000	8,068,951
New York State Power Auth
CP Series 1&2		0.51%		10/05/16	1,900,000	1,900,000
Wappingers CSD
BAN Series 2016A		1.50%		12/15/16	16,215,000	16,244,133
						199,338,022
South Carolina 0.1%
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.52%		10/04/16	6,896,000	6,896,000
Tennessee 1.1%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.80%		11/01/16	18,000,000	18,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.76%		11/09/16	35,665,000	35,665,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		10/11/16	20,000,000	20,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		10/12/16	25,900,000	25,900,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.78%		11/01/16	18,000,000	18,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.80%		12/06/16	4,000,000	4,000,000
						121,565,000
Texas 2.8%
Dallas
GO CP Series 2010C (LOC: WELLS FARGO BANK NA)		0.75%		10/12/16	10,220,000	10,220,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.78%		10/13/16	35,000,000	35,000,000
Dallas ISD
ULT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		02/15/17	400,000	406,783
Harris Cnty Cultural Education Facilities Finance Corp
CP Series 2009C-1		0.75%		10/07/16	1,000,000	1,000,000
Hospital RB (Memorial Herman) Series 2016B-2		0.57%		12/05/16	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.75%		10/03/16	26,000,000	26,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.56%		10/05/16	80,500,000	80,500,000
Houston
Airport System Sr Lien CP Series A&B (LOC: ROYAL BANK OF CANADA)		0.73%		10/11/16	10,000,000	10,000,000
Airport System Sr Lien CP Series A&B (LOC: ROYAL BANK OF CANADA)		0.88%		10/13/16	15,000,000	15,000,000
Combined Utility System CP Series B4 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.90%		10/11/16	10,000,000	10,000,000
Lubbock ISD
ULT GO School Bldg Bonds Series 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	100,000	101,564
Pasadena ISD
ULT Refunding Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	125,000	126,980

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		0.85%		11/17/16	15,000,000	15,000,000
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		10/11/16	11,540,000	11,540,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.73%		10/04/16	18,655,000	18,655,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.73%		10/12/16	7,000,000	7,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.81%		10/18/16	16,000,000	16,000,000
Texas Public Finance Auth
GO CP Series 2008		0.78%		10/11/16	10,000,000	10,000,000
RB Series 2003C4		0.78%		10/11/16	44,480,000	44,480,000
						316,030,327
Utah 0.1%
Intermountain Power Agency
CP Series B1&B2 (LOC: BANK OF AMERICA NA)		0.50%		10/03/16	11,140,000	11,140,000
Virginia 0.2%
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012B		4.00%		10/01/16	335,000	335,000
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.78%		12/07/16	20,000,000	20,000,000
						20,335,000
Washington 0.2%
Bellevue SD #405
ULT GO Refunding Bonds Series 2010 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	275,000	277,005
Peninsula SD #401
ULT GO Refunding Bonds Series 2011 (GTY: STATE OF WASHINGTON)		4.00%		12/01/16	2,000,000	2,011,159
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		0.80%		12/06/16	25,000,000	25,000,000
						27,288,164
Wisconsin 0.3%
Wisconsin
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.80%		11/17/16	10,000,000	10,000,000
Transportation Revenue CP Notes (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.51%		10/11/16	5,010,000	5,010,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.56%		10/03/16	20,000,000	20,000,000
						35,010,000
Total Fixed-Rate Municipal Securities
(Cost $1,645,976,321)						1,645,976,321

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 84.9% of net assets
Alabama 3.9%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		10/07/16	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		10/07/16	10,550,000	10,550,000
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	14,615,000	14,615,000
Notes Series 2008A, 2009B & 2010A (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	3,610,000	3,610,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	2,390,000	2,390,000
RB (Ascension) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	13,665,000	13,665,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.03%		10/07/16	1,660,000	1,660,000
Birmingham Water Works Board
Sub Water & Sewer RB Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	20,000,000	20,000,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	6,065,000	6,065,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.86%		10/07/16	22,500,000	22,500,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)		0.92%		10/07/16	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)		0.96%		10/07/16	4,790,000	4,790,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)		0.96%		10/07/16	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)		0.92%		10/07/16	40,000,000	40,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.92%		10/07/16	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.92%		10/07/16	30,000,000	30,000,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007-B		0.86%		10/07/16	17,000,000	17,000,000
Pollution Control RB (Alabama Power Co) Series 2007C		0.92%		10/07/16	16,550,000	16,550,000
Pollution Control Refunding RB (Alabama Power Co) Series 1993A		0.92%		10/07/16	12,100,000	12,100,000
RB (Alabama Power Co) Series 2001B		0.91%		10/03/16	2,750,000	2,750,000
Refunding RB (Alabama Power Co) Series 1993B		0.92%		10/07/16	9,000,000	9,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang Proj) Series 2003 (LOC: WELLS FARGO BANK NA)		0.91%		10/07/16	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.92%		10/07/16	15,000,000	15,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)		0.91%		10/07/16	4,350,000	4,350,000
Tuscaloosa Cnty IDA
RB (Hunt Refining) Series 2008A (LOC: CITIBANK NA)		0.87%		10/07/16	20,000,000	20,000,000
RB (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.86%		10/07/16	27,000,000	27,000,000
Tuscaloosa Cnty Port Auth
RB (Midtown Villaage) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		10/07/16	23,000,000	23,000,000
West Jefferson IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1998		0.92%		10/07/16	57,290,000	57,290,000
Solid Waste Disposal RB (Alabama Power Co) Series 2008		0.91%		10/03/16	10,490,000	10,490,000
						435,550,000
Alaska 0.6%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMORGAN CHASE BANK NA)		0.90%		10/03/16	10,525,000	10,525,000
Home Mortgage RB Series 2007A (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.89%		10/07/16	19,200,000	19,200,000
Home Mortgage RB Series 2007B (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.89%		10/07/16	25,000,000	25,000,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.90%		10/07/16	9,280,000	9,280,000
						64,005,000
Arizona 1.0%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	14,995,000	14,995,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)		0.88%		10/07/16	14,400,000	14,400,000
City of Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	39,000,000	39,000,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	8,600,000	8,600,000
M/F RB (Gran Victoria Housing) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		10/07/16	6,130,000	6,130,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)		0.96%		10/07/16	6,750,000	6,750,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.94%		10/07/16	20,000,000	20,000,000
						109,875,000
Arkansas 0.2%
Arkansas Development Finance Auth
Solid Waste Disposal RB (Waste Management of Arkansas) Series 2003 (LOC: BANK OF AMERICA NA)		0.91%		10/07/16	15,000,000	15,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)		0.97%		10/07/16	5,560,000	5,560,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.97%		10/07/16	6,690,000	6,690,000
						27,250,000
California 1.9%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		0.96%		10/07/16	3,245,000	3,245,000
RB (Heat & Control) Series 1995A (LOC: COMERICA BANK)		0.86%		10/07/16	2,600,000	2,600,000
RB (Segale Bros Wood Products) Series 2002 (LOC: BANK OF THE WEST)		0.95%		10/07/16	1,260,000	1,260,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	3,300,000	3,300,000
California Health Facilities Financing Auth
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	7,175,000	7,175,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)		0.95%		10/07/16	2,240,000	2,240,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.92%		10/07/16	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.92%		10/07/16	1,370,000	1,370,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		0.97%		10/07/16	105,000	105,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		0.95%	10/06/16	11/01/16	15,000,000	15,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	7,000,000	7,000,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)		0.92%		10/07/16	2,670,000	2,670,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	16,715,000	16,715,000
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)		1.01%		10/07/16	3,900,000	3,900,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	20,830,000	20,830,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)		0.84%		10/07/16	10,370,000	10,370,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: WELLS FARGO BANK NA)		0.92%		10/07/16	4,600,000	4,600,000
Los Angeles Dept of Airports
Airport Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	5,000,000	5,000,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.94%		10/07/16	5,000,000	5,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	0.99%		10/07/16	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	0.96%		10/07/16	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.99%		10/07/16	300,000	300,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	31,000,000	31,000,000
Riverside Cnty Transportation Commission
Sales Tax RB Series 2009A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		10/07/16	20,000,000	20,000,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (ESCROW) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	9,900,000	9,900,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		10/07/16	8,500,000	8,500,000
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.88%		10/07/16	735,000	735,000
Southern California Metropolitan Water District
Water Refunding RB Series 2015A1		0.80%		10/07/16	2,000,000	2,000,000
						211,825,000
Colorado 3.2%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter's Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		10/07/16	10,230,000	10,230,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.90%		10/07/16	19,875,000	19,875,000
CO Ag Dev Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)		0.99%		10/07/16	4,750,000	4,750,000
Colorado Health Facilities Auth
RB (SCL Health System) Series 2013A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,700,000	3,700,000
RB (SCL Health System) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	15,500,000	15,500,000
RB (SCL Health System) Series 2016A		0.88%		10/07/16	3,645,000	3,645,000
RB (SCL Health System) Series 2016D (LIQ: WELLS FARGO BANK NA)		0.88%		10/07/16	5,000,000	5,000,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)		0.84%		10/07/16	5,090,000	5,090,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)		0.87%		10/07/16	22,970,000	22,970,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)		0.88%		10/07/16	7,300,000	7,300,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	a	0.82%		10/07/16	55,000,000	55,000,000
Colorado Springs Utilities System
RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	6,875,000	6,875,000
Sub Lien RB Series 2005A (LIQ: MIZUHO BANK LTD)		0.88%		10/07/16	2,110,000	2,110,000
Denver
Airport System RB Bonds Series 2008C2&C3 (LOC: ROYAL BANK OF CANADA)	a	0.94%		10/07/16	154,990,000	154,990,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Denver City & Cnty SD No 1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	23,000,000	23,000,000
Midcities Metropolitan District #1
Special Refunding RB Series 2004B (LOC: BNP PARIBAS SA)		0.94%		10/07/16	9,515,000	9,515,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.96%		10/07/16	3,205,000	3,205,000
						352,755,000
Connecticut 0.1%
Connecticut
GO Bonds Series 2015C (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,000,000	2,000,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health Credit Group) Series 2016CT (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	4,000,000	4,000,000
Connecticut HFA
Housing Mortgage RB Series 2012A (LIQ: ROYAL BANK OF CANADA)		0.86%		10/07/16	2,000,000	2,000,000
						8,000,000
Delaware 0.2%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002		0.86%		10/07/16	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	12,000,000	12,000,000
						17,185,000
District of Columbia 2.1%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	18,000,000	18,000,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	8,310,000	8,310,000
Income Tax Secured Refunding RB Series 2015A		0.96%	10/06/16	12/01/16	54,395,000	54,394,851
RB (American Psychological Assoc) Series 2003 (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	1,830,000	1,830,000
RB (American Univ) Series 2006A (LOC: ROYAL BANK OF CANADA)		0.86%		10/07/16	15,000,000	15,000,000
RB (American Univ) Series 2006B (LOC: ROYAL BANK OF CANADA)		0.86%		10/07/16	4,600,000	4,600,000
RB (Catholic Univ of America) Series 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,760,000	7,760,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	5,000,000	5,000,000
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		10/07/16	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.78%	11/09/16	06/05/17	30,000,000	30,000,000
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.90%		10/01/16	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	9,130,000	9,130,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	28,025,000	28,025,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)		0.87%		10/07/16	3,000,000	3,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.95%		10/07/16	7,500,000	7,500,000
Washington State Housing Finance Commission
M/F RB (Springfield Meadow Apts) Series 2001A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		10/07/16	11,050,000	11,050,000
						231,084,851
Florida 6.6%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	6,390,000	6,390,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)		0.85%		10/07/16	9,635,000	9,635,000
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	3,795,000	3,795,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)		0.89%		10/07/16	2,100,000	2,100,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)		0.85%		10/07/16	3,645,000	3,645,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)		0.93%		10/07/16	1,400,000	1,400,000
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Fdn Properties) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	39,000,000	39,000,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	7,900,000	7,900,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	9,530,000	9,530,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	5,735,000	5,735,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)		0.90%		10/07/16	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)		0.94%		10/07/16	3,195,000	3,195,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	7,600,000	7,600,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	6,100,000	6,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)		0.94%		10/07/16	3,560,000	3,560,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	5,620,000	5,620,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2004D (LIQ: WELLS FARGO & COMPANY)	a	0.88%		10/07/16	10,000,000	10,000,000
Public Education Capital Outlay Bonds Series 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.88%		10/07/16	43,005,000	43,005,000
RB Series 2007B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	13,630,000	13,630,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A		0.92%		10/07/16	18,285,000	18,285,000
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C (LIQ: BANK OF AMERICA NA)	a	0.89%		10/07/16	8,595,000	8,595,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	20,170,000	20,170,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)		0.85%		10/07/16	6,215,000	6,215,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)		1.02%		10/07/16	600,000	600,000
Hillsborough Cnty SD
Sales Tax Refunding RB Series 2007 (LOC: WELLS FARGO & COMPANY)	a	0.88%		10/07/16	11,395,000	11,395,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	3,635,000	3,635,000
JEA
Electric System RB Series Three 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	5,000,000	5,000,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.92%		10/07/16	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B		0.92%		10/07/16	20,230,000	20,230,000
IDRB (RAM Investments) Series 2004 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.04%		10/07/16	1,710,000	1,710,000
RB (Professional Modification Services) Series 1998 (LOC: WELLS FARGO BANK NA)		0.88%		10/07/16	18,125,000	18,125,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: WELLS FARGO BANK NA)		0.91%		10/07/16	8,700,000	8,700,000
Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: WELLS FARGO BANK NA)		0.88%		10/07/16	15,000,000	15,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	10,430,000	10,430,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	7,330,000	7,330,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	7,940,000	7,940,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	13,200,000	13,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	7,930,000	7,930,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	8,485,000	8,485,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.98%		10/07/16	8,095,000	8,095,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.89%		10/07/16	74,750,000	74,750,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	57,090,000	57,090,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.89%		10/07/16	29,600,000	29,600,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.90%		10/07/16	8,000,000	8,000,000
RB Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.86%		10/07/16	28,190,000	28,190,000
Palm Beach Cnty
RB (Norton Gallery & Art School) Series 2000 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		10/07/16	8,800,000	8,800,000
RB (Norton Gallery & School of Art) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		10/07/16	2,500,000	2,500,000
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	4,000,000	4,000,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)		0.90%		10/07/16	2,810,000	2,810,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,545,000	4,545,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	7,075,000	7,075,000
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		10/07/16	8,045,000	8,045,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	16,500,000	16,500,000
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	15,000,000	15,000,000
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.91%		10/07/16	6,665,000	6,665,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.89%		10/07/16	20,000,000	20,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: FEDERAL HOME LOAN BANKS)		0.85%		10/07/16	6,140,000	6,140,000
						735,525,000
Georgia 4.1%
Atkinson Cnty-Coffee Cnty Jt Development Auth
Solid Waste Disposal RB (Langboard) Series 2008 (LOC: WELLS FARGO BANK NA)		0.88%		10/07/16	16,800,000	16,800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	24,500,000	24,500,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: BANK OF AMERICA NA)		0.98%		10/07/16	7,540,000	7,540,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		10/07/16	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)		0.98%		10/07/16	5,200,000	5,200,000
Atlanta Wtr & Wastewater Rev
Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	6,665,000	6,665,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	31,765,000	31,765,000
Bartow Cnty Development Auth
RB (VMC Specialty Alloys) Series 2014 (LOC: COMERICA BANK)		0.99%		10/07/16	3,040,000	3,040,000
RB (VMC Specialty Alloys) Series 2016 (LOC: COMERICA BANK)		0.99%		10/07/16	4,940,000	4,940,000
Cobb Cnty-Kennestone Hospital Auth
RAN Series 2005A (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	15,600,000	15,600,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	3,295,000	3,295,000
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	7,360,000	7,360,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		10/07/16	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	10,100,000	10,100,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B		0.86%		10/07/16	4,700,000	4,700,000
Airport Facility RB (FlightSafety) Series 1999B (GTY: BERKSHIRE HATHAWAY INC)		0.86%		10/07/16	16,730,000	16,730,000
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		10/07/16	30,550,000	30,550,000
GA Muni Elec Auth
RB Series 1985B (LOC: BARCLAYS BANK PLC)		0.88%		10/07/16	16,845,000	16,845,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	6,500,000	6,500,000
Macon Water Auth
Water & Sewer RB Series 2012		0.92%		10/07/16	4,000,000	4,000,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		0.95%	10/06/16	12/01/16	95,355,000	95,355,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		0.96%	10/06/16	12/01/16	32,635,000	32,635,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		10/07/16	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	6,300,000	6,300,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (LOC: US BANK NATIONAL ASSOCIATION)	a	0.88%		10/07/16	20,215,000	20,215,000
Wayne Cnty IDA
Solid Waste Disposal RB (Rayonier) Series 2000 (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	10,000,000	10,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)		1.02%		10/07/16	5,005,000	5,005,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	2,200,000	2,200,000
						454,300,000
Hawaii 0.1%
Hawaii
GO Bonds Series 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	5,000,000	5,000,000
GO Bonds Series 2011DZ (LIQ: BANK OF AMERICA NA)	a	1.05%		10/07/16	5,000,000	5,000,000
GO Bonds Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	6,665,000	6,665,000
						16,665,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		10/07/16	7,000,000	7,000,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		10/07/16	1,700,000	1,700,000
						8,700,000
Illinois 4.8%
Aurora
Economic Development RB (Aurora Univ) Series 2004 (LOC: BMO HARRIS BANK NA)		0.86%		10/07/16	12,000,000	12,000,000
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	8,515,000	8,515,000
Chicago
M/F Housing RB (Barbara Jean Wright Court Apts) Series 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	5,755,000	5,755,000
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	5,825,000	5,825,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.93%		10/07/16	1,000,000	1,000,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	3,200,000	3,200,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	6,940,000	6,940,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)		0.91%		10/07/16	54,725,000	54,725,000
Chicago Midway Airport
RB (Chicago Midway Airport) Series 2004C2 (LOC: WELLS FARGO BANK NA)		0.88%		10/07/16	9,795,000	9,795,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Finance Auth
Educational Facility (Erikson Institute) RB Series 2007 (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	16,850,000	16,850,000
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)		0.86%		10/07/16	4,610,000	4,610,000
IDRB (Jasper Meats) Series 2008 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	2,180,000	2,180,000
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	2,385,000	2,385,000
IDRB Refunding (Toyal America) Series 1997 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		10/07/16	6,000,000	6,000,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	5,605,000	5,605,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	8,400,000	8,400,000
M/F Housing Refunding RB (Concordia Place Apts) Series 2013A (LOC: BMO HARRIS BANK NA)		1.10%		10/07/16	5,620,000	5,620,000
Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: COOPERATIEVE RABOBANK UA)		0.98%		10/07/16	7,500,000	7,500,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		10/07/16	32,000,000	32,000,000
RB (Elmhurst College) Series 2003 (LOC: BMO HARRIS BANK NA)		0.86%		10/07/16	12,000,000	12,000,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		10/07/16	22,310,000	22,310,000
RB (Fenwick High School) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	15,635,000	15,635,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))		0.94%		10/07/16	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	2,500,000	2,500,000
RB (Little Company of Mary Hospital & Health Care Centers) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.90%		10/07/16	9,175,000	9,175,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: BARCLAYS BANK PLC)		0.90%		10/07/16	15,955,000	15,955,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)		0.98%		10/07/16	1,790,000	1,790,000
RB (North Shore Country Day School) Series 2003 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	8,350,000	8,350,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,000,000	6,000,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	8,825,000	8,825,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	3,800,000	3,800,000
RB (Univ of Chicago) Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	23,200,000	23,200,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,000,000	3,000,000
Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: FIFTH THIRD BANK (OHIO))		0.98%		10/07/16	4,845,000	4,845,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Housing Development Auth
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		1.10%		10/07/16	3,100,000	3,100,000
MFH RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		1.15%		10/07/16	3,415,000	3,415,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	9,745,000	9,745,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	4,170,000	4,170,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	7,339,500	7,339,500
Sr Refunding RB Series 2008A1A (LIQ: JPMORGAN CHASE BANK NA)		0.90%		10/07/16	10,000,000	10,000,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.91%		10/07/16	2,600,000	2,600,000
M/F Housing RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		10/07/16	2,000,000	2,000,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		10/07/16	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		10/07/16	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		10/07/16	30,865,000	30,865,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.91%		10/07/16	2,945,000	2,945,000
ULT GO Series 2016E (LIQ: BARCLAYS BANK PLC)	a	0.94%		10/07/16	5,000,000	5,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)		1.05%		10/07/16	5,000,000	5,000,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.92%		10/07/16	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	15,550,000	15,550,000
Valley View Community Unit SD #365-U
GO Bonds Series 2005 (LOC: WELLS FARGO & COMPANY)	a	0.88%		10/07/16	18,945,000	18,945,000
						541,344,500
Indiana 2.0%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.96%		10/07/16	5,715,000	5,715,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.86%		10/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998		0.86%		10/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.86%		10/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.86%		10/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.86%		10/07/16	20,000,000	20,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Indiana Finance Auth
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,500,000	2,500,000
Health System RB (Sisters of St Francis) Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.89%		10/07/16	10,000,000	10,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.81%		10/07/16	23,250,000	23,250,000
RB (DePauw Univ) Series 2008A (LOC: NORTHERN TRUST COMPANY (THE))		0.86%		10/07/16	33,260,000	33,260,000
RB (Ohio Valley Electric Corp) Series 2012B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.86%		10/07/16	10,500,000	10,500,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	16,750,000	16,750,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,500,000	5,500,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		10/07/16	2,045,000	2,045,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	8,875,000	8,875,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)		0.96%		10/07/16	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		1.04%		10/07/16	24,200,000	24,200,000
Michigan City
M/F Housing RB (Garden Estates West Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	5,210,000	5,210,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/07/16	9,500,000	9,500,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)		1.25%		10/07/16	1,880,000	1,880,000
						224,460,000
Iowa 1.3%
Iowa Board of Regents
Hospital RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	21,000,000	21,000,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)		0.84%		10/07/16	15,300,000	15,300,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	9,955,000	9,955,000
Midwestern Disaster Area RB (Cargill) Series 2009A		0.99%		10/07/16	28,095,000	28,095,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.99%		10/07/16	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.99%		10/07/16	15,000,000	15,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.99%		10/07/16	31,300,000	31,300,000
S/F Mortgage Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	10,000,000	10,000,000
						150,728,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 0.8%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.88%		10/07/16	17,050,000	17,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)		0.88%		10/07/16	50,750,000	50,750,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	12,715,000	12,715,000
						91,400,000
Kentucky 0.7%
Boyle Cnty
Refunding RB (Centre College) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	4,000,000	4,000,000
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		10/07/16	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	15,790,000	15,790,000
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		10/07/16	1,250,000	1,250,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		10/07/16	5,500,000	5,500,000
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		10/07/16	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A		0.86%		10/07/16	4,400,000	4,400,000
Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.83%		10/07/16	12,315,000	12,315,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.00%		10/07/16	3,500,000	3,500,000
Richmond
IDRB (Mikron) Series 1995 (LOC: BANK OF AMERICA NA)		0.98%		10/07/16	400,000	400,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		10/07/16	10,000,000	10,000,000
						82,155,000
Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009		1.00%		10/07/16	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)		0.96%		10/07/16	5,100,000	5,100,000
East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989		0.82%		10/03/16	13,120,000	13,120,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		10/07/16	8,405,000	8,405,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		10/07/16	13,530,000	13,530,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		10/07/16	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	2,740,000	2,740,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A		0.99%		10/07/16	6,000,000	6,000,000
RB (BASF Corp) Series 2001		0.99%		10/07/16	8,000,000	8,000,000
RB (BASF Corp) Series 2002		0.99%		10/07/16	10,000,000	10,000,000
Louisiana Public Facilities Auth
RB (Inter-Community Health Care) Series 1999 (LOC: BANK OF NEW YORK MELLON/THE)		0.89%		10/07/16	4,230,000	4,230,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		0.85%		03/14/17	20,000,000	20,000,000
St James Parish
RB (NuStar Logistics) Series 2011 (LOC: BANK OF NOVA SCOTIA)		0.86%		10/07/16	11,000,000	11,000,000
						113,525,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)		0.94%		10/07/16	1,320,000	1,320,000
Maryland 1.5%
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a	0.93%		10/07/16	6,200,000	6,200,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.83%		10/07/16	9,450,000	9,450,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	7,560,000	7,560,000
Maryland Community Development Administration
Housing RB Series 2006D&2007B (LIQ: WELLS FARGO & COMPANY)	a	0.89%		10/07/16	8,420,000	8,420,000
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)		0.84%		10/07/16	12,210,000	12,210,000
M/F Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	4,675,000	4,675,000
M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	7,200,000	7,200,000
Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,730,000	3,730,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	9,000,000	9,000,000
RB (Adventist HealthCare) Series 2005A (LOC: MUFG UNION BANK NA)		0.87%		10/07/16	40,000,000	40,000,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	19,550,000	19,550,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.95%		10/07/16	8,230,000	8,230,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	31,650,000	31,650,000
						167,875,000
Massachusetts 1.7%
Massachusetts
GO Bonds Series 2007C (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	15,500,000	15,500,000
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a	0.89%		10/07/16	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,880,000	2,880,000
GO Refunding Bonds Series 2015B (LOC: JPMORGAN CHASE BANK NA)	a	0.90%		10/03/16	26,300,000	26,300,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	0.90%		10/03/16	32,400,000	32,400,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,000,000	2,000,000
Sr Sales Tax Bonds Series 2005A & 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	23,500,000	23,500,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		1.01%		10/07/16	1,170,000	1,170,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	12,560,000	12,560,000
RB (CIL Realty of MA) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.88%		10/07/16	11,170,000	11,170,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,000,000	1,000,000
RB (Partners Healthcare) Series 2011K2 (LIQ: BARCLAYS BANK PLC)		0.90%		10/07/16	23,500,000	23,500,000
RB (Partners HealthCare) Series 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,665,000	2,665,000
RB (Partners HealthCare) Series 2016Q (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,000,000	2,000,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,000,000	3,000,000
Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: CITIBANK NA)	a	0.90%		10/07/16	11,235,000	11,235,000
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	3,020,000	3,020,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a	0.90%		10/07/16	7,330,000	7,330,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,330,000	3,330,000
						195,560,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 2.3%
Kent Hospital Finance Auth
Refunding RB (Metropolitan Hospital) Series 2012 (LOC: BANK OF AMERICA NA)		0.83%		10/07/16	10,700,000	10,700,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	15,000,000	15,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,200,000	8,200,000
RB (University of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)		0.91%		10/07/16	4,755,000	4,755,000
Student Loan Refunding RB Series 22A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.89%		10/07/16	11,400,000	11,400,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-2		1.50%		03/01/17	2,030,000	2,036,343
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)		0.90%		10/07/16	35,695,000	35,695,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/07/16	58,125,000	58,125,000
Rental Housing RB Series 2006D (LIQ: BANK OF AMERICA NA)	a	0.97%		10/07/16	2,880,000	2,880,000
Rental Housing RB Series 2006D (LIQ: BANK OF AMERICA NA)	a	1.17%		10/07/16	1,830,000	1,830,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)		0.90%		10/07/16	32,215,000	32,215,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.88%		10/07/16	10,410,000	10,410,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.88%		10/07/16	15,380,000	15,380,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.88%		10/07/16	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)		0.96%		10/07/16	3,000,000	3,000,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)		1.04%		10/07/16	10,000,000	10,000,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: COMERICA BANK)		0.90%		10/07/16	10,320,000	10,320,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: COMERICA BANK)		0.90%		10/07/16	3,495,000	3,495,000
University of Michigan
CP Notes Series K2		0.77%	10/20/16	06/12/17	5,985,000	5,985,000
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,300,000	1,300,000
						261,201,343
Minnesota 0.8%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.89%		10/07/16	16,110,000	16,110,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		10/07/16	14,250,000	14,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	8,920,000	8,920,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)		0.89%		10/07/16	8,825,000	8,825,000
Residential Housing Finance Bonds Series 2009C (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	20,000,000	20,000,000
Residential Housing Finance Bonds Series 2009F (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	1,200,000	1,200,000
Minnetonka
Housing Facilities Refunding RB (Beacon Hill) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		10/07/16	6,035,000	6,035,000
Roseville
Sr Housing Refunding RB (EagleCrest) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		10/07/16	7,000,000	7,000,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)		0.97%		10/07/16	2,845,000	2,845,000
						85,185,000
Mississippi 0.4%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.55%		02/01/17	12,840,000	12,840,000
Mississippi
GO Bonds Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	13,370,000	13,370,000
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)		1.02%		10/07/16	2,530,000	2,530,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		10/07/16	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		10/07/16	5,360,000	5,360,000
						42,300,000
Missouri 1.8%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	7,500,000	7,500,000
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.99%		10/07/16	2,160,000	2,160,000
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		10/07/16	12,100,000	12,100,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)		0.97%		10/07/16	9,830,000	9,830,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.90%		10/07/16	7,500,000	7,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	1,665,000	1,665,000
Missouri Environmental Improvement & Energy Resources Auth
Water Facilities Refunding RB (Missouri-American Water Co) Series 2006 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	12,235,000	12,235,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	52,000,000	52,000,000
RB (BJC Health) Series 2013C (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	4,000,000	4,000,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002		0.99%		10/07/16	18,000,000	18,000,000
St. Charles Cnty Public Water Supply District #2
COP Series 2005 (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	7,295,000	7,295,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)		1.07%		10/07/16	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	4,000,000	4,000,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	15,865,000	15,865,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	20,475,000	20,475,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.02%		10/07/16	1,645,000	1,645,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.94%		10/07/16	5,465,000	5,465,000
						202,040,000
Nebraska 0.7%
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,265,000	5,265,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.88%		10/07/16	16,900,000	16,900,000
S/F Housing RB Series 2016B (LOC: FEDERAL HOME LOAN BANKS)		0.88%		10/07/16	14,710,000	14,710,000
Washington Cnty
IDRB (Cargill) Series 2010		0.99%		10/07/16	17,000,000	17,000,000
IDRB (Cargill) Series 2010B		0.99%		10/07/16	10,000,000	10,000,000
						72,825,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 2.1%
Clark Cnty
Airport PFC RB Series 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.86%		10/07/16	44,740,000	44,740,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: BANK OF AMERICA NA)		0.87%		10/07/16	24,350,000	24,350,000
IDRB (Southwest Gas Corp) Series 2009A (LOC: BANK OF AMERICA NA)		0.86%		10/07/16	11,500,000	11,500,000
IDRB (Southwest Gas) Series 2008A (LOC: MUFG UNION BANK NA)		0.84%		10/07/16	7,200,000	7,200,000
Clark Cnty SD
LT GO Bonds Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	14,630,000	14,630,000
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	7,210,000	7,210,000
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	9,000,000	9,000,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	11,800,000	11,800,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	14,770,000	14,770,000
M/F Housing RB (Sundance Village Apts) Series 2004 (LOC: CITIBANK NA)		0.91%		10/07/16	13,950,000	13,950,000
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	42,750,000	42,750,000
						231,015,000
New Jersey 1.3%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		10/07/16	2,285,000	2,285,000
RB (Marina Energy) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.95%		10/07/16	5,465,000	5,465,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.89%		10/07/16	19,400,000	19,400,000
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005R (LIQ: TD BANK NA)		0.84%		10/07/16	3,865,000	3,865,000
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)		0.84%		10/07/16	18,310,000	18,310,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	66,725,000	66,725,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TD BANK NA)	a	0.99%		10/07/16	10,000,000	10,000,000
Variable Rate Demand Preferred Shares Series 2 (LOC: ROYAL BANK OF CANADA)	a	0.97%		10/07/16	10,500,000	10,500,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	7,100,000	7,100,000
						143,650,000
New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US BANK NATIONAL ASSOCIATION)		0.94%		10/07/16	7,500,000	7,500,000
New York 5.6%
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.88%		10/07/16	6,670,000	6,670,000
Transportation RB Series 2005E (LOC: BANK OF AMERICA NA)		0.90%		10/03/16	2,400,000	2,400,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	8,000,000	8,000,000
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	32,400,000	32,400,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)		1.04%		10/07/16	3,860,000	3,860,000
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.83%		10/07/16	20,705,000	20,705,000
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.83%		10/07/16	53,280,000	53,280,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,500,000	2,500,000
GO Bonds Fiscal Series 2012 G6 (LOC: MIZUHO BANK LTD)		0.90%		10/03/16	2,005,000	2,005,000
New York City Capital Resource Corp
RB Series 2008B1 (LOC: BANK OF AMERICA NA)		0.96%		10/07/16	19,765,000	19,765,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,625,000	2,625,000
M/F Housing RB Series 2014C3 (LIQ: TD BANK NA)		0.86%		10/07/16	200,000	200,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)		0.90%		10/07/16	4,250,000	4,250,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)		0.89%		10/07/16	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.83%		10/07/16	4,000,000	4,000,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	37,400,000	37,400,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	16,600,000	16,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub Fiscal Series 2010A1 (LIQ: BARCLAYS BANK PLC)		0.95%		10/04/16	20,940,000	20,940,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,125,000	3,125,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2006C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,680,000	7,680,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	14,000,000	14,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.86%		10/07/16	2,580,000	2,580,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,900,000	1,900,000
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)		0.90%		10/07/16	9,800,000	9,800,000
New York State HFA
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	22,000,000	22,000,000
Housing RB (606 W 57th St) Series 2014A (LOC: WELLS FARGO BANK NA)		0.85%		10/07/16	19,700,000	19,700,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.81%		10/07/16	11,100,000	11,100,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	25,000,000	25,000,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	17,600,000	17,600,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.81%		10/07/16	320,000	320,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		0.95%		10/03/16	3,050,000	3,050,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.89%		10/07/16	13,360,000	13,360,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	15,725,000	15,725,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	11,600,000	11,600,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	1,455,000	1,455,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NYC Muni Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.90%		10/07/16	20,800,000	20,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,905,000	1,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	2,250,000	2,250,000
Water & Sewer System RB Fiscal 2009 Series AA (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	13,815,000	13,815,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	2,500,000	2,500,000
Water & Sewer System RB Fiscal Series 2016AA1 (LIQ: BANK OF AMERICA NA)		0.85%		10/03/16	4,100,000	4,100,000
Port Auth of New York & New Jersey
Consolidated Bonds 147th Series (LIQ: CITIBANK NA)	a	0.90%		10/07/16	36,820,000	36,820,000
Consolidated Bonds 152nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	32,970,000	32,970,000
Consolidated Bonds 152nd Series (LIQ: TORONTO-DOMINION BANK/THE)	a	0.91%		10/07/16	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	6,440,000	6,440,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a	0.90%		10/07/16	2,050,000	2,050,000
Consolidated Bonds 194th Series (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	5,680,000	5,680,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	2,500,000	2,500,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,000,000	1,000,000
						628,595,000
North Carolina 0.3%
Charlotte
COP Series 2003F (LIQ: BANK OF AMERICA NA)		0.88%		10/07/16	11,485,000	11,485,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,600,000	1,600,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	1,479,500	1,479,500
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.95%		10/07/16	4,020,000	4,020,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina Medical Care Commission
Health Care Facilities First Mortgage RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.95%		10/07/16	5,000,000	5,000,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		1.00%		10/07/16	1,095,000	1,095,000
Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.93%		10/07/16	1,010,000	1,010,000
						31,239,500
North Dakota 0.1%
North Dakota HFA
Home Mortgage Bonds Series 2016B (LIQ: BARCLAYS BANK PLC)	a	0.94%		10/07/16	9,685,000	9,685,000
Ohio 1.3%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)		0.88%		10/07/16	10,000,000	10,000,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		10/07/16	3,100,000	3,100,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	5,165,000	5,165,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	5,000,000	5,000,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,850,000	1,850,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMORGAN CHASE BANK NA)		0.92%		10/07/16	31,915,000	31,915,000
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)		0.86%		10/07/16	3,935,000	3,935,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)		0.86%		10/07/16	4,425,000	4,425,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)		0.86%		10/07/16	335,000	335,000
Ohio Higher Educational Facility Commission
Higher Education RB (Case Wesetern Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)		1.05%		10/07/16	34,750,000	34,750,000
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2016A (LIQ: BMO HARRIS BANK NA)		0.88%		10/07/16	16,000,000	16,000,000
Toledo-Lucas Cnty Port Auth
Airport Development RB (Flightsafety) Series 1998-1		0.86%		10/07/16	3,750,000	3,750,000
						143,605,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon 1.1%
Oregon Facilities Auth
M/F Housing RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	5,195,000	5,195,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.89%		10/07/16	2,730,000	2,730,000
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2007E (LIQ: JPMORGAN CHASE BANK NA)		0.89%		10/07/16	26,385,000	26,385,000
S/F Mortgage RB Series 2007H (LIQ: JPMORGAN CHASE BANK NA)		0.89%		10/07/16	27,315,000	27,315,000
S/F Mortgage RB Series 2008C (LIQ: JPMORGAN CHASE BANK NA)		0.89%		10/07/16	30,045,000	30,045,000
S/F Mortgage RB Series 2008F (LIQ: JPMORGAN CHASE BANK NA)		0.90%		10/07/16	18,300,000	18,300,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		10/07/16	7,800,000	7,800,000
						121,605,000
Pennsylvania 3.1%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		10/03/16	60,300,000	60,300,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	3,725,000	3,725,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)		0.82%		10/07/16	12,320,000	12,320,000
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.83%		10/03/16	3,400,000	3,400,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.90%		10/07/16	6,500,000	6,500,000
Northeastern Hospital & Education Auth
RB (Commonwealth Medical College) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	2,990,000	2,990,000
Pennsylvania
GO Refunding Bonds Third Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	42,775,000	42,775,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.85%		10/07/16	18,965,000	18,965,000
S/F Mortgage RB Series 2003-77B (LIQ: ROYAL BANK OF CANADA)		0.85%		10/07/16	17,075,000	17,075,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)		0.85%		10/07/16	27,080,000	27,080,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.85%		10/07/16	10,750,000	10,750,000
S/F Mortgage RB Series 2004-82C (LIQ: ROYAL BANK OF CANADA)		0.85%		10/07/16	21,875,000	21,875,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/07/16	8,215,000	8,215,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)		0.82%		10/07/16	11,000,000	11,000,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		10/07/16	5,200,000	5,200,000
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.90%		10/07/16	1,278,639	1,278,639
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		10/07/16	2,250,000	2,250,000
Pennsylvania State Univ
Refunding RB Series 2009B		0.66%		06/01/17	7,000,000	7,000,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)		0.83%		10/07/16	20,000,000	20,000,000
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)		0.88%		10/07/16	31,300,000	31,300,000
Philadelphia SD
GO Refunding Bonds Series 2016C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	17,200,000	17,200,000
South Central General Auth
RB (Lutheran Social Services of South Central Pennsylvania) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.92%		10/07/16	12,000,000	12,000,000
Southcentral General Auth, PA
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	5,000,000	5,000,000
						348,198,639
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A (LIQ: CITIBANK NA)	a	0.90%		10/07/16	6,780,000	6,780,000
Homeownership Opportunity RB Series 56-A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.90%		10/07/16	5,670,000	5,670,000
						12,450,000
South Carolina 0.3%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	2,125,000	2,125,000
Charleston Waterworks & Sewer
RB Series 2015 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,000,000	6,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)		0.87%		10/07/16	4,790,000	4,790,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)		0.94%		10/07/16	25,000,000	25,000,000
						37,915,000
South Dakota 0.6%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2008C (LIQ: FEDERAL HOME LOAN BANKS)		0.85%		10/07/16	50,000,000	50,000,000
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		10/07/16	6,100,000	6,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)		0.96%		10/07/16	5,500,000	5,500,000
						61,600,000
Tennessee 1.5%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.95%		10/07/16	19,535,000	19,535,000
Chattanooga IDA
Lease Rental Refunding RB Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/01/16	7,000,000	7,000,000
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)		0.92%		10/07/16	900,000	900,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a	0.92%		10/07/16	4,055,000	4,055,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: COMERICA BANK)		0.99%		10/07/16	700,000	700,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	2,000,000	2,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	12,795,000	12,795,000
Memphis Health, Educational & Housing Facility Board
M/F Housing Refunding RB (Watergrove Apts) Series 2004		0.90%		10/07/16	21,370,000	21,370,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	7,070,000	7,070,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	5,000,000	5,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.92%		10/07/16	330,000	330,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.92%		10/07/16	8,195,000	8,195,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.97%		10/07/16	26,195,000	26,195,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	11,745,000	11,745,000
Shelby Cnty
Extendible CP Series 2015A		0.57%	10/17/16	05/12/17	7,000,000	7,000,000
Extendible CP Series 2015A		0.78%	11/09/16	06/05/17	13,000,000	13,000,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	3,200,000	3,200,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	7,355,000	7,355,000
						168,765,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas 10.8%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	6,670,000	6,670,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		1.00%		10/07/16	10,375,000	10,375,000
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2006		0.99%		10/07/16	4,300,000	4,300,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001		0.99%		10/07/16	5,000,000	5,000,000
RB (BASF Corp) Series 2002		0.99%		10/07/16	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)		0.88%		10/07/16	28,500,000	28,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		10/07/16	27,500,000	27,500,000
Calhoun Port Auth
Port RB (Formosa Plastics Corp) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		10/07/16	47,300,000	47,300,000
Port RB (Formosa Plastics Corp) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		10/07/16	32,300,000	32,300,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	16,120,000	16,120,000
ULT GO Refunding Bonds Series 2008A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	a	0.91%		10/07/16	5,000,000	5,000,000
Cleburne ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	5,600,000	5,600,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		10/07/16	12,305,000	12,305,000
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: COBANK ACB)		0.92%		10/07/16	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)		0.92%		10/07/16	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)		0.96%		10/07/16	2,975,000	2,975,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)		0.96%		10/07/16	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	13,000,000	13,000,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	11,705,000	11,705,000
Dallas Water & Sewer
Waterworks & Sewer System Refunding RB 2016A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,000,000	4,000,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.62%		10/06/16	29,730,000	29,730,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	35,600,000	35,600,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		10/07/16	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		10/07/16	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)		0.96%		10/07/16	4,000,000	4,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)		0.88%		10/07/16	11,780,000	11,780,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	7,215,000	7,215,000
Houston ISD
LT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bondes Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	10,055,000	10,055,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	13,600,000	13,600,000
Leander ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,950,000	4,950,000
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.58%		02/15/17	22,000,000	22,000,000
Mesquite ISD
ULT GO Bonds Series 2000 (LIQ: JPMORGAN CHASE BANK NA)		0.62%		10/06/16	9,875,000	9,875,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)		0.96%		10/07/16	4,570,000	4,570,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	18,500,000	18,500,000
North East ISD
ULT GO Bonds Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.98%		10/07/16	18,715,000	18,715,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	17,655,000	17,655,000
System Refunding RB Series 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,000,000	6,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.98%		10/07/16	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.98%		10/07/16	20,000,000	20,000,000
RB (Total USA) Series 2011		0.98%		10/07/16	40,000,000	40,000,000
RB (Total USA) Series 2012		0.98%		10/07/16	53,900,000	53,900,000
Port of Houston Auth
ULT Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	37,830,000	37,830,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port of Port Arthur Navigation District
Exempt Facilities RB (TOTAL Petrochemicals USA) Series 2009		0.99%		10/07/16	20,000,000	20,000,000
Exempt Facilities RB (TOTAL Petrochemicals USA) Series 2010		0.99%		10/07/16	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B		0.91%		10/07/16	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B		0.99%		10/07/16	10,000,000	10,000,000
RB (BASF Corp) Series 1998		0.95%		10/07/16	8,700,000	8,700,000
RB (BASF Corp) Series 2003A		0.99%		10/07/16	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008		0.99%		10/07/16	50,000,000	50,000,000
San Antonio
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	10,705,000	10,705,000
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	12,935,000	12,935,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System) Series 2008C		0.84%		10/07/16	30,500,000	30,500,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.86%		10/07/16	14,580,000	14,580,000
Refunding RB (Texas Health Resources System) Series 2007A (LIQ: BANK OF AMERICA NA)	a	0.96%		10/07/16	1,125,000	1,125,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	31,970,000	31,970,000
Texas
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.89%		10/07/16	10,325,000	10,325,000
Veterans Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.84%		10/07/16	24,040,000	24,040,000
Texas A&M Univ
System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,500,000	2,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	10,790,000	10,790,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	8,000,000	8,000,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.88%		10/07/16	5,260,000	5,260,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	13,180,000	13,180,000
M/F Housing RB (Villas at Henderson) Series 2006 (LOC: CITIBANK NA)		0.88%		10/07/16	6,415,000	6,415,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		10/07/16	12,075,000	12,075,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		10/07/16	12,595,000	12,595,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	11,900,000	11,900,000
M/F Housing Refunding RB (Red Hills Villas) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	4,515,000	4,515,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS STATE OF)		0.87%		10/07/16	6,900,000	6,900,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)		0.95%		10/07/16	26,785,000	26,785,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.96%		10/07/16	845,000	845,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS STATE OF)		0.89%		10/07/16	8,500,000	8,500,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS STATE OF)		0.91%		10/07/16	17,515,000	17,515,000
Texas Transportation Commission
GO Mobility Fund Bonds Series 2007 (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	25,000,000	25,000,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Univ of Texas
Permanent Univ Fund Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,950,000	1,950,000
Revenue Financing RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	7,300,000	7,300,000
						1,204,215,000
Utah 2.2%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		10/07/16	12,100,000	12,100,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)		0.92%		10/07/16	1,200,000	1,200,000
Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (LOC: WELLS FARGO BANK NA)	a	0.89%		10/07/16	140,000,000	140,000,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		10/07/16	14,225,000	14,225,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)		0.88%		10/07/16	9,000,000	9,000,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	6,250,000	6,250,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	13,500,000	13,500,000
Utah Water Finance Agency
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.85%		10/07/16	54,655,000	54,655,000
						250,930,000
Virginia 0.5%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,080,000	3,080,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)		0.90%		10/07/16	3,700,000	3,700,000
Metropolitan Washington Airports Auth
Airport System RB Series 2007B (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	5,000,000	5,000,000
Airport System Refunding & RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)		0.87%		10/07/16	10,000,000	10,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Airport System Refunding & RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)		0.87%		10/07/16	20,000,000	20,000,000
Airport System Refunding RB Series 2010C2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		10/07/16	3,655,000	3,655,000
Airport System Refunding RB Series 2012A & 2014A (LIQ: BARCLAYS BANK PLC)	a	0.95%		10/07/16	9,750,000	9,750,000
						55,185,000
Washington 4.6%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		10/07/16	8,385,000	8,385,000
King Cnty
LT GO Bonds Series 2010A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.85%		10/07/16	24,000,000	24,000,000
Sewer Refunding & RB Series 2011B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	7,785,000	7,785,000
Sewer Refunding & RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,950,000	6,950,000
Sewer Refunding RB Series 2006 (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	10,000,000	10,000,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	11,445,000	11,445,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.91%		10/07/16	3,940,000	3,940,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)		0.91%		10/07/16	6,475,000	6,475,000
King Cnty Sewer System
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	5,000,000	5,000,000
Port Bellingham IDA
IDRB (Hempler Foods Group) Series 2006 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	3,125,000	3,125,000
Port of Seattle
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)		0.94%		10/07/16	8,700,000	8,700,000
RB Series 2007B (LIQ: WELLS FARGO BANK NA)	a	0.89%		10/07/16	5,565,000	5,565,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.87%		10/07/16	14,235,000	14,235,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.93%		10/07/16	5,240,000	5,240,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	8,115,000	8,115,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,005,000	5,005,000
GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	2,500,000	2,500,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,700,000	4,700,000
GO Refunding Bonds Series 2007R-A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	14,740,000	14,740,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	0.95%		10/07/16	17,250,000	17,250,000
GO SR 520 Corridor Toll Rev Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG UNION BANK NA)		0.88%		10/07/16	4,270,000	4,270,000
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	17,900,000	17,900,000
Solid Waste Disposal RB (Waste Management) Series 2000H (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	20,885,000	20,885,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2007C (LOC: BARCLAYS BANK PLC)		0.83%		10/07/16	12,895,000	12,895,000
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	10,180,000	10,180,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	11,700,000	11,700,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	12,675,000	12,675,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	8,675,000	8,675,000
RB (Seattle Children's Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	8,155,000	8,155,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	10,750,000	10,750,000
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	3,400,000	3,400,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	8,930,000	8,930,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	5,560,000	5,560,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	12,750,000	12,750,000
M/F Housing RB (Reserve at SeaTac Apts) Series 2015 (LOC: FEDERAL HOME LOAN BANKS)		0.87%		10/07/16	10,500,000	10,500,000
M/F Housing RB (Rolling Hills Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	6,125,000	6,125,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	22,640,000	22,640,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	8,190,000	8,190,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	11,955,000	11,955,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	6,750,000	6,750,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	6,700,000	6,700,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.88%		10/07/16	5,300,000	5,300,000
M/F RB (Heatherwood Apts) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		10/07/16	14,525,000	14,525,000
RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.91%		10/07/16	8,200,000	8,200,000
						513,120,000
West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	25,015,000	25,015,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)		0.99%		10/07/16	4,000,000	4,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.94%		10/07/16	20,000,000	20,000,000
						49,015,000
Wisconsin 1.6%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	10,000,000	10,000,000
Wisconsin
GO Bonds Series 2006C (LIQ: CITIBANK NA)	a	0.91%		10/07/16	1,595,000	1,595,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,000,000	3,000,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	13,750,000	13,750,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	6,620,000	6,620,000
RB (Froedtert & Community Health) Series 2009C (LIQ: BANK OF AMERICA NA)	a	0.90%		10/07/16	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	5,275,000	5,275,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2016C (LOC: ROYAL BANK OF CANADA)		0.87%		10/07/16	9,500,000	9,500,000
Homeownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)		0.91%		10/07/16	14,535,000	14,535,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Homeownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)		0.83%		10/07/16	9,960,000	9,960,000
Homeownership RB Series 2008A (LIQ: BMO HARRIS BANK NA)		0.91%		10/07/16	23,345,000	23,345,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.93%		10/07/16	5,235,000	5,235,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)		0.93%		10/07/16	9,740,000	9,740,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.88%		10/07/16	13,965,000	13,965,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	7,005,000	7,005,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	5,960,000	5,960,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)		0.86%		10/07/16	4,910,000	4,910,000
						178,810,000
Wyoming 0.9%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: COMERICA BANK)		0.99%		10/07/16	11,400,000	11,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.89%		10/07/16	27,000,000	27,000,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	6,000,000	6,000,000
Housing RB 2007 Series 2 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.91%		10/07/16	6,000,000	6,000,000
Housing RB 2007 Series 4 (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	14,000,000	14,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	12,000,000	12,000,000
Housing RB Series 2006-7 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.91%		10/07/16	10,000,000	10,000,000
Housing RB Series 2006-9 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.91%		10/07/16	10,000,000	10,000,000
						103,400,000
Other Investments 2.5%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	0.97%		10/07/16	91,200,000	91,200,000
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	a	0.94%		10/07/16	44,900,000	44,900,000
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	1.02%		10/07/16	87,100,000	87,100,000
Western Asset Intermediate Muni Fund
Variable Rate Demand Preferred Stock Series 1 (LOC: CITIBANK NA)	a	0.99%		10/07/16	10,100,000	10,100,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.99%		10/07/16	39,000,000	39,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.99%		10/07/16	12,600,000	12,608,497
						284,908,497
Total Variable-Rate Municipal Securities
(Cost $9,490,045,330)						9,490,045,330

End of Investments.

At 09/30/16, the tax basis cost of the fund’s investments was $11,136,021,651.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,276,031,136 or 29.3% of net assets.

AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
17.2%	Fixed-Rate Municipal Securities	561,725,194	561,725,194
82.0%	Variable-Rate Municipal Securities	2,682,559,089	2,682,559,089
99.2%	Total Investments	3,244,284,283	3,244,284,283
0.8%	Other Assets and Liabilities, Net		27,288,543
100.0%	Net Assets		3,271,572,826

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 17.2% of net assets
Alabama 0.9%
Huntsville Healthcare Auth
CP		0.51%		10/03/16	22,500,000	22,499,603
CP		0.58%		11/01/16	7,000,000	7,000,000
						29,499,603
California 3.8%
California Health Facilities Financing Auth
CP (Kaiser Permanente) Series 2006E		0.49%		10/04/16	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2006E		0.77%		11/08/16	9,220,000	9,220,000
RB (Kaiser Permanente) Series 2006E		0.57%		11/15/16	28,000,000	27,991,750
California Statewide Communities Development Auth
CP (Kaiser Permanente) Series 2009B-5		0.53%		12/07/16	6,100,000	6,100,000
RB (Kaiser Permanente) Series 2004E		0.74%		10/12/16	7,045,000	7,045,000
RB (Kaiser Permanente) Series 2004E		0.53%		11/01/16	21,400,000	21,395,855
RB (Kaiser Permanente) Series 2004E		0.77%		11/08/16	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004K		0.58%		10/05/16	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004K		0.74%		10/12/16	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2008B		0.58%		10/05/16	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B6		0.53%		12/07/16	14,000,000	13,991,214
Riverside Cnty
GO Bonds Series 2015B		2.00%		10/12/16	3,000,000	3,001,007
						124,744,826
Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.72%		10/03/16	10,000,000	10,000,000
    1

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida 1.3%
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.78%		12/06/16	15,000,000	15,000,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.73%		10/05/16	5,500,000	5,500,000
Electric System Sub RB Series 2009G		4.00%		10/01/16	100,000	100,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.73%		10/04/16	5,000,000	5,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.52%		11/10/16	13,000,000	13,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.55%		11/10/16	5,000,000	5,000,000
						43,600,000
Illinois 1.0%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.54%		11/03/16	29,793,000	29,784,042
Refunding RB (Advocate Health) Series 2008C-3B		0.70%		07/25/17	3,000,000	3,000,000
						32,784,042
Massachusetts 0.1%
Plymouth
GO BAN Series 2016		2.00%		05/04/17	3,000,000	3,021,912
Michigan 0.2%
University of Michigan
CP Notes Series K-1		0.49%		10/03/16	5,000,000	4,999,984
Nevada 0.4%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.76%		11/02/16	13,355,000	13,355,000
New Jersey 1.4%
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	3,000,000	3,019,910
East Brunswick
BAN Series 2016		2.00%		07/27/17	2,000,000	2,019,496
Hamilton Township
BAN Series 2016		2.00%		06/08/17	6,000,000	6,050,975
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016A-1		2.25%		04/19/17	3,760,000	3,788,597
Livingston Township
BAN Series 2016		2.00%		03/23/17	2,000,000	2,011,093
Nutley
BAN		2.50%		12/22/16	1,000,000	1,003,990
Ocean City
BAN Series 2016B		2.00%		06/15/17	2,500,000	2,520,246
Readington Twp
BAN Series 2016		2.00%		02/02/17	9,200,000	9,243,915
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.57%		10/03/16	6,750,000	6,750,000
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.68%		10/03/16	3,121,000	3,121,000
2

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sea Isle City
BAN 2016		1.50%		01/10/17	3,000,000	3,007,209
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,000,000	3,022,463
						45,558,894
New York 1.2%
East Hampton
BAN Series 2016		2.00%		08/25/17	1,056,899	1,068,771
East Islip UFSD
TAN Series 2016		2.00%		06/29/17	3,650,000	3,679,675
Eastport South Manor CSD
TAN Series 2016		2.00%		06/23/17	2,000,000	2,018,322
Fairpoint CSD
BAN Series 2016		1.95%		07/14/17	2,000,000	2,018,022
Grand Island CSD
BAN 2016		2.00%		12/02/16	1,000,000	1,002,277
Homer CSD
BAN 2016		2.00%		06/30/17	2,000,000	2,018,552
Irondequoit
BAN		2.00%		04/21/17	2,950,000	2,968,008
Islip
BAN 2016		1.50%		11/29/16	3,000,000	3,004,647
Kingston SD
BAN 2016		2.00%		06/15/17	1,000,000	1,008,097
Metropolitan Transportation Auth
BAN Series 2016A-2D		2.00%		06/01/17	11,800,000	11,903,437
Revenue BAN Series 2016A1e		2.00%		10/01/16	3,050,000	3,050,000
Miller Place UFSD
TAN Series 2016		2.00%		06/27/17	3,000,000	3,025,856
New Rochelle CSD
GO BAN Series 2016B		2.25%		07/14/17	2,000,000	2,022,664
						38,788,328
South Carolina 0.2%
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.52%		10/04/16	6,000,000	6,000,000
Tennessee 1.2%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.80%		11/01/16	7,000,000	7,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.76%		11/09/16	12,000,000	12,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		10/12/16	8,000,000	8,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.78%		11/01/16	2,000,000	2,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.78%		11/03/16	10,000,000	10,000,000
						39,000,000
Texas 2.8%
Harris Cnty Cultural Education Facilities Finance Corp
CP Series 2009C-1		0.75%		10/07/16	5,500,000	5,500,000
Refunding RB (Methodist Hospital) Series 2009C1		0.75%		10/03/16	24,000,000	24,000,000
    3

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Methodist Hospital) Series 2009C1		0.56%		10/05/16	9,500,000	9,500,000
Refunding RB (Methodist Hospital) Series 2009C1		0.79%		10/19/16	12,000,000	12,000,000
San Antonio
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.51%		10/04/16	18,000,000	17,999,792
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.73%		10/12/16	3,000,000	3,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.81%		10/18/16	19,000,000	19,000,000
						90,999,792
Utah 1.2%
Intermountain Power Agency
CP Series B1&B2 (LOC: BANK OF AMERICA NA)		0.50%		10/03/16	15,000,000	15,000,000
CP Series B2 (LIQ: BANK OF AMERICA NA)		0.72%		10/07/16	23,860,000	23,860,000
						38,860,000
Virginia 0.3%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.78%		12/07/16	10,000,000	10,000,000
Washington 0.0%
Island Cnty SD #201
ULT GO Bonds Series 2008 (GTY: STATE OF WASHINGTON)		4.00%		12/01/16	100,000	100,554
Kent SD #415
ULT GO Refunding Bonds Series 2005 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	160,000	161,167
Snohomish SD #2
ULT GO Refunding Bonds Series 2007 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	150,000	151,092
Washington Health Care Facilities Auth
RB (Seattle Children's Hospital) Series 2009		4.00%		10/01/16	100,000	100,000
						512,813
Wisconsin 0.9%
Wisconsin
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.80%		11/17/16	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.56%		10/03/16	20,000,000	20,000,000
						30,000,000
Total Fixed-Rate Municipal Securities
(Cost $561,725,194)						561,725,194

Variable-Rate Municipal Securities 82.0% of net assets
Alabama 10.3%
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	8,665,000	8,665,000
Notes Series 2008A, 2009B & 2010A (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	35,325,000	35,325,000
4

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	28,655,000	28,655,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: BANK OF AMERICA NA)	a	0.91%		10/07/16	6,180,000	6,180,000
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,540,000	4,540,000
Birmingham Water Works Board
Sub Water & Sewer RB Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	10,310,000	10,310,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,900,000	2,900,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.86%		10/07/16	17,500,000	17,500,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.92%		10/07/16	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.92%		10/07/16	15,960,000	15,960,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007-B		0.86%		10/07/16	13,000,000	13,000,000
Pollution Control RB (Alabama Power Co) Series 2007C		0.92%		10/07/16	37,950,000	37,950,000
Refunding RB (Alabama Power Co) Series 1993B		0.92%		10/07/16	3,000,000	3,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		10/07/16	1,700,000	1,700,000
Tuscaloosa Cnty IDA
RB (Hunt Refining) Series 2008A (LOC: CITIBANK NA)		0.87%		10/07/16	29,100,000	29,100,000
RB (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.86%		10/07/16	23,000,000	23,000,000
RB (Hunt Refining) Series 2011H (LOC: BANK OF NOVA SCOTIA)		0.86%		10/07/16	25,000,000	25,000,000
Tuscaloosa Cnty Port Auth
RB (Midtown Villaage) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		10/07/16	7,000,000	7,000,000
West Jefferson IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1998		0.92%		10/07/16	24,810,000	24,810,000
						338,595,000
Alaska 0.9%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.89%		10/07/16	5,000,000	5,000,000
Home Mortgage RB Series 2007B (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.89%		10/07/16	25,000,000	25,000,000
						30,000,000
Arizona 0.6%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	9,770,000	9,770,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.94%		10/07/16	8,500,000	8,500,000
						18,270,000
    5

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 3.2%
California
GO Bonds Series 2005B5 (LOC: BARCLAYS BANK PLC)		0.85%		10/07/16	26,260,000	26,260,000
California Educational Facilities Auth
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)		0.83%		10/07/16	3,125,000	3,125,000
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,875,000	2,875,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,000,000	4,000,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,670,000	2,670,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.99%		10/07/16	3,345,000	3,345,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.92%		10/07/16	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		0.95%	10/06/16	11/01/16	25,000,000	25,000,000
Los Angeles CCD
GO Bonds Series 2007A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,700,000	8,700,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,700,000	4,700,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: BANK OF THE WEST)		0.90%		10/07/16	2,815,000	2,815,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	3,340,000	3,340,000
Univ of California
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	11,885,000	11,885,000
						106,000,000
Colorado 3.5%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.90%		10/07/16	18,055,000	18,055,000
Colorado Health Facilities Auth
RB (SCL Health System) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	5,670,000	5,670,000
RB (SCL Health System) Series 2013A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,600,000	5,600,000
RB (SCL Health System) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	7,000,000	7,000,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	16,800,000	16,800,000
Denver City & Cnty SD No 1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	12,240,000	12,240,000
Midcities Metropolitan District #1
Special Refunding RB Series 2004B (LOC: BNP PARIBAS SA)		0.94%		10/07/16	17,690,000	17,690,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.96%		10/07/16	9,425,000	9,425,000
6

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Colorado
Enterprise RB Series 2013A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	9,000,000	9,000,000
Univ Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,000,000	8,000,000
Univ Enterprise RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,625,000	5,625,000
						115,105,000
Connecticut 0.4%
Connecticut
GO Bonds Series 2015F (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	4,595,000	4,595,000
Special Obligation Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	4,500,000	4,500,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health Credit Group) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,500,000	2,500,000
						11,595,000
Delaware 0.2%
New Castle Cnty
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	5,415,000	5,415,000
District of Columbia 2.7%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	3,305,000	3,305,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,200,000	6,200,000
Income Tax Secured Refunding RB Series 2015A		0.96%	10/06/16	12/01/16	26,605,000	26,605,588
RB (Catholic Univ of America) Series 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,755,000	7,755,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		10/07/16	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.78%	11/09/16	06/05/17	20,000,000	20,000,000
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,025,000	3,025,000
Public Utility Sub Lien Refunding RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	9,360,000	9,360,000
						86,700,588
Florida 5.1%
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Fdn Properties) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	16,470,000	16,470,000
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		10/07/16	6,040,000	6,040,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	7,950,000	7,950,000
    7

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2004D (LIQ: WELLS FARGO & COMPANY)	a	0.88%		10/07/16	6,365,000	6,365,000
Public Education Capital Outlay Bonds Series 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.88%		10/07/16	10,000,000	10,000,000
RB Series 2007B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	12,000,000	12,000,000
JEA
Electric System Sub RB Series 2013C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,565,000	8,565,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.89%		10/07/16	3,400,000	3,400,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,000,000	8,000,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.89%		10/07/16	10,000,000	10,000,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.90%		10/07/16	3,300,000	3,300,000
RB Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.86%		10/07/16	14,715,000	14,715,000
Palm Beach Cnty
RB (Children's Home Society of FL) Series 2008 (LOC: BANK OF AMERICA NA)		0.92%		10/07/16	2,940,000	2,940,000
RB (Norton Gallery & Art School) Series 2000 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		10/07/16	3,000,000	3,000,000
RB (Norton Gallery & School of Art) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		10/07/16	11,800,000	11,800,000
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	8,000,000	8,000,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,275,000	2,275,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)		1.05%		10/07/16	5,230,000	5,230,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	5,375,000	5,375,000
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	5,185,000	5,185,000
Hostpital RB (Baptist Health So FL) Series 2007 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,500,000	7,500,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.89%		10/07/16	9,705,000	9,705,000
						167,815,000
Georgia 3.4%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	13,870,000	13,870,000
Bartow Cnty Development Auth
Recovery Zone Facility RB (VMC Specialty Alloys) Series 2010 (LOC: COMERICA BANK)		0.94%		10/07/16	3,105,000	3,105,000
Fulton Cnty Development Auth
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.91%		10/07/16	19,000,000	19,000,000
RB (Georgia Tech North Avenue Apts) Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.88%		10/07/16	11,400,000	11,400,000
8

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Macon Water Auth
Water & Sewer RB Series 2012		0.92%		10/07/16	3,550,000	3,550,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		0.95%	10/06/16	12/01/16	46,850,000	46,850,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		0.96%	10/06/16	12/01/16	14,340,000	14,340,000
						112,115,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	4,995,000	4,995,000
Idaho 0.5%
Idaho Housing & Finance Assoc
RB (The College of Idaho) Series 2008 (LOC: US BANK NATIONAL ASSOCIATION)		0.89%		10/07/16	16,350,000	16,350,000
Illinois 6.6%
Bartlett
Special Service Area #1 ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))		1.10%		10/07/16	7,400,000	7,400,000
Bloomington
GO Bonds Series 2004 (LIQ: JPMORGAN CHASE BANK NA)		0.88%		10/07/16	8,100,000	8,100,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: NORTHERN TRUST COMPANY (THE))		0.88%		10/07/16	8,275,000	8,275,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.05%		10/07/16	4,875,000	4,875,000
Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMORGAN CHASE BANK NA)		1.06%		10/07/16	185,000	185,000
RB (Advocate Health Care Network) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,250,000	2,250,000
RB (BAPS, Inc.) Series 2002 (LOC: COMERICA BANK)		0.88%		10/07/16	2,805,000	2,805,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	4,500,000	4,500,000
RB (Kohl Children's Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	1,475,000	1,475,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		1.05%		10/07/16	3,500,000	3,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: BARCLAYS BANK PLC)		0.90%		10/07/16	1,440,000	1,440,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)		0.91%		10/07/16	3,900,000	3,900,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	14,025,000	14,025,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.05%		10/07/16	10,800,000	10,800,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	8,625,000	8,625,000
RB (Univ of Chicago) Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	8,875,000	8,875,000
RB (Univ of Chicago) Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	940,000	940,000
    9

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	12,400,000	12,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		10/07/16	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 1994D (LIQ: SOCIETE GENERALE SA)	a	0.95%		10/07/16	2,585,000	2,585,000
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a	0.94%		10/07/16	6,665,000	6,665,000
GO Bonds Series 2003A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.93%		10/07/16	8,000,000	8,000,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a	0.89%		10/07/16	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	8,000,000	8,000,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.88%		10/07/16	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,280,000	2,280,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		10/07/16	5,000,000	5,000,000
ULT GO Refunding Bonds Series 2007A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	10,350,000	10,350,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.91%		10/07/16	4,660,000	4,660,000
ULT GO Series 2016E (LIQ: BARCLAYS BANK PLC)	a	0.94%		10/07/16	1,900,000	1,900,000
Valley View Community Unit SD #365-U
GO Bonds Series 2005 (LOC: WELLS FARGO & COMPANY)	a	0.88%		10/07/16	15,605,000	15,605,000
						214,585,000
Indiana 1.2%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.96%		10/07/16	1,960,000	1,960,000
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)		0.89%		10/07/16	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	7,055,000	7,055,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
						39,515,000
Iowa 1.7%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B		0.99%		10/07/16	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.99%		10/07/16	3,000,000	3,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.99%		10/07/16	16,900,000	16,900,000
10

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)		0.92%		10/07/16	10,000,000	10,000,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.89%		10/07/16	11,650,000	11,650,000
						56,809,000
Kansas 1.1%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.88%		10/07/16	13,500,000	13,500,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,800,000	4,800,000
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	9,000,000	9,000,000
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.94%		10/07/16	9,065,000	9,065,000
						36,365,000
Louisiana 1.3%
Ascension Parish IDB
RB (BASF SE) Series 2009		1.00%		10/07/16	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	5,250,000	5,250,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	3,440,000	3,440,000
St Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	3,245,000	3,245,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	4,965,000	4,965,000
						40,900,000
Maryland 0.8%
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	7,980,000	7,980,000
Maryland Economic Development Corp
Economic Development RB Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	3,700,000	3,700,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	4,530,000	4,530,000
RB (Adventist HealthCare) Series 2005A (LOC: MUFG UNION BANK NA)		0.87%		10/07/16	10,000,000	10,000,000
						26,210,000
Massachusetts 1.4%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	3,845,000	3,845,000
GO Bonds Series 2007C (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	10,000,000	10,000,000
    11

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
GO Refunding Bonds Series 2015A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,325,000	1,325,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006A (LIQ: BANK OF AMERICA NA)	a	1.05%		10/07/16	5,000,000	5,000,000
Transportation System Bonds Series 2000A1 (LIQ: BARCLAYS BANK PLC)		0.77%		10/07/16	6,600,000	6,600,000
Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	875,000	875,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,300,000	2,300,000
Sr Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,240,000	2,240,000
Univ of Massachusetts Building Auth
Project & Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,050,000	4,050,000
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		10/07/16	1,300,000	1,300,000
						45,375,000
Michigan 1.9%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	28,495,000	28,495,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	1,665,000	1,665,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-2		1.50%		03/01/17	300,000	300,875
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.88%		10/07/16	14,200,000	14,200,000
University of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,700,000	2,700,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,185,000	6,185,000
						62,755,875
Minnesota 0.3%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		10/07/16	3,745,000	3,745,000
Crystal
M/F Refunding RB (Calibre Chase) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		10/07/16	1,910,000	1,910,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.89%		10/07/16	4,165,000	4,165,000
						9,820,000
12

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.7%
Mississippi
GO Bonds Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	11,900,000	11,900,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	10,000,000	10,000,000
						21,900,000
Missouri 1.2%
Kansas City IDA
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.90%		10/07/16	7,000,000	7,000,000
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	22,995,000	22,995,000
RB (BJC Health) Series 2013C (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	2,250,000	2,250,000
St Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		10/07/16	4,125,000	4,125,000
						40,705,000
Nebraska 0.9%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.95%		10/07/16	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010		0.99%		10/07/16	8,480,000	8,480,000
						29,480,000
Nevada 0.7%
Clark Cnty
Airport PFC RB Series 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.86%		10/07/16	4,735,000	4,735,000
Clark Cnty SD
LT GO Bonds Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	10,000,000	10,000,000
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,165,000	2,165,000
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	7,440,000	7,440,000
						24,340,000
New Jersey 0.6%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,500,000	3,500,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.89%		10/07/16	16,520,000	16,520,000
						20,020,000
    13

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 8.5%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	14,145,000	14,145,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.90%		10/07/16	4,000,000	4,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	8,250,000	8,250,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	12,300,000	12,300,000
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)		0.94%		10/03/16	5,860,000	5,860,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal Series 2016F (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,000,000	8,000,000
Future Tax Secured Sub Fiscal Series 2010A1 (LIQ: BARCLAYS BANK PLC)		0.95%		10/04/16	10,000,000	10,000,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	24,185,000	24,185,000
New York State Dormitory Auth
RB (Univ of Rochester) Series 2006B1 (LOC: BARCLAYS BANK PLC)		0.87%		10/07/16	6,950,000	6,950,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,110,000	2,110,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,750,000	3,750,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	750,000	750,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.86%		10/07/16	9,000,000	9,000,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	600,000	600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,895,000	2,895,000
14

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,835,000	6,835,000
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	7,000,000	7,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	9,000,000	9,000,000
Nuveen New York AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.93%		10/07/16	19,000,000	19,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.93%		10/07/16	43,300,000	43,300,000
NYC Muni Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series GG-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	3,750,000	3,750,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,850,000	7,850,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,000,000	7,000,000
Water & Sewer System Second General Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	1,240,000	1,240,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.94%		10/07/16	5,085,000	5,085,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	1,000,000	1,000,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,335,000	3,335,000
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	3,000,000	3,000,000
						278,830,000
North Carolina 1.1%
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,800,000	1,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	5,585,500	5,585,500
RB (Guilford College) Series 2005B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.95%		10/07/16	7,500,000	7,500,000
    15

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina Medical Care Commission
Health Care Facilities First Mortgage RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.95%		10/07/16	9,000,000	9,000,000
Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.96%		10/07/16	1,800,000	1,800,000
RB (Southeastern Regional Medical Center) Series 2005 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.95%		10/07/16	9,655,000	9,655,000
						35,340,500
North Dakota 0.5%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)		0.89%		10/07/16	7,000,000	7,000,000
Recovery Zone Facility RB (Minn-Dak Farmers) Series 2010C (LOC: COBANK ACB)		0.89%		10/07/16	8,815,000	8,815,000
						15,815,000
Ohio 0.7%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,000,000	2,000,000
RB (Presbyterian Retirement Services) Series 2005B (LOC: COMERICA BANK)		0.89%		10/07/16	4,350,000	4,350,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	4,375,000	4,375,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,000,000	1,000,000
Ohio Higher Educational Facility Commission
Higher Education RB (Case Wesetern Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	5,000,000	5,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.85%		02/01/17	7,230,000	7,230,000
						23,955,000
Oregon 0.3%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)		0.92%		10/07/16	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.89%		10/07/16	5,420,000	5,420,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,000,000	3,000,000
						11,420,000
Other Investment 0.6%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	0.97%		10/07/16	19,000,000	19,000,000
16

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania 1.5%
Adams Cnty IDA
RB (Gettysburg Fdn Facility) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	11,465,000	11,465,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.91%		10/07/16	3,200,000	3,200,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	5,000,000	5,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.90%		10/07/16	4,445,000	4,445,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	800,000	800,000
South Central General Auth
RB (Lutheran Social Services of South Central Pennsylvania) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.92%		10/07/16	2,130,000	2,130,000
Southcentral General Auth, PA
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	7,110,000	7,110,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	4,385,000	4,385,000
Univ of Pittsburgh
Univ Bonds Series 2005A (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	6,665,000	6,665,000
Univ Capital Project Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,430,000	4,430,000
						49,630,000
South Carolina 0.4%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	975,000	975,000
Charleston Waterworks & Sewer
RB Series 2015 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,000,000	3,000,000
South Carolina Educational Facilities Auth
RB (Charleston Southern Univ) Series 2003 (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	4,975,000	4,975,000
South Carolina Jobs Economic Development Auth
Economic Development RB (Pinewood Prep) Series 2008 (LOC: BRANCH BANKING AND TRUST COMPANY)		1.00%		10/07/16	4,255,000	4,255,000
						13,205,000
Tennessee 1.9%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.95%		10/07/16	11,570,000	11,570,000
Chattanooga IDA
Lease Rental Refunding RB Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/01/16	3,000,000	3,000,000
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)		0.92%		10/07/16	2,545,000	2,545,000
    17

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.92%		10/07/16	1,045,000	1,045,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.92%		10/07/16	1,215,000	1,215,000
Rutherford Cnty Health & Educational Facilities Board
RB (Ascension Health) Series 2010 (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,000,000	2,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	9,500,000	9,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	6,855,000	6,855,000
Shelby Cnty
Extendible CP Series 2015A		0.57%	10/17/16	05/12/17	3,000,000	3,000,000
Extendible CP Series 2015A		0.78%	11/09/16	06/05/17	17,000,000	17,000,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.90%		10/07/16	3,895,000	3,895,000
						61,625,000
Texas 7.7%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001		0.98%		10/07/16	12,000,000	12,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	2,500,000	2,500,000
Dallas Water & Sewer
Waterworks & Sewer System Refunding RB 2016A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,000,000	2,000,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.90%		10/07/16	9,190,000	9,190,000
Toll Road Sr Lien RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,845,000	6,845,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax RB Series 2011A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	9,500,000	9,500,000
Houston
GO Refunding Bonds Series 2013A (LIQ: JPMORGAN CHASE & CO)	a	0.91%		10/07/16	6,280,000	6,280,000
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.58%		02/15/17	5,745,000	5,745,000
Lubbock Health Facilities Development Corp
Refunding RB (St Joseph Health System) Series 2008A		1.13%		10/18/16	895,000	895,225
Mesquite ISD
ULT GO Bonds Series 2000 (LIQ: JPMORGAN CHASE BANK NA)		0.62%		10/06/16	2,880,000	2,880,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	10,000,000	10,000,000
North East ISD
ULT GO Bonds Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.98%		10/07/16	5,000,000	5,000,000
18

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.98%		10/07/16	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.98%		10/07/16	10,000,000	10,000,000
RB (Total USA) Series 2011		0.98%		10/07/16	30,000,000	30,000,000
RB (Total USA) Series 2012		0.98%		10/07/16	5,400,000	5,400,000
Port of Port Arthur Navigation District
Exempt Facilities RB (TOTAL Petrochemicals USA) Series 2010		0.99%		10/07/16	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	13,035,000	13,035,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	13,970,000	13,970,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
RB (Texas Health Resources System) Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.96%		10/07/16	5,625,000	5,625,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	11,585,000	11,585,000
Texas A&M Univ
System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	4,920,000	4,920,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,635,000	2,635,000
GO Mobility Fund Bonds Series 2007 (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	10,000,000	10,000,000
Univ of Texas
Permanent Univ Fund Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,050,000	3,050,000
Revenue System Financing Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	a	0.89%		10/07/16	5,625,000	5,625,000
						250,550,225
Utah 1.1%
Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (LOC: WELLS FARGO BANK NA)	a	0.89%		10/07/16	10,000,000	10,000,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	15,625,000	15,625,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	3,370,000	3,370,000
						36,225,000
    19

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.9%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	3,330,000	3,330,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		10/07/16	20,600,000	20,600,000
						27,830,000
Washington 2.4%
Central Puget Sound Regional Transit Auth
Sales Tax & Refunding RB Series 2015S1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,885,000	2,885,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,500,000	2,500,000
King Cnty Sewer System
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,500,000	2,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)		0.89%		10/07/16	3,900,000	3,900,000
Snohomish Cnty Public Utility District No.1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,670,000	6,670,000
Tacoma SD #10
ULT & GO Refunding Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,650,000	2,650,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	175,000	175,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,500,000	5,500,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	0.95%		10/07/16	7,000,000	7,000,000
Refunding GO Bonds Series R-2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,500,000	1,500,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2007C (LOC: BARCLAYS BANK PLC)		0.83%		10/07/16	2,160,000	2,160,000
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	5,000,000	5,000,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	20,000,000	20,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,435,000	3,435,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	8,665,000	8,665,000
						79,290,000
West Virginia 1.3%
Jackson County Commission
IDRB (Amstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)		0.95%		10/07/16	35,000,000	35,000,000
20

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.94%		10/07/16	6,660,000	6,660,000
						41,660,000
Wisconsin 1.7%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,000,000	3,000,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	11,665,000	11,665,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,940,000	2,940,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,565,000	4,565,000
RB (Froedtert & Community Health) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.90%		10/07/16	5,000,000	5,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,665,000	6,665,000
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.88%		10/07/16	10,070,000	10,070,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)		0.86%		10/07/16	40,000	42,901
						56,447,901
Total Variable-Rate Municipal Securities
(Cost $2,682,559,089)						2,682,559,089

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $3,244,284,283.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,315,430,500 or 40.2% of net assets.

    21

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
22

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
23

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings (continued)
REG88396SEP16
24

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
21.3%	Fixed-Rate Municipal Securities	1,393,904,985	1,393,904,985
79.2%	Variable-Rate Municipal Securities	5,178,061,168	5,178,061,168
100.5%	Total Investments	6,571,966,153	6,571,966,153
(0.5%)	Other Assets and Liabilities, Net		(33,951,589)
100.0%	Net Assets		6,538,014,564

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 21.3% of net assets
California 21.3%
California
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.68%		10/06/16	12,250,000	12,250,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.93%		12/06/16	25,000,000	25,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		10/13/16	6,015,000	6,015,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.52%		10/18/16	5,100,000	5,100,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.72%		10/19/16	14,000,000	14,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		12/07/16	13,525,000	13,525,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.52%		10/06/16	52,000,000	52,000,000
California Health Facilities Financing Auth
CP (Kaiser Permanente) Series 2006E		0.49%		10/04/16	20,000,000	20,000,000
California School Cash Reserve Program Auth
TRAN Series 2016		2.00%		06/30/17	27,000,000	27,273,674
TRAN Series 2016A		2.00%		06/30/17	7,000,000	7,072,526
TRAN Series 2016C		2.00%		06/30/17	18,040,000	18,222,855
TRAN Series 2016E		2.00%		05/31/17	11,290,000	11,392,052
California State Univ Institute
CP Note Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.51%		11/02/16	20,000,000	19,996,533
CP Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.65%		10/06/16	9,400,000	9,399,530
CP Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.69%		10/06/16	25,415,000	25,415,000
CP Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.52%		11/02/16	10,000,000	10,000,000
California Statewide Communities Development Auth
CP (Kaiser Permanente) Series 2004E		0.50%		10/06/16	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004E		0.77%		11/08/16	31,000,000	31,000,000
    1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2004I		0.49%		10/04/16	19,000,000	18,999,910
RB (Kaiser Permanente) Series 2004I		0.77%		11/04/16	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2004K		0.58%		10/04/16	10,400,000	10,400,000
RB (Kaiser Permanente) Series 2004K		0.58%		10/05/16	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2004K		0.53%		11/01/16	3,890,000	3,890,000
RB (Kaiser Permanente) Series 2006D		0.58%		10/05/16	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		0.56%		10/11/16	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2008C		0.85%		11/17/16	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2009B2		0.53%		12/05/16	10,000,000	9,993,880
RB (Kaiser Permanente) Series 2009B6		0.58%		10/13/16	1,700,000	1,700,000
East Bay Municipal Utility District
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.52%		10/06/16	13,000,000	13,000,000
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		11/02/16	18,000,000	18,000,000
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		11/03/16	12,600,000	12,600,000
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.78%		12/01/16	7,000,000	7,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.47%		10/04/16	25,000,000	25,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.47%		10/05/16	10,000,000	10,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.73%		11/08/16	15,000,000	15,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.74%		11/16/16	35,000,000	35,000,000
Golden Gate Bridge & Highway District
CP Series A		0.55%		10/11/16	30,500,000	30,500,000
Kern Cnty
TRAN Series 2016-17		3.00%		05/15/17	23,450,000	23,791,105
TRAN Series 2016-17		3.00%		06/30/17	12,500,000	12,715,522
Los Angeles
TRAN Series 2016 A		3.00%		06/29/17	21,000,000	21,359,155
Los Angeles Cnty
TRAN 2016		3.00%		06/30/17	12,300,000	12,512,133
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.84%		11/03/16	4,500,000	4,500,000
Lease Revenue CP Notes Series A-TE (LOC: BANK OF THE WEST)		0.58%		10/06/16	5,000,000	5,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.50%		10/11/16	27,935,000	27,935,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		10/13/16	15,000,000	15,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.79%		11/03/16	10,000,000	10,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax CP (LOC: MUFG UNION BANK NA)		0.80%		10/03/16	3,000,000	3,000,000
2nd Sub Sales Tax CP (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		10/05/16	6,000,000	6,000,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		10/04/16	7,500,000	7,500,000
2nd Sub Sales Tax CP Series UB (LOC: MUFG UNION BANK NA)		0.70%		10/04/16	6,000,000	6,000,000
Los Angeles Dept of Water & Power
Power System Revenue CP (LIQ: ROYAL BANK OF CANADA)		0.46%		10/06/16	42,000,000	42,000,000
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.68%		10/06/16	20,723,000	20,723,000
Port of Oakland
CP Series A (LOC: BANK OF AMERICA NA)		0.52%		10/17/16	22,593,000	22,593,000
CP Series D (LOC: JPMORGAN CHASE BANK NA)		0.54%		10/17/16	26,415,000	26,415,000
Riverside Cnty
TRAN 2016		3.00%		06/30/17	25,000,000	25,429,110
Riverside Cnty Transportation Commission
CP Notes Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.81%		10/05/16	4,000,000	4,000,000
CP Notes Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.50%		10/11/16	4,000,000	4,000,000
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.48%		10/05/16	40,000,000	40,000,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		0.70%		10/11/16	70,000,000	70,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.76%		10/13/16	27,230,000	27,230,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.70%		10/03/16	9,000,000	9,000,000
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.82%		10/18/16	15,000,000	15,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.80%		10/18/16	20,000,000	20,000,000
San Francisco
Lease RB CP Series 2 (LIQ: US BANK NATIONAL ASSOCIATION)		0.48%		10/04/16	17,255,000	17,255,000
Lease Rev CP Series 3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.72%		10/19/16	2,520,000	2,520,000
San Francisco Airport Commission
Sub CP Series A3,B3&C3 (LOC: ROYAL BANK OF CANADA)		0.52%		10/05/16	15,000,000	15,000,000
Sub CP Series A3,B3&C3 (LOC: ROYAL BANK OF CANADA)		0.52%		10/07/16	15,000,000	15,000,000
Sub CP Series A3,B3&C3 (LOC: ROYAL BANK OF CANADA)		0.72%		10/07/16	43,350,000	43,350,000
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.52%		10/05/16	7,700,000	7,700,000
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.55%		10/05/16	10,000,000	10,000,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: WELLS FARGO BANK NA)		0.80%		10/17/16	9,000,000	9,000,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.80%		10/17/16	15,000,000	15,000,000
San Jose Airport
Sub CP Notes Series A1-2&B (LOC: BARCLAYS BANK PLC)		0.82%		12/14/16	11,992,000	11,992,000
Sub CP Notes Series A1-2&B (LOC: BARCLAYS BANK PLC)		0.85%		12/14/16	13,045,000	13,045,000
San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMORGAN CHASE BANK NA)		0.76%		12/19/16	16,900,000	16,900,000
Sub Tax Allocation RB Series 2003B (LOC: JPMORGAN CHASE BANK NA)		0.76%		12/19/16	31,900,000	31,900,000
Turlock Irrigation Disrict
Sub Revenue CP Series A (LOC: BANK OF AMERICA NA)		0.67%		10/04/16	12,800,000	12,800,000
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		0.81%		10/05/16	25,700,000	25,700,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.48%		10/04/16	25,494,000	25,494,000
Total Fixed-Rate Municipal Securities
(Cost $1,393,904,985)						1,393,904,985
    3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 79.2% of net assets
California 79.2%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.84%		10/07/16	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		10/07/16	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		10/07/16	8,100,000	8,100,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		10/07/16	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)		1.02%		10/07/16	4,215,000	4,215,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		10/07/16	5,790,000	5,790,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: BANK OF THE WEST)		0.88%		10/07/16	3,510,000	3,510,000
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)		1.02%		10/07/16	2,300,000	2,300,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)		0.94%		10/07/16	2,770,000	2,770,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)		0.93%		10/07/16	3,955,000	3,955,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)		0.96%		10/07/16	2,250,000	2,250,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)		0.99%		10/07/16	3,900,000	3,900,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)		0.94%		10/07/16	4,836,000	4,836,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		0.96%		10/07/16	3,245,000	3,245,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)		0.99%		10/07/16	1,365,000	1,365,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)		0.99%		10/07/16	2,700,000	2,700,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)		0.91%		10/07/16	1,296,000	1,296,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)		0.99%		10/07/16	2,095,000	2,095,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)		0.87%		10/07/16	1,740,000	1,740,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	19,030,000	19,030,000
Electric System RB Series 2009A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,500,000	7,500,000
Bay Area Toll Auth
Toll Bridge RB Series 2007C1 (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	4,910,000	4,910,000
Toll Bridge RB Series 2007C2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/07/16	12,500,000	12,500,000
Toll Bridge RB Series 2007F (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,245,000	7,245,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	12,462,156	12,462,156
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Toll Bridge RB Series 2007G1 (LOC: US BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	20,000,000	20,000,000
Toll Bridge RB Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.84%		10/07/16	17,925,000	17,925,000
Toll Bridge RB Series 2008F1 (ESCROW) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	9,730,000	9,730,000
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.89%		10/07/16	9,010,000	9,010,000
California
GO Bond Series 2003C-4 (LOC: US BANK NATIONAL ASSOCIATION)		0.85%		10/07/16	22,150,000	22,150,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,500,000	7,500,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	12,020,000	12,020,000
GO Bonds Series 2003B2 (LOC: BANK OF AMERICA NA)		0.80%		10/07/16	37,240,000	37,240,000
GO Bonds Series 2003B4 (LOC: BANK OF AMERICA NA)		0.81%		10/07/16	10,000,000	10,000,000
GO Bonds Series 2004A-8 (LOC: CITIBANK NA)		0.88%		10/07/16	10,000,000	10,000,000
GO Bonds Series 2004A7 (LOC: CITIBANK NA)		0.88%		10/07/16	18,100,000	18,100,000
GO Bonds Series 2005A1 (LOC: ROYAL BANK OF CANADA)		0.80%		10/07/16	13,500,000	13,500,000
GO Bonds Series 2005A1-2 (LOC: ROYAL BANK OF CANADA)		0.81%		10/07/16	54,075,000	54,075,000
GO Bonds Series 2005A2-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.81%		10/07/16	9,015,000	9,015,000
GO Bonds Series 2005A2-2 (LOC: ROYAL BANK OF CANADA)		0.81%		10/07/16	22,000,000	22,000,000
GO Bonds Series 2005B1 (LOC: MIZUHO BANK LTD)		0.78%		10/07/16	33,100,000	33,100,000
GO Bonds Series 2005B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.82%		10/07/16	17,400,000	17,400,000
GO Bonds Series 2005B3 (LOC: MIZUHO BANK LTD)		0.88%		10/07/16	16,000,000	16,000,000
GO Bonds Series 2005B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.80%		10/07/16	17,830,000	17,830,000
GO Bonds Series 2005B4 (LOC: JPMORGAN CHASE BANK NA)		0.83%		10/07/16	44,700,000	44,700,000
GO Bonds Series 2005B5 (LOC: BARCLAYS BANK PLC)		0.85%		10/07/16	18,130,000	18,130,000
GO Bonds Series 2009-61 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	11,440,000	11,440,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	21,000,000	21,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,000,000	3,000,000
GO Refunding Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	14,010,000	14,010,000
GO Refunding Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,370,000	2,370,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.86%		10/07/16	25,330,000	25,330,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994		0.89%		10/07/16	30,000,000	30,000,000
RB (California Institute of Technology) Series 2006B		0.84%		10/07/16	5,000,000	5,000,000
RB (California Institute of Technology) Series 2009 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	9,900,000	9,900,000
RB (Caltech) Series 2006A		0.85%		10/07/16	25,200,000	25,200,000
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)		0.83%		10/07/16	3,400,000	3,400,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,670,000	6,670,000
RB (Stanford Univ) Series U7 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	16,885,000	16,885,000
    5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Southern California) Series 2009B (LIQ: BARCLAYS BANK PLC)	a	0.87%		10/07/16	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,305,000	4,305,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)		0.99%		10/07/16	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)		0.99%		10/07/16	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: MIZUHO BANK LTD)		0.88%		10/07/16	26,750,000	26,750,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)		0.82%		10/07/16	19,620,000	19,620,000
RB (City of Hope) Series 2012B		0.83%		10/07/16	16,000,000	16,000,000
RB (City of Hope) Series 2012C		0.73%		10/07/16	6,400,000	6,400,000
RB (Lucile Packard Children's Hospital) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	2,000,000	2,000,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: BANK OF AMERICA NA)	a	0.96%		10/07/16	6,140,000	6,140,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	3,375,000	3,375,000
RB (Memorial Health Services) Series 2013A		0.81%		10/07/16	9,045,000	9,045,000
RB (Orange Cnty Children's Hospital) Series 2009B (LOC: US BANK NATIONAL ASSOCIATION)		0.82%		10/07/16	23,445,000	23,445,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)		0.85%		10/07/16	5,815,000	5,815,000
RB (Scripps Health) Series 2012C		0.85%		10/07/16	19,475,000	19,475,000
RB (St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	11,565,000	11,565,000
RB (St. Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	11,250,000	11,250,000
RB (Sutter Health) Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	9,000,000	9,000,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	23,090,000	23,090,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	9,375,000	9,375,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	3,100,000	3,100,000
Refunding RB (Stanford Hospital) Series 2008B-1		0.81%		10/07/16	27,650,000	27,650,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	27,000,000	27,000,000
California HFA
Home Mortgage RB Series 2000N (LOC: BANK OF AMERICA NA)		0.83%		10/07/16	2,755,000	2,755,000
Home Mortgage RB Series 2003M (LOC: ROYAL BANK OF CANADA)		0.84%		10/07/16	6,535,000	6,535,000
Home Mortgage RB Series 2005A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.83%		10/07/16	3,700,000	3,700,000
Home Mortgage RB Series 2005B (LOC: BANK OF AMERICA NA)		0.83%		10/07/16	1,610,000	1,610,000
Home Mortgage RB Series 2005F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.85%		10/07/16	44,420,000	44,420,000
Home Mortgage RB Series 2006C (LOC: BANK OF AMERICA NA)		0.83%		10/07/16	36,965,000	36,965,000
Home Mortgage RB Series 2007H (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.83%		10/07/16	11,500,000	11,500,000
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/07/16	8,100,000	8,100,000
Home Mortgage RB Series 2008D (LOC: ROYAL BANK OF CANADA)		0.84%		10/07/16	8,865,000	8,865,000
Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	12,840,000	12,840,000
M/F Housing RB III Series 2001E (LOC: JPMORGAN CHASE BANK NA)		0.85%		10/07/16	27,195,000	27,195,000
M/F Housing RB III Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.85%		10/07/16	22,310,000	22,310,000
M/F RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	7,060,000	7,060,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)		0.95%		10/07/16	2,870,000	2,870,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)		0.99%		10/07/16	5,000,000	5,000,000
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.99%		10/07/16	1,780,000	1,780,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)		0.89%		10/07/16	8,065,000	8,065,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.75%		11/01/16	10,740,000	10,740,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)		0.85%		10/03/16	2,200,000	2,200,000
California Municipal Finance Auth
M/F Housing RB (Copper Square Apts) Series 2016A1 (LOC: FEDERAL HOME LOAN BANKS)		0.83%		10/07/16	2,740,000	2,740,000
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)		0.98%		10/07/16	4,645,000	4,645,000
RB (Westmont College) Series 2010A (LOC: COMERICA BANK)		0.98%		10/07/16	12,120,000	12,120,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)		0.92%		10/03/16	10,100,000	10,100,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)		0.92%		10/07/16	8,350,000	8,350,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NATIONAL ASSOCIATION)		0.92%		10/07/16	4,369,000	4,369,000
    7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)		0.92%		10/07/16	1,385,000	1,385,000
Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: COMERICA BANK)		0.97%		10/07/16	6,175,000	6,175,000
Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: COMERICA BANK)		0.97%		10/07/16	5,805,000	5,805,000
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: BANK OF THE WEST)		0.94%		10/07/16	14,695,000	14,695,000
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG UNION BANK NA)		0.88%		10/07/16	15,600,000	15,600,000
Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: BANK OF AMERICA NA)		0.92%		10/07/16	8,705,000	8,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.92%		10/07/16	2,705,000	2,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)		0.92%		10/07/16	22,520,000	22,520,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	4,775,000	4,775,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.92%		10/07/16	1,395,000	1,395,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)		0.92%		10/07/16	7,950,000	7,950,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG UNION BANK NA)		0.88%		10/07/16	21,350,000	21,350,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG UNION BANK NA)		0.88%		10/07/16	5,065,000	5,065,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	2,905,000	2,905,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)		0.97%		10/07/16	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)		0.96%		10/07/16	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)		0.97%		10/07/16	1,120,000	1,120,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)		0.97%		10/07/16	4,860,000	4,860,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)		0.97%		10/07/16	3,135,000	3,135,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)		0.91%		10/07/16	1,690,000	1,690,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	905,000	905,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	27,235,000	27,235,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	16,500,000	16,500,000
Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: COMERICA BANK)		0.97%		10/07/16	2,070,000	2,070,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		0.97%		10/07/16	315,000	315,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)		0.88%		10/07/16	2,990,000	2,990,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	1,600,000	1,600,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)		0.94%		10/07/16	1,235,000	1,235,000
Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: COMERICA BANK)		0.97%		10/07/16	6,005,000	6,005,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)		0.94%		10/07/16	5,400,000	5,400,000
Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: COMERICA BANK)		0.97%		10/07/16	2,810,000	2,810,000
Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: COMERICA BANK)		0.97%		10/07/16	12,040,000	12,040,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)		0.88%		10/07/16	5,330,000	5,330,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,160,000	7,160,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	10,325,000	10,325,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA)		0.95%	10/06/16	11/01/16	50,000,000	50,000,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		0.95%	10/06/16	11/01/16	89,140,000	89,140,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)		1.04%		10/07/16	2,905,000	2,905,000
IDRB (RL Group) Series 1998C (LOC: US BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	1,260,000	1,260,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	6,270,000	6,270,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	18,750,000	18,750,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)		0.87%		10/07/16	4,490,000	4,490,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		10/07/16	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	13,680,000	13,680,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	8,095,000	8,095,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	15,000,000	15,000,000
M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	4,725,000	4,725,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		10/07/16	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	5,010,000	5,010,000
M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	7,320,000	7,320,000
    9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	22,000,000	22,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	7,000,000	7,000,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	7,100,000	7,100,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		10/07/16	6,900,000	6,900,000
M/F Housing RB (Knolls at Green Valley Apts) Series 2002FF (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		10/07/16	13,205,000	13,205,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		10/07/16	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		10/07/16	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		10/07/16	10,750,000	10,750,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	6,950,000	6,950,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	3,320,000	3,320,000
M/F Housing RB (Oakmont of Alameda) Series 2003WW (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	12,680,000	12,680,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		10/07/16	25,000,000	25,000,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		10/07/16	12,300,000	12,300,000
M/F Housing RB (Sagewood at Stonebridge Estates) Series 2005CC (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	9,100,000	9,100,000
M/F Housing RB (Seasons at Lakewood Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	3,200,000	3,200,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)		0.91%		10/07/16	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)		0.87%		10/07/16	6,240,000	6,240,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)		0.89%		10/07/16	11,385,000	11,385,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.92%		10/07/16	25,905,000	25,905,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	6,070,000	6,070,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	12,750,000	12,750,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	6,500,000	6,500,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	16,775,000	16,775,000
RB (Kaiser Permanente) Series 2004L		0.72%		10/07/16	1,335,000	1,335,000
RB (Kaiser Permanente) Series 2004M		0.83%		10/07/16	2,700,000	2,700,000
RB (Kaiser Permanente) Series 2007A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	9,800,000	9,800,000
RB (Rady Children's Hospital) Series 2008C (LOC: NORTHERN TRUST COMPANY (THE))		0.81%		10/07/16	1,320,000	1,320,000
RB (Sutter Health) Series 2005C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,300,000	6,300,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	26,000,000	26,000,000
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)		0.94%		10/07/16	13,115,000	13,115,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.82%		10/07/16	10,000,000	10,000,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		10/07/16	32,200,000	32,200,000
Contra Costa Water District
Extendible CP		0.68%	10/06/16	05/15/17	18,500,000	18,500,000
Extendible CP		0.82%	11/02/16	06/09/17	24,500,000	24,500,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		10/07/16	18,085,000	18,085,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		10/07/16	28,700,000	28,700,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.76%	11/08/16	06/02/17	15,000,000	15,000,000
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,830,000	1,830,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	68,500,000	68,500,000
Water Sub Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	49,500,000	49,500,000
Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.93%	10/06/16	04/25/17	24,500,000	24,499,794
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)		0.84%		10/07/16	3,855,000	3,855,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.85%		10/06/16	16,000,000	16,000,000
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,500,000	4,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		10/07/16	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	9,500,000	9,500,000
    11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	4,200,000	4,200,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.82%		10/07/16	20,601,000	20,601,000
Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.92%	10/06/16	03/17/17	25,300,000	25,300,000
Refunding Bonds Series 2011A2		0.92%	10/06/16	03/17/17	11,500,000	11,500,000
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	12,380,000	12,380,000
Long Beach
RB (Memorial Health Services) Series 1991		0.82%		10/01/16	44,550,000	44,550,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,000,000	2,000,000
Long Beach USD
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)		0.96%		10/07/16	4,455,000	4,455,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.87%		10/07/16	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	16,540,000	16,540,000
GO Bonds Series 2007A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,000,000	3,000,000
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	6,665,000	6,665,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	18,300,000	18,300,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	14,200,000	14,200,000
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.84%		10/07/16	15,150,000	15,150,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.82%		10/07/16	19,800,000	19,800,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	10,245,000	10,245,000
M/F Refunding RB (Promenade Towers) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.83%		10/07/16	15,000,000	15,000,000
Los Angeles Dept of Airports
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	27,295,000	27,295,000
Sr RB Series 2008A (LIQ: MORGAN STANLEY BANK NA)	a	0.90%		10/07/16	13,475,000	13,475,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	10,095,000	10,095,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a	0.87%		10/07/16	14,365,000	14,365,035
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	a	0.88%		10/07/16	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.90%		10/07/16	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	a	0.90%		10/07/16	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.90%		10/07/16	13,750,000	13,750,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF MONTREAL)		0.85%		10/07/16	28,100,000	28,100,000
Power System RB Series 2001B-1 (LIQ: BARCLAYS BANK PLC)		0.83%		10/07/16	10,350,000	10,350,000
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)		0.76%		10/03/16	2,000,000	2,000,000
Power System RB Series 2001B8 (LIQ: BANK OF MONTREAL)		0.84%		10/07/16	9,500,000	9,500,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)		0.79%		10/03/16	5,300,000	5,300,000
Power System RB Series 2007A-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,600,000	4,600,000
Power System RB Series 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,380,000	3,380,000
Power System RB Series 2008A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	8,795,000	8,795,000
Power System RB Series 2012B, 2014B&E (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	17,860,000	17,860,000
Power System RB Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,500,000	2,500,000
Water System RB Series 2001B-1 (LIQ: ROYAL BANK OF CANADA)		0.87%		10/07/16	12,900,000	12,900,000
Water System RB Series 2001B4 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	24,800,000	24,800,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	17,565,000	17,565,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Los Angeles Harbor Dept
Refunding RB Series 2006B (LIQ: CITIBANK NA)	a	0.91%		10/07/16	16,120,000	16,120,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)		1.01%		10/07/16	1,360,000	1,360,000
RB (AAA Packing & Shipping) Series 2000 (LOC: WELLS FARGO BANK NA)		0.90%		10/07/16	3,000,000	3,000,000
Los Angeles USD
GO & Refunding Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	7,290,000	7,290,000
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,895,000	6,895,000
    13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: WELLS FARGO BANK NA)		0.90%		10/07/16	2,965,000	2,965,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.94%		10/07/16	50,300,000	50,300,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	0.99%		10/07/16	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	0.96%		10/07/16	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.99%		10/07/16	19,300,000	19,300,000
Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (LOC: ROYAL BANK OF CANADA)	a	0.96%		10/07/16	38,000,000	38,000,000
Nuveen California Dividend Advantage Municipal Fund 3
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a	0.99%		10/07/16	15,900,000	15,900,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		10/07/16	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,000,000	8,000,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: CITIBANK NA)		0.80%		10/07/16	16,700,000	16,700,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)		0.84%		10/07/16	9,855,000	9,855,000
Lease RB Series 2006 (LOC: MUFG UNION BANK NA)		0.84%		10/07/16	19,040,000	19,040,000
Wastewater RB Series 2004B (LOC: MUFG UNION BANK NA)		0.84%		10/07/16	16,750,000	16,750,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	30,280,000	30,280,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	13,600,000	13,600,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	2,350,000	2,350,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: BANK OF THE WEST)		0.90%		10/07/16	7,190,000	7,190,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	13,360,000	13,360,000
Pomona Public Financing Auth
Water Facilities RB Series 2007AY (LOC: US BANK NATIONAL ASSOCIATION)	a	0.86%		10/07/16	20,835,000	20,835,000
Rancho Water District Financing Auth
Refunding RB Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)		0.78%		10/07/16	19,100,000	19,100,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.92%		10/07/16	10,890,000	10,890,000
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG UNION BANK NA)		0.85%		10/07/16	32,260,000	32,260,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)		0.82%		10/07/16	36,000,000	36,000,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Riverside Cnty IDA
IDRB (Cal-Mold Inc) Series 1997 (LOC: BANK OF THE WEST)		0.92%		10/07/16	1,460,000	1,460,000
Riverside Cnty Transportation Commission
LT GO RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,750,000	3,750,000
Sales Tax RB Series 2009A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		10/07/16	1,900,000	1,900,000
Sales Tax RB Series 2009C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.87%		10/07/16	26,320,000	26,320,000
Sales Tax RB Series 2013A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	12,730,000	12,730,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	12,255,000	12,255,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	41,800,000	41,800,000
M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	6,000,000	6,000,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.88%		10/07/16	4,326,000	4,326,000
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	15,545,000	15,545,000
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	33,600,000	33,600,000
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	17,200,000	17,200,000
M/F Housing RB (Greenfair Apts) Series 2000G (LOC: CITIBANK NA)		0.87%		10/07/16	9,200,000	9,200,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		10/07/16	10,265,000	10,265,000
M/F Housing RB (St Anton Building Apts) Series 2003I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	8,000,000	8,000,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	5,150,000	5,150,000
Sacramento Municipal Utility District
Sub Electric RB Series 2012M (LOC: STATE STREET BANK AND TRUST COMPANY)		0.88%		10/07/16	2,880,000	2,880,000
Sub Electric Refunding RB Series 2008K (LOC: BANK OF AMERICA NA)		0.83%		10/07/16	8,100,000	8,100,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.82%		10/07/16	9,550,000	9,550,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,125,000	3,125,000
GO Bonds Series 2011 (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	12,000,000	12,000,000
    15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008D (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.84%		10/07/16	22,055,000	22,055,000
Limited Sales Tax RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	15,800,000	15,800,000
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.87%		10/07/16	27,130,000	27,130,000
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)		0.87%		10/07/16	40,475,000	40,475,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,220,000	2,220,000
San Diego Cnty Water Auth
Extendible CP Series 1		0.78%	11/01/16	06/01/17	22,500,000	22,500,000
Extendible CP Series 1		0.76%	10/05/16	06/02/17	12,500,000	12,500,000
Water COP Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,810,000	5,810,000
Water Revenue COP Series 2008A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	33,580,000	33,580,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	25,595,000	25,595,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.90%		10/07/16	5,220,000	5,220,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		10/07/16	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	20,000,000	20,000,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)		0.81%		10/07/16	12,700,000	12,700,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)		0.83%		10/07/16	17,000,000	17,000,000
Refunding RB Second Series 36A (LOC: WELLS FARGO BANK NA)		0.81%		10/07/16	27,000,000	27,000,000
Refunding RB Second Series 36C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.81%		10/07/16	13,570,000	13,570,000
Refunding RB Series 2010A-2 (LOC: BANK OF AMERICA NA)		0.81%		10/07/16	25,000,000	25,000,000
San Francisco Finance Corp
Lease Refunding RB Series 2008-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.89%		10/07/16	13,975,000	13,975,000
Lease Refunding RB Series 2008-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.88%		10/07/16	7,375,000	7,375,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)		0.85%		10/07/16	6,035,000	6,035,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	8,685,000	8,685,000
Water RB 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,665,000	6,665,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	18,660,000	18,660,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		10/07/16	4,500,000	4,500,000
M/F Housing RB (Orlando Cepeda Place Apts) Series 2000D (LOC: CITIBANK NA)		0.99%		10/07/16	5,725,000	5,725,000
16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.85%		10/07/16	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.88%		10/07/16	3,750,000	3,750,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.90%		10/07/16	6,295,000	6,295,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	2,000,000	2,000,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,980,000	3,980,000
San Luis Obispo Cnty CCD
Election GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		10/07/16	3,290,000	3,290,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		10/07/16	3,290,000	3,290,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		10/07/16	13,390,000	13,390,000
San Marcos USD
GO Bonds Election of 2010 Series A (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		10/07/16	5,340,000	5,340,000
GO Bonds Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.88%		10/07/16	11,320,000	11,320,000
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	a	0.87%		10/07/16	10,675,000	10,675,000
Santa Clara
Electric RB Series 2008B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.82%		10/07/16	5,960,000	5,960,000
Santa Clara Cnty Financing Auth
Lease RB Series 2007K (LOC: US BANK NATIONAL ASSOCIATION)	a	0.84%		10/07/16	47,050,000	47,050,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)		0.96%		10/07/16	8,427,000	8,427,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)		0.87%		10/07/16	3,914,000	3,914,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.86%		10/07/16	17,900,000	17,900,000
Sales Tax Refunding RB Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		10/07/16	9,000,000	9,000,000
Sales Tax Refunding RB Series 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.83%		10/07/16	10,975,000	10,975,000
Sales Tax Refunding RB Series 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		10/07/16	24,775,000	24,775,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)		0.93%		10/07/16	1,870,000	1,870,000
Southern California Metropolitan Water District
Water RB Series 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	5,590,000	5,590,000
Water Refunding RB Series 2009A2		1.00%	10/06/16	07/10/17	30,000,000	30,000,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	2,500,000	2,500,000
Water Refunding RB Series 2011A1		1.00%	10/06/16	07/10/17	13,230,000	13,230,000
    17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Refunding RB Series 2011A3		1.00%	10/06/16	07/10/17	18,000,000	18,000,000
Water Refunding RB Series 2013D		0.84%		10/07/16	5,000,000	5,000,000
Water Refunding RB Series 2013E		0.96%	10/06/16	06/05/17	31,910,000	31,910,000
Water Refunding RB Series 2014D		0.80%		10/07/16	22,125,000	22,125,000
Water Refunding RB Series 2015A1		0.80%		10/07/16	1,455,000	1,455,000
Water Refunding RB Series 2016B1 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.84%		10/03/16	5,600,000	5,600,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	a	0.88%		10/07/16	8,860,000	8,860,000
Refunding RB (Magnolia Power) Series 2009-2 (LOC: WELLS FARGO BANK NA)		0.72%		10/07/16	8,700,000	8,700,000
Refunding RB (Palo Verde) Series 2008A (LOC: BARCLAYS BANK PLC)		0.83%		10/07/16	4,500,000	4,500,000
Refunding RB (Palo Verde) Series 2008B (LOC: BARCLAYS BANK PLC)		0.83%		10/07/16	1,100,000	1,100,000
Univ of California
General RB Series 2009Q (LIQ: BARCLAYS BANK PLC)	a	0.87%		10/07/16	6,665,000	6,665,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,500,000	6,500,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	a	0.88%		10/07/16	4,000,000	4,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	a	0.85%		10/07/16	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	7,600,000	7,600,000
General RB Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	2,000,000	2,000,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	3,045,000	3,045,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	9,600,000	9,600,000
Medical Center Pooled RB Series 2007C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	25,000,000	25,000,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	a	0.87%		10/07/16	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	a	0.88%		10/07/16	23,390,000	23,390,000
Ventura Cnty Public Financing Auth
Lease RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	11,315,000	11,315,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)		1.02%		10/07/16	5,165,000	5,165,000
18

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	10,720,000	10,720,183
Total Variable-Rate Municipal Securities
(Cost $5,178,061,168)						5,178,061,168

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $6,571,966,153.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,765,192,374 or 27.0% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
    19

Schwab California Municipal Money Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
20

Schwab California Municipal Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings.
REG47704SEP16
21

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
11.1%	Fixed-Rate Municipal Securities	193,928,742	193,928,742
89.2%	Variable-Rate Municipal Securities	1,556,030,330	1,556,030,330
100.3%	Total Investments	1,749,959,072	1,749,959,072
(0.3%)	Other Assets and Liabilities, Net		(5,379,879)
100.0%	Net Assets		1,744,579,193

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 11.1% of net assets
New York 11.1%
Amherst Central SD
BAN Series 2016		2.00%		06/22/17	13,156,000	13,267,332
Clinton Cnty
BAN Series 2016A		2.00%		06/09/17	1,060,000	1,066,849
BAN Series 2016B		2.00%		06/09/17	8,000,000	8,058,309
East Islip UFSD
TAN Series 2016		2.00%		06/29/17	17,000,000	17,138,210
Fairpoint CSD
BAN Series 2016		1.95%		07/14/17	11,000,000	11,099,121
Grand Island CSD
BAN 2016		2.00%		12/02/16	3,245,000	3,252,388
Homer CSD
BAN 2016		2.00%		06/30/17	3,426,272	3,458,054
Irondequoit
BAN		2.00%		04/21/17	5,000,000	5,030,521
Kingston SD
BAN 2016		2.00%		06/15/17	10,000,000	10,080,973
Metropolitan Transportation Auth
Revenue BAN Series 2016A1e		2.00%		10/01/16	4,000,000	4,000,000
New Rochelle CSD
GO BAN Series 2016B		2.25%		07/14/17	9,000,000	9,101,990
New York State Power Auth
CP Series 1&2		0.80%		10/03/16	3,239,000	3,239,000
CP Series 1&2		0.71%		10/04/16	19,880,000	19,880,000
CP Series 1&2		0.51%		10/05/16	11,500,000	11,500,000
CP Series 1&2		0.75%		11/09/16	26,347,000	26,347,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1		5.00%		12/15/16	250,000	252,246
    1

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NYC Muni Water Finance Auth
CP Series 1		0.72%		10/06/16	18,200,000	18,200,000
Port Auth of New York & New Jersey
Consolidated Bonds 194th Series		1.50%		10/15/16	4,405,000	4,406,408
Port Chester
BAN Series 2016A		2.00%		02/23/17	3,370	3,390
Queensbury UFSD
GO BAN Series 2016		2.00%		04/28/17	8,921,000	8,979,540
Sullivan Cnty
GO TAN 2016		2.00%		03/03/17	9,478,500	9,526,538
Vestal
BAN Series 2016		2.00%		05/12/17	6,000,000	6,040,873
Total Fixed-Rate Municipal Securities
(Cost $193,928,742)						193,928,742

Variable-Rate Municipal Securities 89.2% of net assets
New York 89.2%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)		0.88%		10/07/16	14,290,000	14,290,000
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	3,265,000	3,265,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	9,770,000	9,770,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	12,000,000	12,000,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)		0.90%		10/07/16	1,360,000	1,360,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	12,880,000	12,880,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)		0.91%		10/07/16	4,835,000	4,835,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)		0.90%		10/07/16	8,530,000	8,530,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.93%		10/07/16	14,000,000	14,000,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)		0.91%		10/07/16	1,690,000	1,690,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2006B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,000,000	5,000,000
Dedicated Tax Fund Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,165,000	3,165,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	6,665,000	6,665,000
2

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.92%		10/07/16	5,345,000	5,345,000
Transportation RB Series 2005E3 (LOC: BANK OF MONTREAL)		0.86%		10/07/16	2,000,000	2,000,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	25,615,000	25,615,000
Transportation RB Series 2012G2 (LOC: TD BANK NA)		0.82%		10/07/16	2,900,000	2,900,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)		0.89%		10/07/16	7,000,000	7,000,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	18,400,000	18,400,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.94%		10/07/16	1,100,000	1,100,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.82%		10/07/16	32,400,000	32,400,000
Nassau Health Care Corp
RB Series 2009B1 (LOC: TD BANK NA)		0.78%		10/07/16	3,370,000	3,370,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.90%		10/07/16	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series E (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	18,695,000	18,695,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,500,000	7,500,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series A4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		10/07/16	14,600,000	14,600,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	2,500,000	2,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a	0.88%		10/07/16	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a	0.87%		10/07/16	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,635,000	2,635,000
New York City Housing Development Corp
M/F Housing RB (Sustainable Neighborhood Bonds) Series 2015D4 (LIQ: WELLS FARGO BANK NA)		0.83%		10/07/16	6,500,000	6,500,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	8,000,000	8,000,000
M/F Housing RB Series 2013E2 (LIQ: JPMORGAN CHASE BANK NA)		0.85%		10/07/16	24,775,000	24,775,000
M/F Housing RB Series 2013E3 (LIQ: WELLS FARGO BANK NA)		0.85%		10/07/16	8,000,000	8,000,000
M/F Housing RB Series 2014C3 (LIQ: TD BANK NA)		0.86%		10/07/16	10,000,000	10,000,000
M/F Housing RB Series 2015D3 (LIQ: CITIBANK NA)		0.83%		10/07/16	5,595,000	5,595,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		10/07/16	4,035,000	4,035,000
    3

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		10/07/16	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	3,155,000	3,155,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		10/07/16	4,200,000	4,200,000
M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		10/07/16	7,000,000	7,000,000
New York City IDA
Civic Facility RB ( Auditory-Oral School of NY) Series 2006 (LOC: WELLS FARGO BANK NA)		0.85%		10/07/16	4,120,000	4,120,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)		1.34%		10/07/16	700,000	700,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,625,000	5,625,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	3,000,000	3,000,000
Building Aid RB Fiscal 2016 Series C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,330,000	3,330,000
Future Tax Secured Bonds Fiscal 2001 Series A (LIQ: JPMORGAN CHASE BANK NA)		0.88%		10/07/16	8,200,000	8,200,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,240,000	3,240,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)		0.94%		10/03/16	1,555,000	1,555,000
Future Tax Secured Sub Fiscal Series 2010A1 (LIQ: BARCLAYS BANK PLC)		0.95%		10/04/16	8,000,000	8,000,000
Future Tax Secured Sub RB Fiscal 2007 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,495,000	7,495,000
Future Tax Secured Sub RB Fiscal 2007 Series C1 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	6,000,000	6,000,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	11,000,000	11,000,000
Future Tax Secured Sub RB Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,750,000	3,750,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,500,000	1,500,000
Future Tax Secured Sub RB Fiscal 2016 Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	10,000,000	10,000,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2		0.94%	10/06/16	06/13/17	13,290,000	13,290,000
4

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.89%		10/07/16	5,815,000	5,815,000
New York State Dormitory Auth
Insured RB (St. John's Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	26,020,000	26,020,000
Lease RB Series 2005B (LIQ: MIZUHO BANK LTD)		0.88%		10/07/16	10,000,000	10,000,000
RB (Catholic Health) Series 2006B (LOC: HSBC BANK USA NA)		0.90%		10/07/16	6,530,000	6,530,000
RB (Cornell Univ) Series 2004A (LIQ: BANK OF NEW YORK MELLON/THE)		0.89%		10/07/16	4,795,000	4,795,000
RB (Cornell Univ) Series 2004B (LIQ: BANK OF NEW YORK MELLON/THE)		0.89%		10/07/16	965,000	965,000
RB (Culinary Institute of America) Series 2004D (LOC: TD BANK NA)		0.88%		10/07/16	5,200,000	5,200,000
RB (Culinary Institute of America) Series 2006 (LOC: TD BANK NA)		0.88%		10/07/16	3,050,000	3,050,000
RB (NYU) Series 2009A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	9,900,000	9,900,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)		0.87%		10/07/16	35,085,000	35,085,000
RB (Univ of Rochester) Series 2006B1 (LOC: BARCLAYS BANK PLC)		0.87%		10/07/16	5,170,000	5,170,000
State Personal Income Tax RB Series 2006C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	25,500,000	25,500,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,875,000	1,875,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.86%		10/07/16	5,790,000	5,790,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)		0.81%		10/07/16	5,500,000	5,500,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	6,600,000	6,600,000
Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,500,000	2,500,000
Clean Water & Drinking Water Revolving Funds Sub RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	2,200,000	2,200,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,000,000	2,000,000
State Clean Water & Drinking Water Revolving RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,245,000	7,245,000
New York State HFA
855 6th Avenue Housing RB Series 2015A (LOC: WELLS FARGO BANK NA)		0.86%		10/07/16	2,000,000	2,000,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		10/07/16	67,500,000	67,500,000
    5

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.86%		10/07/16	15,415,000	15,414,830
Housing RB (301 West End Ave) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.81%		10/07/16	20,500,000	20,500,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	42,500,000	42,500,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.88%		10/07/16	19,875,000	19,875,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	5,300,000	5,300,000
Housing RB (606 W 57th St) Series 2016A (LOC: WELLS FARGO BANK NA)		0.82%		10/07/16	10,000,000	10,000,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	16,700,000	16,700,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	43,300,000	43,300,000
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		10/07/16	10,900,000	10,900,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.86%		10/07/16	5,700,000	5,700,000
Housing RB (Mastro West Chelsea) Series 2015A (LOC: WELLS FARGO BANK NA)		0.84%		10/07/16	7,750,000	7,750,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.81%		10/07/16	12,000,000	12,000,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		10/07/16	15,000,000	15,000,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		10/07/16	21,400,000	21,400,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		10/07/16	10,700,000	10,700,000
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	3,000,000	3,000,000
Housing RB (Riverside Center 2) Series 2015A1 (LOC: BANK OF AMERICA NA)		0.84%		10/07/16	5,000,000	5,000,000
Housing RB (Riverside Center 2) Series 2015A2 (LOC: BANK OF AMERICA NA)		0.85%		10/07/16	15,800,000	15,800,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.83%		10/07/16	20,000,000	20,000,000
Housing RB (The Victory) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.89%		10/07/16	10,900,000	10,900,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)		0.86%		10/07/16	6,000,000	6,000,000
State Personal Income Tax RB Series 2005C (LIQ: JPMORGAN CHASE BANK NA)		0.86%		10/07/16	16,200,000	16,200,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.81%		10/07/16	17,000,000	17,000,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		0.95%		10/03/16	10,800,000	10,800,000
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)		0.88%		10/03/16	25,000	25,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)		0.89%		10/07/16	2,995,000	2,995,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.89%		10/07/16	21,300,000	21,300,000
6

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Thruway Auth
General RB Series H (LOC: US BANK NATIONAL ASSOCIATION)	a	0.88%		10/07/16	19,260,000	19,260,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2007B (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	6,670,000	6,670,000
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,500,000	7,500,000
Nuveen New York AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.93%		10/07/16	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)		0.94%		10/07/16	40,000,000	40,000,000
NYC Muni Water Finance Auth
Water & Sewer RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	10,515,000	10,515,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series GG-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	7,300,000	7,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	19,640,000	19,640,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	4,000,000	4,000,000
Water & Sewer System RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.94%		10/03/16	13,450,000	13,450,000
Water & Sewer System RB Fiscal 2007 Series A (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	11,500,000	11,500,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	10,000,000	10,000,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	a	0.88%		10/07/16	14,700,000	14,700,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.87%		10/07/16	10,130,000	10,130,000
Water & Sewer System Second General Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	17,360,000	17,360,000
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	9,990,500	9,990,500
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,580,000	2,580,000
Consolidated Bonds 193rd Series (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,400,000	2,400,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	11,800,000	11,800,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.94%		10/07/16	6,865,000	6,865,000
    7

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)		0.90%		10/07/16	2,765,000	2,765,000
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC BANK USA NA)		0.84%		10/07/16	6,100,000	6,100,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		10/07/16	13,680,000	13,680,000
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	a	0.90%		10/07/16	6,500,000	6,500,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,665,000	6,665,000
General Refunding RB Series 2005B3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		10/07/16	17,185,000	17,185,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	a	0.85%		10/07/16	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,355,000	3,355,000
Warren & Wash Cnty Ind Dev Agy
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.93%		10/07/16	9,075,000	9,075,000
Total Variable-Rate Municipal Securities
(Cost $1,556,030,330)						1,556,030,330

End of Investments.

At 09/30/16, the tax basis cost of the fund’s investments was $1,749,959,072.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $638,050,500 or 36.6% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
8

The Charles Schwab Family of Funds
Schwab New Jersey Municipal Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
29.1%	Fixed-Rate Municipal Securities	183,274,248	183,274,248
62.9%	Variable-Rate Municipal Securities	395,300,000	395,300,000
92.0%	Total Investments	578,574,248	578,574,248
8.0%	Other Assets and Liabilities, Net		50,072,178
100.0%	Net Assets		628,646,426

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 29.1% of net assets
New Jersey 27.7%
Bergen Cnty
BAN Series 2016		2.00%		12/15/16	6,000,000	6,018,039
Brick Township
BAN Series 2015		2.00%		12/15/16	5,000,000	5,011,645
Brick Township Municipal Utilities Auth
Project Bonds Series 2016A		2.00%		12/01/16	2,000,000	2,004,459
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	6,000,000	6,039,819
East Brunswick
BAN Series 2016		2.00%		07/27/17	5,789,550	5,845,988
Edison Township
BAN		2.00%		02/10/17	6,700,000	6,734,676
Hamilton Township
BAN Series 2016		2.00%		06/08/17	5,000,000	5,042,479
Hoboken
BAN Series 2016A		2.25%		03/14/17	6,390,000	6,440,728
Hudson Cnty
GO BAN Series 2015		2.00%		12/16/16	1,800,000	1,804,750
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2015Y1		1.75%		11/11/16	5,000,000	5,006,970
Cnty-Guaranteed Pooled Notes Series 2016B1		2.00%		06/27/17	5,800,000	5,850,867
Little Ferry
BAN Series 2016		2.25%		04/27/17	5,182,356	5,225,355
Livingston Township
BAN Series 2016		2.00%		01/11/17	6,300,000	6,321,778
BAN Series 2016		2.00%		03/23/17	3,000,000	3,016,639
Monmouth Cnty Improvement Auth
Capital Equipment Pooled Lease RB Series 2011		3.00%		10/01/16	790,000	790,000
    1

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Economic Development Auth
Retirement Community Refunding RB (Seabrook Village) Series 2006 (ESCROW)		5.25%		11/15/16	1,760,000	1,769,825
New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.43%		10/06/16	7,500,000	7,500,000
Nutley
BAN		2.50%		12/22/16	5,000,000	5,019,949
Ocean City
BAN Series 2015A		2.00%		12/02/16	5,800,000	5,813,665
BAN Series 2016B		2.00%		06/15/17	2,500,000	2,520,246
Port Auth of New York & New Jersey
Consolidated Bonds 179th Series		5.00%		12/01/16	100,000	100,739
Consolidated Bonds 186th Series		4.00%		10/15/16	125,000	125,169
CP Series A		0.82%		12/19/16	1,200,000	1,200,000
CP Series B		0.49%		10/24/16	19,000,000	19,000,000
CP Series B		0.50%		11/01/16	7,030,000	7,030,000
CP Series B		0.70%		11/22/16	17,465,000	17,465,000
CP Series B		0.75%		12/01/16	6,170,000	6,170,000
CP Series B		0.84%		12/13/16	1,435,000	1,435,000
Readington Twp
BAN Series 2016		2.00%		02/02/17	5,500,000	5,526,254
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.57%		10/03/16	1,250,000	1,250,000
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.68%		10/03/16	7,500,000	7,500,000
Stafford Township
BAN Series 2016A		2.00%		05/11/17	5,000,000	5,034,977
West Windsor Township
BAN		1.50%		11/10/16	5,900,000	5,906,769
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,000,000	3,022,463
						174,544,248
Texas 1.4%
Texas Tech University
Revenue Financing System CP Series 2012A		0.74%		11/01/16	8,730,000	8,730,000
Total Fixed-Rate Municipal Securities
(Cost $183,274,248)						183,274,248

Variable-Rate Municipal Securities 62.9% of net assets
New Jersey 54.3%
Delaware River Port Auth
Refunding RB Series 2010B (LOC: BARCLAYS BANK PLC)		0.90%		10/07/16	3,445,000	3,445,000
Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.15%		10/03/16	14,365,000	14,365,000
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 1986 (LOC: TD BANK NA)		0.83%		10/07/16	5,000,000	5,000,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	4,000,000	4,000,000
Motor Vehicle Surchages RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a	0.96%		10/07/16	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD BANK NA)		0.83%		10/07/16	7,300,000	7,300,000
2

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Cooper Health) Series 2008A (LOC: TD BANK NA)		0.82%		10/07/16	6,100,000	6,100,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.89%		10/07/16	23,395,000	23,395,000
New Jersey Educational Facilities Auth
Refunding RB (Seton Hall Univ) Series 2008D (LOC: TD BANK NA)		0.81%		10/07/16	9,815,000	9,815,000
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985A (LOC: JPMORGAN CHASE BANK NA)		0.84%		10/07/16	18,715,000	18,715,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)		0.86%		10/07/16	14,500,000	14,500,000
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)		0.87%		10/07/16	16,160,000	16,160,000
RB (Composite Program) Series 2003AB (LOC: WELLS FARGO BANK NA)		0.82%		10/07/16	2,870,000	2,870,000
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)		0.93%		10/07/16	2,905,000	2,905,000
RB (Composite Program) Series 2006A5 (LOC: WELLS FARGO BANK NA)		0.83%		10/07/16	3,000,000	3,000,000
RB (Meridian Health) Series 2003A (LOC: JPMORGAN CHASE BANK NA)		0.87%		10/07/16	16,800,000	16,800,000
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD BANK NA)		0.80%		10/07/16	7,500,000	7,500,000
RB (RW Johnson Univ Hospital) Series 2013B (LOC: WELLS FARGO BANK NA)		0.80%		10/07/16	28,340,000	28,340,000
RB (Virtua Health Issue) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.67%		10/03/16	500,000	500,000
RB (Virtua Health) Series 2004 (LOC: WELLS FARGO BANK NA)		0.82%		10/07/16	11,070,000	11,070,000
RB (Virtua Health) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.78%		10/03/16	12,700,000	12,700,000
RB (Virtua Health) Series 2009E (LOC: TD BANK NA)		0.80%		10/07/16	1,000,000	1,000,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: CITIBANK NA)		0.88%		10/07/16	43,995,000	43,995,000
M/F Housing RB Series 2005F (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	2,420,000	2,420,000
M/F Housing RB Series 2006A (LOC: BANK OF AMERICA NA)		0.88%		10/07/16	1,000,000	1,000,000
M/F Housing RB Series 2007G (LOC: BANK OF AMERICA NA)		0.88%		10/07/16	3,100,000	3,100,000
M/F Housing RB Series 2008B (LOC: BANK OF AMERICA NA)		0.88%		10/07/16	8,405,000	8,405,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.81%		10/07/16	9,500,000	9,500,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.83%		10/07/16	11,500,000	11,500,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	6,000,000	6,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: ROYAL BANK OF CANADA)	a	0.97%		10/07/16	16,000,000	16,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.88%		10/07/16	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	800,000	800,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.88%		10/07/16	7,700,000	7,700,000
GO Refunding Bonds Series 2013J (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,340,000	4,340,000
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.15%		10/03/16	3,630,000	3,630,000
Refunding RB (Exxon) Series 1994		0.15%		10/03/16	6,400,000	6,400,000
						341,205,000
    3

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alaska 0.5%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMORGAN CHASE BANK NA)		0.90%		10/03/16	3,345,000	3,345,000
Arizona 0.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.84%		10/07/16	2,035,000	2,035,000
Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.90%		10/07/16	2,375,000	2,375,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	1,145,000	1,145,000
Georgia 0.8%
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B (GTY: BERKSHIRE HATHAWAY INC)		0.86%		10/07/16	2,600,000	2,600,000
Macon Water Auth
Water & Sewer RB Series 2012		0.92%		10/07/16	2,450,000	2,450,000
						5,050,000
Idaho 1.6%
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)		0.94%		10/07/16	10,000,000	10,000,000
Illinois 2.4%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.93%		10/07/16	2,500,000	2,500,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	1,540,000	1,540,000
Illinois Finance Auth
M/F Housing Refunding RB (Concordia Place Apts) Series 2013A (LOC: BMO HARRIS BANK NA)		1.10%		10/07/16	4,910,000	4,910,000
RB (Museum of Science & Industry) Series 2009C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	2,395,000	2,395,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.86%		10/07/16	3,600,000	3,600,000
						14,945,000
New York 1.2%
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	5,000,000	5,000,000
4

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State HFA
Housing RB (Riverside Center 2) Series 2015A2 (LOC: BANK OF AMERICA NA)		0.85%		10/07/16	2,500,000	2,500,000
						7,500,000
North Carolina 0.4%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)		1.00%		10/07/16	2,500,000	2,500,000
Tennessee 0.7%
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	4,500,000	4,500,000
Texas 0.1%
Dallas-Fort Worth Int'l Airport Facility Improvement Corp
Airport Facility RB (FlightsSafety) Series 1999		0.86%		10/07/16	700,000	700,000
Total Variable-Rate Municipal Securities
(Cost $395,300,000)						395,300,000

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $578,574,248.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $74,170,000 or 11.8% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
    5

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
15.2%	Fixed-Rate Municipal Securities	59,665,000	59,665,000
83.7%	Variable-Rate Municipal Securities	329,736,361	329,736,361
98.9%	Total Investments	389,401,361	389,401,361
1.1%	Other Assets and Liabilities, Net		4,302,685
100.0%	Net Assets		393,704,046

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 15.2% of net assets
Pennsylvania 13.6%
Pennsylvania HFA
S/F Mortgage RB Series 2015 117A		0.75%		10/01/16	1,295,000	1,295,000
Philadelphia
Airport Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		0.60%		11/09/16	4,600,000	4,600,000
Philadelphia Gas Works
CP Series G1 & Sub Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.87%		10/31/16	27,500,000	27,500,000
Univ of Pittsburgh
Univ Refunding Bonds Series 2005C		0.53%		10/04/16	20,000,000	20,000,000
						53,395,000
Texas 1.6%
Texas Tech University
Revenue Financing System CP Series 2012A		0.74%		11/01/16	6,270,000	6,270,000
Total Fixed-Rate Municipal Securities
(Cost $59,665,000)						59,665,000

Variable-Rate Municipal Securities 83.7% of net assets
Pennsylvania 79.6%
Adams Cnty IDA
IDRB (Say Plastics) Series 2007A (LOC: WELLS FARGO BANK NA)		1.03%		10/07/16	1,580,000	1,580,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		10/03/16	5,900,000	5,900,000
    1

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	4,000,000	4,000,000
RB (St. Joseph HS) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.60%		12/01/16	7,125,000	7,125,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997		0.95%		10/07/16	10,800,000	10,800,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: BMO HARRIS BANK NA)		0.86%		10/07/16	1,300,000	1,300,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.91%		10/07/16	18,980,000	18,980,000
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.83%		10/03/16	7,860,000	7,860,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	18,470,000	18,470,000
Geisinger Auth
Health System RB (Geisinger Health) 2005A (LIQ: TD BANK NA)		0.86%		10/03/16	5,010,000	5,010,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.91%		10/07/16	6,800,000	6,800,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	3,900,000	3,900,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S-1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	4,175,000	4,175,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.89%		10/07/16	7,710,000	7,710,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)		0.98%		10/07/16	7,500,000	7,500,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)		1.13%		10/07/16	335,000	335,000
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: ROYAL BANK OF CANADA)	a	0.99%		10/07/16	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: ROYAL BANK OF CANADA)	a	0.99%		10/07/16	5,500,000	5,500,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	1,000,000	1,000,000
GO Refunding Bonds Third Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	14,610,000	14,610,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.00%		10/07/16	1,900,000	1,900,000
RB (Penn Waste) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.14%		10/07/16	1,375,000	1,375,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.00%		10/07/16	1,000,000	1,000,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.14%		10/07/16	5,810,000	5,810,000
2

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Pittsburgh Medical Center) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		10/07/16	1,665,000	1,665,000
RB Series (Univ Pittsburgh Medical Center) Series 2016 (LIQ: BARCLAYS BANK PLC)	a	0.92%		10/07/16	3,605,000	3,605,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.85%		10/07/16	4,500,000	4,500,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.85%		10/07/16	7,195,000	7,195,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/07/16	28,560,000	28,560,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		10/07/16	3,435,000	3,435,000
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.90%		10/07/16	191,361	191,361
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		10/07/16	4,510,000	4,510,000
Pennsylvania Higher Educational Facilities Auth
Health System Refunding RB (Univ of Pennsylvania) Series 2016C (LIQ: BANK OF AMERICA NA)	a	0.91%		10/07/16	4,095,000	4,095,000
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	5,500,000	5,500,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	6,905,000	6,905,000
Pennsylvania State Univ
RB Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	4,175,000	4,175,000
Refunding RB Series 2009B		0.66%		06/01/17	13,000,000	13,000,000
Philadelphia IDA
Refunding RB Series 2007-B2 (LOC: TD BANK NA)		0.82%		10/07/16	1,800,000	1,800,000
Philadelphia SD
GO Bonds Series 2016B (LOC: BANK OF AMERICA NA)		0.88%		10/07/16	16,000,000	16,000,000
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.84%		10/07/16	15,800,000	15,800,000
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: BANK OF NEW YORK MELLON/THE)		0.89%		10/07/16	11,350,000	11,350,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.80%		10/07/16	17,720,000	17,720,000
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley Hospital) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.88%		10/07/16	4,540,000	4,540,000
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/01/17	3,000,000	3,000,000
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/01/17	6,000,000	6,000,000
						313,186,361
Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.03%		10/07/16	935,000	935,000
Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: COMERICA BANK)		1.04%		10/07/16	1,540,000	1,540,000
						2,475,000
    3

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.88%		10/07/16	100,000	100,000
Florida 0.6%
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.85%		10/07/16	2,400,000	2,400,000
Illinois 1.3%
Illinois Housing Development Auth
M/F Housing RB (Sterling Towers) Series 2001 (LOC: BMO HARRIS BANK NA)		1.10%		10/07/16	3,020,000	3,020,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.91%		10/07/16	2,200,000	2,200,000
						5,220,000
North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		1.00%		10/07/16	675,000	675,000
Washington 1.4%
Port Bellingham IDA
IDRB (Hempler Foods Group) Series 2006 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	3,000,000	3,000,000
Washington State Housing Finance Commission
RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.91%		10/07/16	2,680,000	2,680,000
						5,680,000
Total Variable-Rate Municipal Securities
(Cost $329,736,361)						329,736,361

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $389,401,361.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $59,156,361 or 15.0% of net assets.

4

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
    5

The Charles Schwab Family of Funds
Schwab Massachusetts Municipal Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
17.4%	Fixed-Rate Municipal Securities	75,631,789	75,631,789
80.8%	Variable-Rate Municipal Securities	352,012,842	352,012,842
98.2%	Total Investments	427,644,631	427,644,631
1.8%	Other Assets and Liabilities, Net		7,878,532
100.0%	Net Assets		435,523,163

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 17.4% of net assets
Massachusetts 17.4%
Brockton
BAN Series 2016		2.00%		06/30/17	3,300,000	3,328,526
Chicopee
BAN Series 2016		1.75%		10/08/16	4,218,871	4,219,787
Holbrook
BAN 2016		2.00%		06/02/17	3,765,000	3,794,957
Massachusetts
GO Refunding Bonds Series 2003D		5.50%		10/01/16	95,000	95,000
Massachusetts Bay Transportation Auth
CP Sales Tax BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.75%		10/17/16	22,000,000	22,000,000
Massachusetts HFA
Housing Bonds Series 2008B		5.25%		06/01/17	185,000	190,056
Housing Bonds Series 2016B		0.63%		12/01/16	180,000	179,971
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2011B		5.00%		10/15/16	200,000	200,344
Massaschusetts Port Auth
CP Notes Series 2012A & 2012B (LOC: TD BANK NA)		0.51%		11/03/16	12,000,000	12,000,000
Middleborough
GO BAN		1.25%		10/07/16	4,122,079	4,122,650
Plymouth
GO BAN Series 2016		2.00%		05/04/17	4,000,000	4,029,216
Quincy
GO BAN		2.00%		01/20/17	3,000,000	3,013,851
Somerville
BAN 2016A		1.25%		10/14/16	8,168,551	8,170,607
Stoughton
GO BAN Series 2016		2.00%		06/30/17	3,000,000	3,027,722
    1

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wilmington
GO BAN		2.00%		06/30/17	2,725,000	2,750,181
Worcester
GO BAN Series 2016A		1.50%		12/21/16	4,500,000	4,508,921
Total Fixed-Rate Municipal Securities
(Cost $75,631,789)						75,631,789

Variable-Rate Municipal Securities 80.8% of net assets
Massachusetts 72.2%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	4,000,000	4,000,000
GO Bonds Series 2007C (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,500,000	4,500,000
GO Bonds Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,900,000	3,900,000
GO Bonds Series 2007C (LIQ: SOCIETE GENERALE SA)	a	0.90%		10/07/16	12,250,000	12,250,000
GO Bonds Series 2012D		1.18%	10/06/16	01/01/17	2,950,000	2,950,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.88%		10/07/16	1,500,000	1,500,000
GO Refunding Bonds Series 2001C (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.86%		10/07/16	2,100,000	2,100,000
GO Refunding Bonds Series 2013A		1.20%	10/06/16	02/01/17	3,000,000	3,000,842
GO Refunding Bonds Series 2015A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	3,170,000	3,170,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	0.90%		10/03/16	19,000,000	19,000,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.89%		10/07/16	3,330,000	3,330,000
Sr Sales Tax Bonds Series 2005A & 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.88%		10/07/16	6,500,000	6,500,000
Massachusetts Bay Transportation Auth
Sr Sales Tax bonds Series 2005B (LIQ: CITIBANK NA)	a	0.88%		10/07/16	9,900,000	9,900,000
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: CREDIT SUISSE AG)	a	0.87%		10/07/16	8,195,000	8,195,000
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	6,665,000	6,665,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.76%		10/07/16	3,900,000	3,900,000
Metropolitan Highway System Sub RB (Contract Assistance Securited) Series 2010A2 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.73%		10/07/16	8,655,000	8,655,000
Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD BANK NA)		0.89%		10/07/16	2,385,000	2,385,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		1.01%		10/07/16	2,440,000	2,440,000
RB (Boston Univ) Series U3 (LOC: NORTHERN TRUST COMPANY (THE))		0.85%		10/07/16	7,600,000	7,600,000
RB (CIL Realty of MA) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.88%		10/07/16	10,000,000	10,000,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.88%		10/07/16	6,020,000	6,020,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.88%		10/07/16	8,345,000	8,345,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a	0.97%		10/07/16	5,050,000	5,050,000
2

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.87%		10/07/16	7,110,000	7,110,000
RB (Partners Healthcare) Series 2011K2 (LIQ: BARCLAYS BANK PLC)		0.90%		10/07/16	7,100,000	7,100,000
RB (Partners HealthCare) Series 2014M2 (LOC: BANK OF NEW YORK MELLON/THE)		0.87%		10/07/16	1,345,000	1,345,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a	0.87%		10/07/16	4,170,000	4,170,000
RB (Partners HealthCare) Series 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,600,000	1,600,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,350,000	1,350,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.88%		10/07/16	9,260,000	9,260,000
RB (Amherst College) Series F		0.88%		10/07/16	8,600,000	8,600,000
RB (Baystate Med Ctr) Series 2009J2 (LOC: JPMORGAN CHASE BANK NA)		0.85%		10/03/16	8,710,000	8,710,000
RB (Baystate Medical Center) Series 2005G (LOC: WELLS FARGO BANK NA)		0.78%		10/03/16	12,540,000	12,540,000
RB (Capital Asset Program) Series 2004M4A (LOC: BANK OF AMERICA NA)		0.91%		10/07/16	3,605,000	3,605,000
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)		0.91%		10/07/16	2,040,000	2,040,000
RB (Great Brook Valley Health Center) Series 2006A (LOC: TD BANK NA)		0.81%		10/07/16	3,165,000	3,165,000
RB (Harvard Univ) Series Y		0.84%		10/07/16	15,900,000	15,900,000
RB (MIT) Series 2001J1		0.80%		10/07/16	3,600,000	3,600,000
RB (MIT) Series 2001J2		0.84%		10/07/16	750,000	750,000
RB (MIT) Series 2008N (ESCROW) (LIQ: CITIBANK NA)	a	0.88%		10/07/16	2,000,000	2,000,000
RB (Museum of Fine Arts) Series 2007A2 (LIQ: BANK OF AMERICA NA)		0.87%		10/03/16	4,300,000	4,300,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,100,000	2,100,000
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)		0.81%		10/07/16	700,000	700,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)		0.75%		10/07/16	1,700,000	1,700,000
Massachusetts HFA
Housing Bonds Series 2009A (LOC: TD BANK NA)		0.83%		10/07/16	2,500,000	2,500,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)		0.89%		10/07/16	4,800,000	4,800,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	815,000	815,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a	0.88%		10/07/16	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	3,750,000	3,750,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a	0.88%		10/07/16	8,985,000	8,985,000
Sr Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	2,485,000	2,485,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008A-2 (LIQ: TD BANK NA)		0.84%		10/07/16	9,500,000	9,500,000
Sub General Refunding RB Series 2008F (LIQ: BANK OF NEW YORK MELLON/THE)		0.85%		10/07/16	10,650,000	10,650,000
    3

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Massachusetts Building Auth
Project & Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		10/07/16	1,500,000	1,500,000
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.88%		10/07/16	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		10/07/16	5,365,000	5,365,000
Refunding RB Sr Series 2011-1 (LIQ: WELLS FARGO BANK NA)		0.75%		10/07/16	7,615,000	7,615,000
						314,590,842
California 0.4%
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.99%		10/07/16	1,900,000	1,900,000
Colorado 0.5%
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.94%		10/07/16	2,300,000	2,300,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: BANK OF AMERICA NA)		0.90%		10/07/16	710,000	710,000
Illinois 0.5%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.93%		10/07/16	1,237,000	1,237,000
M/F Housing RB (Renaissance Place Apt) Series 2007 (LOC: BMO HARRIS BANK NA)		0.92%		10/07/16	1,090,000	1,090,000
						2,327,000
Indiana 2.3%
Indiana Finance Auth
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.81%		10/07/16	2,900,000	2,900,000
Hospital Refunding RB (Indiana Univ Health) Series 2016C (LOC: BMO HARRIS BANK NA)		0.82%		10/07/16	3,000,000	3,000,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.85%		10/07/16	3,900,000	3,900,000
						9,800,000
Maryland 1.2%
Maryland Economic Development Corp
Economic Development RB Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.89%		10/07/16	2,235,000	2,235,000
RB (CWI Facility) Series 2001A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.14%		10/07/16	2,990,000	2,990,000
						5,225,000
Michigan 0.4%
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))		0.86%		10/07/16	1,750,000	1,750,000
4

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)		0.93%		10/07/16	1,420,000	1,420,000
Nevada 0.5%
Clark Cnty
Airport System RB Series 2008D-2A (LOC: WELLS FARGO BANK NA)		0.84%		10/07/16	1,990,000	1,990,000
Other Investment 2.3%
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	1.02%		10/07/16	10,000,000	10,000,000
Total Variable-Rate Municipal Securities
(Cost $352,012,842)						352,012,842

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $427,644,631.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $143,605,000 or 33.0% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
    5

Schwab Municipal Money Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
6

Schwab Municipal Money Funds
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398SEP16
7

The Charles Schwab Family of Funds
Schwab Money Market Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
64.4%	Fixed-Rate Obligations	8,178,734,900	8,178,734,900
12.2%	Variable-Rate Obligations	1,552,846,082	1,552,846,082
23.4%	Repurchase Agreements	2,965,833,890	2,965,833,890
100.0%	Total Investments	12,697,414,872	12,697,414,872
0.0%	Other Assets and Liabilities, Net		4,075,417
100.0%	Net Assets		12,701,490,289

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 64.4% of net assets
Asset-Backed Commercial Paper 14.4%
ALPINE SECURITIZATION LTD	a,b	0.95%		11/07/16	28,000,000	27,972,661
	a,b	0.95%		11/10/16	33,000,000	32,965,167
BEDFORD ROW FUNDING CORP	a,b	0.90%		12/14/16	50,000,000	49,907,500
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.55%		10/04/16	48,000,000	47,997,800
	a,b	1.08%		01/06/17	1,000,000	997,090
CAFCO LLC	a,b	0.85%		11/10/16	41,000,000	40,961,278
	a,b	0.85%		11/21/16	33,000,000	32,960,263
CANCARA ASSET SECURITISATION LLC	a	0.86%		11/16/16	194,000,000	193,786,816
CHARTA LLC	a,b	0.90%		12/07/16	32,000,000	31,946,400
	a,b	1.13%		02/02/17	6,000,000	5,976,853
	a,b	1.16%		02/08/17	24,000,000	23,900,333
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/25/16	50,000,000	49,970,667
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/05/16	17,000,000	16,998,338
CRC FUNDING LLC	a,b	0.90%		12/06/16	2,000,000	1,996,700
	a,b	0.94%		12/14/16	21,000,000	20,959,423
	a,b	1.13%		02/01/17	58,000,000	57,778,053
CROWN POINT CAPITAL CO LLC SERIES A	a,b	1.07%		12/14/16	26,000,000	25,942,814
KELLS FUNDING LLC	a,b	0.75%		10/27/16	20,000,000	19,990,417
	a,b	0.60%		11/07/16	54,000,000	53,971,200
	a,b	0.86%		11/22/16	50,000,000	49,941,250
    1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	0.92%		12/08/16	120,000,000	119,800,667
	a,b	0.92%		12/13/16	30,000,000	29,947,867
	a,b	0.92%		12/14/16	47,000,000	46,917,123
METLIFE SHORT TERM FUNDING LLC	a,b	0.85%		11/21/16	50,000,000	49,939,792
	a,b	0.85%		12/16/16	44,000,000	43,921,044
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.86%		11/07/16	79,000,000	78,930,173
	a,b	1.16%		02/13/17	2,000,000	1,991,375
OLD LINE FUNDING LLC	a,b	0.87%		12/08/16	60,000,000	59,901,400
	a,b	0.93%		12/19/16	50,000,000	49,897,958
	a,b	0.93%		12/20/16	50,000,000	49,896,667
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.90%		12/01/16	63,000,000	62,903,925
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	0.75%		11/01/16	23,362,000	23,346,912
	a,b	0.75%		11/07/16	50,000,000	49,961,458
	a,b	1.01%		11/28/16	19,000,000	18,969,083
	a,b	1.01%		12/02/16	54,000,000	53,906,070
	a,b	0.98%		12/08/16	1,000,000	998,149
	a,b	1.01%		12/08/16	24,000,000	23,954,213
THUNDER BAY FUNDING LLC	a,b	0.87%		12/08/16	74,000,000	73,878,393
	a,b	0.93%		12/19/16	55,000,000	54,887,754
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.75%		10/17/16	72,000,000	71,976,000
VICTORY RECEIVABLES CORP	a,b	0.93%		12/01/16	43,000,000	42,932,239
	a,b	1.00%		12/12/16	33,000,000	32,934,000
						1,828,713,285
Financial Company Commercial Paper 4.1%
BANK OF NOVA SCOTIA	b	0.70%		11/02/16	53,000,000	52,967,022
BPCE SA	b	1.01%		12/05/16	7,000,000	6,987,235
	b	1.04%		01/05/17	48,000,000	47,866,880
DBS BANK LTD	b	0.65%		10/14/16	8,300,000	8,298,052
	b	0.90%		12/05/16	14,000,000	13,977,250
HSBC USA INC	b	0.90%		11/01/16	10,000,000	9,992,250
ING US FUNDING LLC	a	0.93%		12/09/16	1,000,000	998,218
JP MORGAN SECURITIES LLC		0.87%		10/17/16	3,000,000	2,998,840
		0.86%		11/01/16	82,000,000	81,939,274
		0.86%		11/02/16	9,000,000	8,993,120
NATIONWIDE BUILDING SOCIETY	b	0.94%		11/28/16	36,000,000	35,945,480
	b	0.94%		12/06/16	17,000,000	16,970,703
NRW BANK	b	0.75%		10/27/16	90,000,000	89,951,575
	b	0.73%		11/08/16	103,000,000	102,920,633
UNITED OVERSEAS BANK LTD	b	0.80%		11/18/16	42,000,000	41,955,200
						522,761,732
Certificates of Deposit 33.8%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.42%		10/04/16	101,000,000	101,000,000
2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.90%		12/02/16	130,000,000	130,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.69%		10/05/16	96,000,000	96,000,000
		0.50%		11/01/16	87,000,000	87,000,000
BANK OF THE WEST		0.45%		10/06/16	63,000,000	63,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.88%		10/19/16	15,000,000	15,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.98%		11/14/16	18,000,000	18,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.73%		10/11/16	29,000,000	29,000,000
		0.99%		12/08/16	65,000,000	65,000,000
BNP PARIBAS SA (NEW YORK BRANCH)		0.98%		12/05/16	100,000,000	100,000,000
BRANCH BANKING AND TRUST COMPANY		0.50%		11/14/16	188,000,000	188,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.65%		10/03/16	200,000,000	200,000,000
CITIBANK NA (NEW YORK BRANCH)		0.70%		10/13/16	14,000,000	14,000,000
		0.70%		10/18/16	14,000,000	14,000,000
		0.87%		12/15/16	50,000,000	50,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.67%		10/06/16	123,000,000	123,000,085
		0.96%		01/06/17	20,000,000	20,000,000
		0.96%		01/09/17	124,000,000	124,000,000
		1.16%		04/03/17	25,000,000	25,000,635
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.66%		10/13/16	57,000,000	57,000,000
		0.68%		10/14/16	105,000,000	105,000,000
		0.86%		10/25/16	1,000,000	1,000,000
		0.74%		11/14/16	56,000,000	56,000,000
		0.89%		12/01/16	11,000,000	11,000,000
		0.94%		12/08/16	78,000,000	78,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.90%		11/04/16	96,000,000	96,000,000
		0.92%		11/07/16	44,000,000	44,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.95%		10/06/16	64,000,000	64,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.67%		10/11/16	22,000,000	22,000,000
		0.91%		12/02/16	37,000,000	37,000,318
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.68%		10/05/16	100,000,000	100,000,000
		0.91%		11/22/16	29,000,000	29,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	62,000,000	62,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.60%		11/02/16	63,000,000	63,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.77%		10/14/16	30,500,000	30,500,000
		0.77%		10/17/16	5,000,000	5,000,000
		0.89%		10/18/16	4,000,000	4,000,000
		0.95%		11/01/16	103,000,000	103,000,000
		0.94%		12/08/16	116,000,000	116,000,000
    3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)		0.77%		10/14/16	100,000,000	100,000,000
		0.87%		10/18/16	3,000,000	3,000,000
		0.90%		10/21/16	252,000,000	252,000,000
NATIXIS (NEW YORK BRANCH)		0.92%		11/07/16	67,000,000	67,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.66%		10/07/16	41,000,000	41,000,000
		0.66%		10/13/16	103,000,000	103,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.00%		11/21/16	112,000,000	112,000,000
		0.90%		11/30/16	184,000,000	184,000,000
		0.90%		12/01/16	1,000,000	1,000,000
		0.90%		12/06/16	1,000,000	1,000,000
		1.25%		02/03/17	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.90%		10/27/16	94,000,000	94,000,000
		0.95%		11/07/16	121,000,000	121,000,000
		0.95%		11/14/16	54,000,000	54,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.87%		10/17/16	86,000,000	86,000,000
		0.90%		12/05/16	177,000,000	177,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.35%		10/04/16	120,000,000	120,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.16%		02/13/17	22,000,000	22,000,410
UBS AG (STAMFORD BRANCH)		0.90%		12/13/16	130,000,000	130,000,000
		1.27%		03/13/17	5,000,000	5,000,000
WELLS FARGO BANK NA		0.87%		10/25/16	12,000,000	12,000,000
		0.86%		11/17/16	45,000,000	45,000,000
		0.91%		12/06/16	9,000,000	9,000,000
						4,287,501,448
Non-Financial Company Commercial Paper 3.5%
BMW US CAPITAL LLC	b	0.39%		10/05/16	8,000,000	7,999,653
	b	0.39%		10/07/16	10,000,000	9,999,350
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.61%		10/31/16	95,000,000	94,951,708
EXXON MOBIL CORP		0.35%		10/05/16	50,000,000	49,998,055
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		10/04/16	19,000,000	18,999,462
	a	0.34%		10/05/16	23,000,000	22,999,131
	a	0.34%		10/06/16	14,000,000	13,999,339
GENERAL ELECTRIC CO		0.34%		10/07/16	62,000,000	61,996,487
TOTAL CAPITAL CANADA LTD	a,b	0.40%		10/06/16	63,000,000	62,996,500
TOYOTA MOTOR CREDIT CORP		0.87%		12/15/16	100,000,000	99,818,750
						443,758,435
Non-Negotiable Time Deposits 8.2%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.42%		10/04/16	183,000,000	183,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.42%		10/04/16	125,000,000	125,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.40%		10/07/16	61,000,000	61,000,000
4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DBS BANK LTD (SINGAPORE BRANCH)		0.38%		10/04/16	14,000,000	14,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.28%		10/03/16	38,000,000	38,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.28%		10/03/16	203,000,000	203,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.35%		10/05/16	1,000,000	1,000,000
		0.35%		10/06/16	77,000,000	77,000,000
		0.35%		10/07/16	47,000,000	47,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.28%		10/03/16	110,000,000	110,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.36%		10/04/16	189,000,000	189,000,000
						1,048,000,000
Other Instrument 0.4%
BANK OF AMERICA NA		1.15%		02/08/17	48,000,000	48,000,000
Total Fixed-Rate Obligations
(Cost $8,178,734,900)						8,178,734,900

Variable-Rate Obligations 12.2% of net assets
Financial Company Commercial Paper 2.6%
BANK OF NOVA SCOTIA	b	0.92%	10/11/16	11/08/16	70,000,000	70,000,000
	b	0.95%	10/21/16	11/21/16	2,000,000	2,000,000
	b	0.94%	10/24/16	12/22/16	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	1.13%	10/11/16	03/10/17	95,000,000	95,000,000
HSBC BANK PLC	b	0.99%	10/17/16	11/17/16	100,000,000	100,021,116
HSBC USA INC	b	0.88%		10/19/16	37,000,000	37,000,000
	b	0.88%	10/03/16	11/01/16	29,000,000	29,000,000
						334,021,116
Certificates of Deposit 4.6%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.08%	10/11/16	02/10/17	104,000,000	104,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.97%	10/03/16	02/01/17	68,000,000	68,000,000
HSBC BANK USA NA		0.88%		10/13/16	52,000,000	52,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.85%	10/03/16	11/03/16	12,000,000	12,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.81%		10/03/16	100,000,000	100,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.23%	10/17/16	02/17/17	21,000,000	21,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.90%	10/05/16	12/05/16	92,000,000	92,000,000
		1.07%	10/03/16	02/01/17	35,000,000	35,000,000
WELLS FARGO BANK NA		0.87%		10/03/16	101,000,000	101,000,000
						585,000,000
    5

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 1.2%
UNITED STATES TREASURY		0.33%	10/03/16	01/31/17	48,000,000	47,999,966
		0.42%	10/03/16	10/31/17	100,000,000	100,000,000
						147,999,966
Variable Rate Demand Notes 0.5%
ABAG FIN CORP CALIF
UNIVERSITY REV (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2003 B (LOC: WELLS FARGO BANK NA)		1.00%		10/07/16	17,550,000	17,550,000
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV (KAISER PERMANENTE) SERIES 2006C		0.82%		10/07/16	15,000,000	15,000,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.53%		10/07/16	1,275,000	1,275,000
NEW YORK ST HSG FIN AGY
SINGLE FAM HOUSING REV SERIES 2016 A (LOC: BANK OF NEW YORK MELLON/THE)		0.78%		10/07/16	5,000,000	5,000,000
UNIVERSITY OF TEXAS SYSTEM
UNIVERSITY REV SERIES 2016 G-1		0.65%		10/07/16	16,000,000	16,000,000
UNIVERSITY REV SERIES 2016 G-2		0.74%		10/07/16	5,000,000	5,000,000
						59,825,000
Other Instruments 3.3%
BANK OF AMERICA NA		0.88%		10/17/16	267,000,000	267,000,000
		0.87%	10/03/16	11/01/16	24,000,000	24,000,000
WELLS FARGO BANK NA		1.02%		10/14/16	135,000,000	135,000,000
						426,000,000
Total Variable-Rate Obligations
(Cost $1,552,846,082)						1,552,846,082
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.4% of net assets
U.S. Government Agency Repurchase Agreements* 4.7%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $27,031,113, 2.13%, due 05/15/25)		0.47%		10/03/16	26,501,038	26,500,000
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $161,396,756, 0.63% - 5.50%, due 05/31/17 - 10/01/44)		0.50%		10/03/16	157,006,542	157,000,000
GOLDMAN SACHS & CO
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $2,040,000, 3.00% - 3.50%, due 01/01/26 - 11/01/29)		0.50%		10/03/16	2,000,083	2,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by U.S. Government Agency Securities valued at $11,220,001, 3.50% - 4.00%, due 04/20/45 - 05/20/46)		0.36%		10/05/16	11,000,770	11,000,000
6

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $22,660,000, 3.00%, due 12/15/39)		0.50%		10/03/16	22,000,917	22,000,000
MIZUHO SECURITIES USA INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $31,930,000, 5.50% - 7.50%, due 11/01/34 - 05/01/35)		0.50%		10/03/16	31,001,292	31,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $210,088,754, 3.00%, due 11/01/42)		0.50%		10/03/16	202,008,417	202,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $105,044,377, 3.00% - 3.50%, due 06/01/31 - 09/01/46)		0.50%		10/03/16	101,004,208	101,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $20,801,619, 3.50%, due 08/01/46)		0.40%		10/04/16	20,001,556	20,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $26,002,276, 3.50%, due 06/01/31 - 09/01/46)		0.45%		10/06/16	25,002,188	25,000,000
						597,500,000
U.S. Treasury Repurchase Agreements 13.1%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $19,380,709, 0.88% - 4.25%, due 11/15/17 - 08/15/26)		0.41%		10/03/16	19,000,649	19,000,000
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $59,162,306, 1.38%, due 09/30/23)		0.45%		10/03/16	58,002,175	58,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $149,260,625, 0.50% - 1.88%, due 03/31/17 - 06/30/20)		0.47%		10/03/16	146,339,621	146,333,890
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $48,961,895, 0.00% - 3.13%, due 12/08/16 - 11/30/22)		0.46%		10/03/16	48,001,840	48,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $123,420,121, 3.63%, due 08/15/43)		0.50%		10/03/16	121,005,042	121,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,208,025,272, 3.63%, due 02/15/20)		0.25%		10/03/16	1,208,025,167	1,208,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Treasury Securities valued at $15,300,215, 1.13% - 2.50%, due 06/30/21 - 05/15/24)		0.42%		10/06/16	15,001,225	15,000,000
    7

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $40,801,662, 1.38%, due 02/29/20)		0.48%		10/03/16	40,001,600	40,000,000
						1,655,333,890
Other Repurchase Agreements** 5.6%
BNP PARIBAS SA
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,452,932, 0.15% - 7.70%, due 12/25/25 - 04/25/34)		0.57%		10/05/16	23,002,549	23,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $79,350,615, 0.62% - 8.40%, due 11/15/29 - 10/25/37)	a	0.65%		10/05/16	69,008,721	69,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $149,500,873, 0.63% - 8.85%, due 11/25/29 - 08/25/47)	a,c	1.46%		01/03/17	130,622,122	130,000,000
JP MORGAN SECURITIES LLC
Issued 09/01/16, repurchase date 02/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,841,993, 0.00% - 8.75%, due 03/15/17 - 12/12/49)	c	1.29%		12/29/16	118,503,172	118,000,000
Issued 09/20/16, repurchase date 03/20/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $122,435,267, 0.00% - 7.52%, due 04/15/17 - 12/01/86)	c	1.34%		12/29/16	108,402,000	108,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/24/16, repurchase date 11/22/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $86,250,000, 2.02%, due 10/25/37)	c	1.02%		11/04/16	75,153,000	75,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $88,559,643, 0.83% - 6.42%, due 02/25/31 - 06/25/46)		0.56%		10/05/16	77,008,384	77,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $109,261,897, 3.31% - 6.13%, due 05/19/31 - 07/25/46)		0.56%		10/06/16	95,010,344	95,000,000
Issued 08/26/16, repurchase date 02/22/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $20,842,830, 0.72% - 3.55%, due 07/25/35 - 10/25/46)	c	1.38%		01/03/17	18,089,700	18,000,000
						713,000,000
Total Repurchase Agreements
(Cost $2,965,833,890)						2,965,833,890

End of Investments.

8

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

At 09/30/16, the tax basis cost of the fund's investments was $12,697,414,872.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,522,756,409 or 19.9% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $449,000,000 or 3.5% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
ETF —	Exchange-traded fund
FACS —	Facilities
FING —	Financing
HSG —	Housing
LOC —	Letter of credit
REV —	Revenue
    9

Schwab Money Market Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
10

Schwab Money Market Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47697SEP16
11

The Charles Schwab Family of Funds
Schwab Cash Reserves™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
66.9%	Fixed-Rate Obligations	26,253,687,136	26,253,687,136
9.6%	Variable-Rate Obligations	3,764,094,694	3,764,094,694
23.5%	Repurchase Agreements	9,225,098,369	9,225,098,369
100.0%	Total Investments	39,242,880,199	39,242,880,199
0.0%	Other Assets and Liabilities, Net		14,496,929
100.0%	Net Assets		39,257,377,128

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 66.9% of net assets
Asset-Backed Commercial Paper 10.5%
ALPINE SECURITIZATION LTD	a,b	0.95%		11/07/16	30,000,000	29,970,708
	a,b	0.95%		11/10/16	80,000,000	79,915,556
BEDFORD ROW FUNDING CORP	a,b	1.26%		03/20/17	153,000,000	152,096,875
	a,b	1.21%		03/27/17	80,000,000	79,528,000
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.55%		10/04/16	7,000,000	6,999,679
	a,b	0.55%		10/07/16	65,000,000	64,994,042
	a,b	1.08%		01/06/17	83,000,000	82,758,470
CAFCO LLC	a,b	0.85%		11/10/16	1,000,000	999,056
	a,b	0.85%		11/21/16	8,000,000	7,990,367
	a,b	0.90%		12/09/16	21,000,000	20,963,775
	a,b	1.24%		02/22/17	50,000,000	49,754,000
	a,b	1.24%		03/20/17	25,000,000	24,854,792
CANCARA ASSET SECURITISATION LLC	a	0.86%		11/16/16	219,000,000	218,759,343
	a	0.86%		11/17/16	266,000,000	265,701,341
	a	0.87%		11/21/16	98,000,000	97,879,215
	a	0.92%		12/05/16	4,000,000	3,993,356
CHARTA LLC	a,b	0.91%		12/08/16	150,000,000	149,742,167
	a,b	0.85%		12/19/16	50,000,000	49,906,736
	a,b	1.13%		02/02/17	1,000,000	996,142
	a,b	1.16%		02/08/17	4,000,000	3,983,389
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/17/16	49,000,000	48,980,836
	a	0.88%		10/18/16	74,000,000	73,969,249
	a	0.88%		10/25/16	107,000,000	106,937,227
    1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/07/16	60,000,000	59,991,200
	a,b	0.88%		10/17/16	105,000,000	104,958,933
CRC FUNDING LLC	a,b	0.90%		12/06/16	2,000,000	1,996,700
	a,b	0.91%		12/08/16	50,000,000	49,914,055
	a,b	0.94%		12/14/16	2,000,000	1,996,136
	a,b	1.24%		03/20/17	50,000,000	49,709,583
FAIRWAY FINANCE CO LLC	a,b	0.80%		11/16/16	45,000,000	44,954,000
KELLS FUNDING LLC	a,b	0.72%		10/24/16	86,000,000	85,969,040
	a,b	0.73%		10/25/16	97,000,000	96,962,628
	a,b	0.72%		10/26/16	119,000,000	118,952,400
	a,b	0.75%		10/27/16	100,000,000	99,952,083
	a,b	0.73%		10/28/16	100,000,000	99,951,333
	a,b	0.60%		11/07/16	16,000,000	15,991,467
	a,b	0.77%		11/08/16	200,000,000	199,858,833
	a,b	0.80%		11/08/16	150,000,000	149,890,000
	a,b	0.90%		11/22/16	45,000,000	44,947,125
	a,b	0.92%		12/08/16	119,000,000	118,802,328
	a,b	0.92%		12/14/16	3,000,000	2,994,710
	a,b	1.04%		01/20/17	10,000,000	9,968,800
	a,b	1.04%		01/23/17	2,000,000	1,993,702
MANHATTAN ASSET FUNDING CO LLC	a,b	0.98%		11/22/16	112,000,000	111,841,458
METLIFE SHORT TERM FUNDING LLC	a,b	0.90%		12/19/16	81,000,000	80,840,025
	a,b	0.92%		01/03/17	43,000,000	42,896,704
	a,b	0.97%		01/24/17	72,000,000	71,776,900
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.16%		02/13/17	7,000,000	6,969,812
OLD LINE FUNDING LLC	a,b	0.86%		10/25/16	23,000,000	22,986,813
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.69%		10/03/16	6,000,000	5,999,770
	a,b	0.95%		11/03/16	3,000,000	2,997,387
	a,b	1.00%		11/21/16	275,000,000	274,610,417
	a,b	1.05%		12/14/16	69,000,000	68,851,075
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.00%		11/18/16	102,000,000	101,864,000
	a,b	1.00%		11/21/16	50,000,000	49,929,167
	a,b	1.01%		11/28/16	40,000,000	39,934,911
STARBIRD FUNDING CORP	a,b	0.95%		11/16/16	74,000,000	73,910,172
THUNDER BAY FUNDING LLC	a,b	0.87%		12/08/16	1,000,000	998,357
	a,b	0.93%		12/15/16	87,000,000	86,831,437
	a,b	0.89%		12/22/16	42,000,000	41,914,857
	a,b	0.93%		12/23/16	50,000,000	49,892,792
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.75%		10/17/16	3,000,000	2,999,000
VICTORY RECEIVABLES CORP	a,b	1.00%		12/12/16	11,000,000	10,978,000
						4,130,452,431
Financial Company Commercial Paper 5.7%
ABN AMRO FUNDING USA LLC	a,b	0.68%		10/14/16	14,000,000	13,996,562
BPCE SA	b	1.01%		12/05/16	8,000,000	7,985,411
	b	1.04%		01/05/17	78,000,000	77,783,680
DANSKE CORP	a,b	0.93%		12/16/16	41,000,000	40,919,503
2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DBS BANK LTD	b	0.65%		10/14/16	26,000,000	25,993,897
	b	0.90%		12/05/16	173,000,000	172,718,875
HSBC USA INC	b	0.66%		10/04/16	55,000,000	54,996,975
	b	0.90%		11/01/16	129,000,000	128,900,025
	b	0.90%		12/19/16	40,000,000	39,921,000
ING US FUNDING LLC	a	0.93%		12/09/16	171,000,000	170,695,193
JP MORGAN SECURITIES LLC		0.87%		10/12/16	193,000,000	192,948,694
		0.87%		10/17/16	159,000,000	158,938,520
MACQUARIE BANK LTD	b	0.99%		12/23/16	95,000,000	94,784,258
	b	0.94%		12/28/16	46,000,000	45,894,302
	b	0.95%		12/28/16	55,000,000	54,872,278
NATIONWIDE BUILDING SOCIETY	b	0.95%		11/17/16	111,000,000	110,862,329
	b	0.95%		11/18/16	200,000,000	199,746,667
	b	0.94%		11/21/16	36,000,000	35,952,060
	b	0.94%		11/28/16	2,000,000	1,996,971
	b	0.95%		12/02/16	42,000,000	41,931,283
NRW BANK	b	0.75%		10/27/16	116,000,000	115,937,586
	b	0.73%		11/08/16	115,000,000	114,911,386
SUMITOMO MITSUI BANKING CORPORATION	b	1.06%		01/17/17	105,000,000	104,669,250
TORONTO DOMINION HOLDINGS USA INC	b	1.16%		03/21/17	83,000,000	82,546,613
UNITED OVERSEAS BANK LTD	b	0.81%		11/15/16	130,000,000	129,868,375
						2,219,771,693
Certificates of Deposit 37.2%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.42%		10/04/16	193,000,000	193,000,000
	a	1.00%		01/03/17	200,000,000	200,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.90%		12/02/16	108,000,000	108,000,000
		1.25%		02/27/17	100,000,000	100,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.66%		10/03/16	77,000,000	77,000,000
		0.69%		10/05/16	254,000,000	254,000,000
		0.90%		12/21/16	71,000,000	71,000,000
		0.93%		02/01/17	22,000,000	22,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.75%		10/21/16	26,000,000	26,000,000
		0.92%		11/01/16	93,000,000	93,000,000
		1.25%		03/08/17	203,000,000	203,000,000
		1.14%		04/03/17	84,000,000	84,000,000
BANK OF THE WEST		0.45%		10/06/16	40,000,000	40,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.95%		01/03/17	108,000,000	108,000,000
		1.23%		02/24/17	133,000,000	133,000,000
		1.22%		02/27/17	451,000,000	451,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.37%		10/07/16	2,000,000	2,000,000
		0.73%		10/11/16	1,000,000	1,000,000
		0.99%		12/08/16	233,000,000	233,000,000
BNP PARIBAS SA (NEW YORK BRANCH)		0.98%		12/05/16	50,000,000	50,000,000
    3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.23%		02/21/17	281,000,000	281,000,000
		1.27%		03/02/17	60,000,000	60,000,000
		1.27%		03/15/17	51,000,000	51,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.65%		10/03/16	463,000,000	463,000,000
		1.23%		02/21/17	5,000,000	5,000,000
		1.18%		03/20/17	316,000,000	316,000,000
CITIBANK NA (NEW YORK BRANCH)		0.65%		10/03/16	113,000,000	113,000,000
		0.70%		10/11/16	250,000,000	250,000,000
		0.70%		10/13/16	40,000,000	40,000,000
		0.70%		10/18/16	306,000,000	306,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.67%		10/06/16	50,000,000	50,000,035
		0.96%		01/06/17	380,000,000	380,000,000
		1.24%		03/01/17	142,000,000	142,002,960
		1.16%		03/29/17	67,000,000	67,000,000
		1.16%		04/03/17	150,000,000	150,003,810
		1.33%		06/20/17	200,000,000	200,007,205
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.66%		10/13/16	117,000,000	117,000,000
		0.83%		10/13/16	108,000,000	108,000,000
		0.68%		10/14/16	26,000,000	26,000,000
		0.84%		10/21/16	70,000,000	70,000,000
		0.86%		10/25/16	162,000,000	162,000,000
		0.87%		11/01/16	69,000,000	69,000,000
		0.87%		11/07/16	183,000,000	183,000,000
		0.94%		12/08/16	1,000,000	1,000,000
		1.17%		02/10/17	21,000,000	21,000,000
		1.18%		02/21/17	399,000,000	399,000,000
		1.20%		03/20/17	13,000,000	13,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.80%		10/20/16	7,000,000	7,000,000
		0.85%		11/01/16	33,000,000	33,000,000
		0.92%		11/07/16	290,000,000	290,000,000
		0.96%		12/02/16	26,000,000	26,000,000
		0.98%		12/05/16	34,000,000	34,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.94%		11/07/16	134,000,000	134,000,000
		1.00%		12/16/16	30,000,000	30,000,000
		1.27%		02/02/17	102,000,000	102,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.67%		10/11/16	100,000,000	100,000,000
		0.91%		12/02/16	52,000,000	52,000,447
		0.91%		12/22/16	115,000,000	115,001,307
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	195,000,000	195,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.68%		10/05/16	183,000,000	183,000,000
		0.91%		11/22/16	207,000,000	207,000,000
HSBC BANK PLC		1.23%		04/03/17	198,000,000	198,000,000
HSBC BANK USA NA		0.85%		10/03/16	50,000,000	50,000,000
		1.16%		02/02/17	93,000,000	93,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	17,000,000	17,000,000
ING BANK NV (LONDON BRANCH)		1.24%		04/04/17	57,000,000	57,000,000
4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.45%		10/04/16	2,000,000	2,000,000
		0.60%		10/05/16	9,000,000	9,000,000
		0.60%		10/19/16	50,000,000	50,000,000
		0.60%		11/02/16	135,000,000	135,000,000
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE (LONDON BRANCH)		0.65%		10/21/16	96,000,000	96,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.81%		10/03/16	132,000,000	132,000,000
		0.77%		10/17/16	40,000,000	40,000,000
		0.89%		10/18/16	6,000,000	6,000,000
		0.80%		10/19/16	33,000,000	33,000,000
		0.90%		10/25/16	104,000,000	104,000,000
		0.95%		11/01/16	50,000,000	50,000,000
		1.23%		02/15/17	174,000,000	174,000,000
		1.28%		04/03/17	219,000,000	219,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.70%		10/12/16	229,000,000	229,000,000
		0.77%		10/14/16	30,000,000	30,000,000
		0.87%		10/18/16	4,000,000	4,000,000
		0.90%		11/08/16	6,000,000	6,000,000
		0.90%		11/14/16	30,000,000	30,000,000
		0.90%		11/29/16	75,000,000	75,000,000
		1.23%		02/27/17	2,000,000	2,000,000
		1.30%		03/13/17	178,000,000	178,000,000
		1.28%		04/03/17	91,000,000	91,000,000
NATIXIS (NEW YORK BRANCH)		0.92%		11/07/16	379,000,000	379,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.64%		10/03/16	170,000,000	170,000,000
		0.66%		10/07/16	49,000,000	49,000,000
		0.66%		10/13/16	68,000,000	68,000,000
		0.70%		11/01/16	19,000,000	19,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.85%		10/25/16	42,000,000	42,000,000
		0.85%		11/01/16	108,000,000	108,000,000
STATE STREET BANK AND TRUST COMPANY		1.00%		01/23/17	28,000,000	28,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.90%		11/01/16	57,000,000	57,000,000
		0.90%		11/03/16	252,000,000	252,000,000
		1.00%		11/21/16	60,000,000	60,000,000
		1.00%		01/09/17	93,000,000	93,000,000
		1.25%		02/03/17	62,000,000	62,006,648
		1.25%		04/03/17	63,000,000	63,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.80%		10/17/16	56,000,000	56,000,000
		0.90%		10/27/16	1,000,000	1,000,000
		0.95%		11/07/16	3,000,000	3,000,000
		0.95%		11/14/16	1,000,000	1,000,000
		0.94%		12/06/16	8,000,000	8,000,000
		0.95%		12/12/16	400,000,000	400,000,000
		0.96%		12/20/16	5,000,000	5,000,000
		0.95%		01/12/17	131,000,000	131,000,000
		0.95%		01/13/17	180,000,000	180,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.87%		10/17/16	160,000,000	160,000,000
		1.17%		02/09/17	292,000,000	292,000,000
		1.15%		02/15/17	150,000,000	150,000,000
		1.23%		03/01/17	175,000,000	175,000,000
    5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK AB (NEW YORK BRANCH)		0.35%		10/04/16	396,000,000	396,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		0.79%		11/18/16	116,500,000	116,500,775
		1.16%		02/13/17	97,000,000	97,001,807
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.00%		11/07/16	104,000,000	104,000,000
		1.21%		02/23/17	12,000,000	12,000,000
UBS AG (STAMFORD BRANCH)		1.05%		01/11/17	354,000,000	354,000,000
		1.19%		02/02/17	108,000,000	108,000,000
		1.26%		03/01/17	44,000,000	44,000,000
		1.27%		03/13/17	83,000,000	83,000,000
WELLS FARGO BANK NA		0.87%		10/25/16	183,000,000	183,000,000
						14,619,524,994
Non-Financial Company Commercial Paper 4.4%
BMW US CAPITAL LLC	b	0.39%		10/05/16	25,000,000	24,998,917
	b	0.39%		10/07/16	28,000,000	27,998,180
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.67%		10/12/16	123,000,000	122,974,819
	b	0.61%		10/31/16	300,000,000	299,847,500
EXXON MOBIL CORP		0.35%		10/05/16	150,000,000	149,994,167
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		10/04/16	59,000,000	58,998,328
	a	0.34%		10/05/16	71,000,000	70,997,318
	a	0.34%		10/06/16	48,000,000	47,997,733
GENERAL ELECTRIC CO		0.34%		10/07/16	189,000,000	188,989,290
TOTAL CAPITAL CANADA LTD	a,b	0.40%		10/06/16	86,000,000	85,995,222
	a,b	0.65%		10/13/16	109,000,000	108,976,383
TOYOTA MOTOR CREDIT CORP		0.80%		10/27/16	29,000,000	28,983,244
		0.89%		12/27/16	100,000,000	99,784,917
		1.27%		06/13/17	100,000,000	99,107,500
		1.27%		06/15/17	100,000,000	99,100,500
		1.27%		06/16/17	200,000,000	198,194,000
						1,712,938,018
Non-Negotiable Time Deposits 8.1%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		0.42%		10/04/16	535,000,000	535,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.42%		10/04/16	405,000,000	405,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.40%		10/07/16	332,000,000	332,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN)		0.26%		10/03/16	1,000,000	1,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.38%		10/04/16	54,000,000	54,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.28%		10/03/16	119,000,000	119,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.28%		10/03/16	627,000,000	627,000,000
6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.35%		10/05/16	145,000,000	145,000,000
		0.35%		10/06/16	245,000,000	245,000,000
		0.35%		10/07/16	1,000,000	1,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.28%		10/03/16	286,000,000	286,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.36%		10/04/16	440,000,000	440,000,000
						3,190,000,000
Other Instruments 1.0%
BANK OF AMERICA NA		0.85%		11/08/16	3,000,000	3,000,000
		0.75%		11/10/16	40,000,000	40,000,000
		0.84%		11/14/16	21,000,000	21,000,000
		0.85%		11/14/16	60,000,000	60,000,000
		1.15%		02/08/17	257,000,000	257,000,000
						381,000,000
Total Fixed-Rate Obligations
(Cost $26,253,687,136)						26,253,687,136

Variable-Rate Obligations 9.6% of net assets
Asset-Backed Commercial Paper 0.2%
OLD LINE FUNDING LLC	a,b	1.09%	10/11/16	02/08/17	91,000,000	91,000,000
Financial Company Commercial Paper 1.5%
BANK OF NOVA SCOTIA	b	0.92%	10/17/16	12/15/16	184,000,000	184,000,000
	b	0.94%	10/24/16	12/22/16	118,000,000	118,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	1.13%	10/11/16	03/10/17	193,000,000	193,000,000
HSBC USA INC	b	0.88%		10/19/16	4,000,000	4,000,000
	b	0.88%	10/03/16	11/01/16	66,000,000	66,000,000
						565,000,000
Certificates of Deposit 3.6%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.08%	10/11/16	02/10/17	277,000,000	277,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.85%	10/03/16	11/03/16	12,000,000	12,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.81%		10/03/16	243,000,000	243,000,000
STATE STREET BANK AND TRUST COMPANY		0.90%	10/18/16	11/18/16	57,000,000	57,000,000
		1.08%	10/25/16	01/25/17	337,000,000	337,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.22%	10/03/16	02/01/17	177,000,000	177,000,000
		1.23%	10/17/16	02/17/17	4,000,000	4,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.07%	10/03/16	02/01/17	94,000,000	94,000,000
WELLS FARGO BANK NA		0.92%	10/06/16	12/06/16	34,000,000	34,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.28%	12/28/16	09/28/17	190,000,000	190,000,000
						1,425,000,000
    7

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 1.0%
UNITED STATES TREASURY		0.33%	10/03/16	01/31/17	200,000,000	199,999,695
		0.42%	10/03/16	10/31/17	200,000,000	199,999,999
						399,999,694
Variable Rate Demand Notes 1.0%
3925 SEAPORT ASSOCIATES LLC
SERIES VRDN (LOC: WELLS FARGO BANK NA)		0.87%		10/07/16	6,020,000	6,020,000
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV (KAISER PERMANENTE) SERIES 2006C		0.82%		10/07/16	31,320,000	31,320,000
DALLAS-FORT WORTH INT'L AIRPORT FACILITY IMPROVEMENT CORP
AIRPORT FACILITY RB (FLlGHTS SAFETY) SERIES 1999		0.86%		10/07/16	30,480,000	30,480,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.53%		10/07/16	3,275,000	3,275,000
HOWARD UNIVERSITY
GO SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.93%		10/07/16	41,000,000	41,000,000
NEW YORK N Y
GO SERIES 2010G-4 (LIQ: BARCLAYS BANK PLC)		0.90%		10/07/16	40,500,000	40,500,000
NEW YORK ST HSG FIN AGY
SINGLE FAM HOUSING REV SERIES 2016 A (LOC: BANK OF NEW YORK MELLON/THE)		0.78%		10/07/16	12,000,000	12,000,000
MULTI FAM HOUSING REV SERIES 2016 A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.88%		10/07/16	100,000,000	100,000,000
SMITHSONIAN INSTITUTION
SERIES VRDN (LIQ: NORTHERN TRUST COMPANY (THE))		0.75%		10/07/16	27,500,000	27,500,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
MULTI FAM HOUSING REV SERIES 2000B (LOC: WELLS FARGO BANK NA)		0.84%		10/07/16	3,000,000	3,000,000
UNIVERSITY OF TEXAS SYSTEM
UNIVERSITY REV SERIES 2016 G-1		0.65%		10/07/16	48,000,000	48,000,000
UNIVERSITY REV SERIES 2016 G-2		0.74%		10/07/16	12,000,000	12,000,000
YAVAPAI CNTY ARIZ INDL DEV AUTH
IDB & PCR REV SERIES 2015 (LOC: BANK OF NOVA SCOTIA)		1.00%		10/07/16	13,000,000	13,000,000
						368,095,000
Other Instruments 2.3%
BANK OF AMERICA NA		0.88%		10/17/16	218,000,000	218,000,000
		0.87%	10/03/16	11/01/16	272,000,000	272,000,000
		0.87%	10/04/16	11/04/16	50,000,000	50,000,000
WELLS FARGO BANK NA		1.02%		10/14/16	100,000,000	100,000,000
		1.06%		10/21/16	275,000,000	275,000,000
						915,000,000
Total Variable-Rate Obligations
(Cost $3,764,094,694)						3,764,094,694
8

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.5% of net assets
U.S. Government Agency Repurchase Agreements* 4.6%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $85,016,763, 1.13% - 4.00%, due 09/30/21 - 09/20/45)		0.47%		10/03/16	83,236,065	83,232,805
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $497,348,655, 0.00% - 7.50%, due 03/30/17 - 10/20/65)		0.50%		10/03/16	484,020,167	484,000,000
GOLDMAN SACHS & CO
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $7,621,964, 4.00%, due 06/01/25)		0.50%		10/03/16	7,472,825	7,472,514
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by U.S. Government Agency Securities valued at $35,700,000, 3.00% - 4.00%, due 11/20/43 - 06/20/46)		0.36%		10/05/16	35,002,450	35,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $72,100,001, 0.91% - 3.00%, due 03/25/42 - 10/25/46)		0.50%		10/03/16	70,002,917	70,000,000
MIZUHO SECURITIES USA INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $100,940,001, 1.95% - 8.00%, due 02/01/37 - 05/01/38)		0.50%		10/03/16	98,004,083	98,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $624,026,001, 3.00% - 3.50%, due 05/01/43 - 11/01/45)		0.50%		10/03/16	600,025,000	600,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $326,573,607, 3.00% - 3.50%, due 06/01/31 - 10/01/46)		0.50%		10/03/16	314,013,083	314,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $53,044,126, 3.50%, due 08/01/46)		0.40%		10/04/16	51,003,967	51,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $81,127,099, 3.50%, due 08/01/46 - 10/01/46)		0.45%		10/06/16	78,006,825	78,000,000
						1,820,705,319
U.S. Treasury Repurchase Agreements 13.6%
BANK OF MONTREAL
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $61,202,182, 0.00% - 2.50%, due 12/15/16 - 07/15/25)		0.41%		10/03/16	60,002,050	60,000,000
    9

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $184,627,013, 0.38% - 3.88%, due 12/31/18 - 04/15/29)		0.45%		10/03/16	181,006,788	181,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $458,381,009, 0.00% - 3.75%, due 04/27/17 - 08/15/44)		0.47%		10/03/16	449,410,651	449,393,050
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $150,965,852, 0.00% - 4.25%, due 12/08/16 - 05/15/39)		0.46%		10/03/16	148,005,673	148,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $381,480,066, 0.00% - 3.00%, due 01/05/17 - 05/15/45)		0.50%		10/03/16	374,015,583	374,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $3,947,082,236, 3.63%, due 08/15/19)		0.25%		10/03/16	3,947,082,229	3,947,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $50,241,758, 1.25% - 4.50%, due 01/31/20 - 02/20/45)	d	0.42%		10/06/16	49,004,002	49,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $128,525,219, 1.50%, due 10/31/19)		0.48%		10/03/16	126,005,040	126,000,000
						5,334,393,050
Other Repurchase Agreements** 5.3%
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,751,045, 0.69% - 0.98%, due 03/25/37 - 06/25/47)	a	0.65%		10/05/16	85,010,743	85,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $662,400,287, 0.08% - 8.00%, due 03/15/17 - 09/15/58)	a,c	1.46%		01/03/17	578,756,480	576,000,000
JP MORGAN SECURITIES LLC
Issued 09/01/16, repurchase date 02/28/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,246,239, 0.00% - 10.18%, due 02/01/17 - 12/01/86)	c	1.29%		12/29/16	274,164,118	273,000,000
10

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/20/16, repurchase date 03/20/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $271,927,530, 0.32% - 10.18%, due 02/01/17 - 02/25/70)	c	1.34%		12/29/16	237,882,167	237,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 08/24/16, repurchase date 11/22/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $357,650,000, 0.00% - 3.84%, due 08/03/20 - 06/25/46)	c	1.02%		11/04/16	311,634,440	311,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,300,907, 3.15% - 5.75%, due 03/02/37 - 09/17/57)		0.43%		10/03/16	22,000,788	22,000,000
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $380,691,450, 0.92% - 17.93%, due 07/20/18 - 01/15/59)		0.56%		10/05/16	331,036,042	331,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,758,140, 0.48% - 6.56%, due 09/26/35 - 02/26/47)		0.56%		10/06/16	65,007,078	65,000,000
Issued 08/04/16, repurchase date 01/31/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $162,022,350, 3.32% - 4.53%, due 12/10/21 - 09/29/31)	c	1.27%		01/03/17	140,750,711	140,000,000
Issued 08/26/16, repurchase date 02/22/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,738,050, 5.78% - 8.63%, due 12/25/36 - 08/27/37)	c	1.38%		01/03/17	30,149,500	30,000,000
						2,070,000,000
Total Repurchase Agreements
(Cost $9,225,098,369)						9,225,098,369

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $39,242,880,199.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,338,212,171 or 16.1% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $1,567,000,000 or 4.0% of net assets.
d	Trade was executed as a U.S. Treasury Repurchase Agreement, however, counterparty incorrectly delivered an agency security as collateral.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

    11

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
CNTY —	County
DEV —	Development
ETF —	Exchange-traded fund
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HSG —	Housing
IDB —	Industrial development bond
INDL —	Industrial
LIQ —	Liquidity agreement
LOC —	Letter of credit
MULTI FAM —	Multi-family
PCR —	Pollution control revenue
RB —	Revenue bond
REV —	Revenue
VRDN —	Variable rate demand note
12

Schwab Cash Reserves
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
13

Schwab Cash Reserves
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47711SEP16
14

The Charles Schwab Family of Funds
Schwab Variable Share Price Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.6%	Fixed-Rate Obligations	240,250,375	240,315,890
4.6%	Variable-Rate Obligations	18,280,000	18,285,391
32.3%	Repurchase Agreements	127,767,195	127,767,069
97.5%	Total Investments	386,297,570	386,368,350
2.5%	Other Assets and Liabilities, Net		10,030,879
100.0%	Net Assets		396,399,229

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.6% of net assets
Asset-Backed Commercial Paper 13.1%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.55%		10/04/16	1,000,000	999,951
	a,b	1.08%		01/06/17	500,000	498,708
CAFCO LLC	a,b	0.85%		11/10/16	2,000,000	1,998,579
	a,b	1.24%		02/22/17	1,000,000	995,642
CANCARA ASSET SECURITISATION LLC	a	0.86%		11/16/16	1,000,000	999,141
	a	0.86%		11/17/16	4,000,000	3,996,453
CHARTA LLC	a,b	1.16%		02/08/17	2,000,000	1,993,093
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.70%		10/05/16	2,000,000	1,999,876
	a	0.88%		10/18/16	1,000,000	999,745
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.00%		12/22/16	3,000,000	2,993,893
CRC FUNDING LLC	a,b	0.94%		12/14/16	3,000,000	2,995,469
FAIRWAY FINANCE CO LLC	a,b	0.80%		11/16/16	2,000,000	1,998,282
KELLS FUNDING LLC	a,b	0.73%		10/25/16	3,000,000	2,999,183
	a,b	0.92%		12/13/16	5,000,000	4,991,737
	a,b	0.92%		12/14/16	3,000,000	2,994,938
MANHATTAN ASSET FUNDING CO LLC	a,b	0.98%		11/28/16	1,000,000	998,791
METLIFE SHORT TERM FUNDING LLC	a,b	0.90%		12/19/16	5,000,000	4,990,722
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.16%		02/13/17	1,000,000	996,003
    1

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OLD LINE FUNDING LLC	a,b	0.82%		11/28/16	5,000,000	4,994,198
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.03%		12/06/16	3,000,000	2,995,606
	a,b	1.05%		12/14/16	500,000	499,130
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	0.95%		01/04/17	2,000,000	1,994,944
VICTORY RECEIVABLES CORP	a,b	0.93%		12/01/16	1,000,000	998,696
						51,922,780
Financial Company Commercial Paper 7.2%
ABN AMRO FUNDING USA LLC	a,b	0.68%		10/14/16	3,500,000	3,499,429
BANK OF NOVA SCOTIA	b	0.92%		12/02/16	1,500,000	1,498,283
BPCE SA	b	0.87%		11/02/16	3,500,000	3,498,434
	b	1.01%		12/05/16	2,000,000	1,997,642
DANSKE CORP	a,b	0.93%		12/16/16	1,000,000	998,105
DBS BANK LTD	b	0.65%		10/14/16	1,700,000	1,699,742
ING US FUNDING LLC	a	0.93%		12/09/16	2,000,000	1,997,130
	a	1.22%		03/01/17	3,000,000	2,986,143
NATIONWIDE BUILDING SOCIETY	b	0.95%		11/17/16	2,000,000	1,997,475
	b	0.94%		11/28/16	1,000,000	998,376
	b	0.94%		12/06/16	500,000	499,046
NRW BANK	b	0.73%		11/08/16	3,000,000	2,998,040
WESTPAC BANKING CORP	b	0.75%		11/16/16	4,000,000	3,997,055
						28,664,900
Certificates of Deposit 28.9%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	1.00%		01/03/17	3,000,000	3,001,049
BANK OF MONTREAL (CHICAGO BRANCH)		0.90%		12/21/16	2,000,000	2,000,468
		0.92%		02/03/17	5,000,000	5,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	3,500,000	3,502,618
BANK OF THE WEST		0.80%		10/13/16	3,500,000	3,500,530
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.22%		02/27/17	5,000,000	5,002,145
		1.30%		04/06/17	700,000	700,202
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.68%		10/17/16	2,500,000	2,500,302
		1.27%		03/16/17	1,500,000	1,500,799
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.23%		02/21/17	3,000,000	3,003,896
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.67%		10/06/16	3,000,000	3,000,148
		1.16%		04/03/17	5,000,000	5,000,125
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.66%		10/13/16	4,000,000	4,000,383
		0.87%		11/01/16	1,000,000	1,000,326
		1.17%		02/10/17	1,000,000	1,000,641
		1.20%		03/20/17	3,500,000	3,501,628
2

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.80%		10/20/16	2,000,000	2,000,424
		0.96%		12/02/16	1,000,000	1,000,633
CREDIT SUISSE AG (NEW YORK BRANCH)		0.95%		11/14/16	1,000,000	1,000,485
		1.27%		02/02/17	4,000,000	4,004,334
DANSKE BANK A/S (LONDON BRANCH)		0.92%		12/05/16	2,000,000	2,000,695
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	1,000,000	1,000,374
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.91%		11/22/16	3,000,000	3,000,562
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.45%		10/04/16	1,000,000	999,991
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.77%		10/14/16	2,500,000	2,500,330
		0.95%		11/01/16	2,000,000	2,000,752
		1.28%		04/03/17	1,000,000	1,000,060
MIZUHO BANK LTD (NEW YORK BRANCH)		0.70%		10/12/16	1,000,000	1,000,105
		0.90%		10/21/16	3,500,000	3,500,958
		0.90%		11/29/16	1,000,000	1,000,457
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.66%		10/13/16	2,000,000	2,000,133
		0.70%		11/01/16	2,000,000	2,000,383
STATE STREET BANK AND TRUST COMPANY		1.00%		01/23/17	3,000,000	3,001,772
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.80%		10/21/16	4,500,000	4,500,922
		0.90%		11/30/16	1,000,000	1,000,446
		1.25%		04/03/17	3,000,000	2,999,810
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.75%		10/24/16	3,500,000	3,500,682
		0.94%		12/06/16	4,000,000	4,001,764
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.83%		10/26/16	1,000,000	1,000,238
		1.17%		02/09/17	4,000,000	4,002,328
SWEDBANK AB (NEW YORK BRANCH)		0.35%		10/04/16	3,000,000	2,999,994
TORONTO DOMINION BANK (LONDON BRANCH)		0.79%		11/18/16	2,500,000	2,500,821
		1.19%		02/23/17	5,000,000	5,002,497
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.21%		02/23/17	3,000,000	3,001,801
						114,739,011
Other Instruments 2.2%
BANK OF AMERICA NA		0.75%		11/10/16	3,500,000	3,500,385
		1.15%		02/08/17	5,000,000	5,004,470
						8,504,855
Non-Financial Company Commercial Paper 5.2%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.67%		10/12/16	2,000,000	1,999,772
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		10/04/16	1,000,000	999,963
	a	0.34%		10/06/16	1,000,000	999,943
GENERAL ELECTRIC CO		0.34%		10/07/16	2,000,000	1,999,864
    3

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOTAL CAPITAL CANADA LTD	a,b	0.65%		10/13/16	3,500,000	3,499,513
TOYOTA MOTOR CREDIT CORP		0.80%		10/27/16	1,000,000	999,725
		0.82%		11/14/16	1,000,000	999,425
		0.86%		12/13/16	6,000,000	5,991,922
		0.89%		12/27/16	3,000,000	2,994,683
						20,484,810
Non-Negotiable Time Deposits 4.0%
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN)		0.26%		10/03/16	2,000,000	1,999,963
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.28%		10/03/16	7,000,000	6,999,875
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.35%		10/06/16	3,000,000	2,999,819
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.36%		10/04/16	4,000,000	3,999,877
						15,999,534
Total Fixed-Rate Obligations
(Cost $240,250,375)						240,315,890

Variable-Rate Obligations 4.6% of net assets
Financial Company Commercial Paper 1.3%
BANK OF NOVA SCOTIA	b	0.94%	10/24/16	12/22/16	2,000,000	2,000,922
HSBC USA INC	b	0.88%		10/19/16	2,000,000	2,000,456
	b	0.88%	10/03/16	11/01/16	1,000,000	1,000,339
						5,001,717
Certificates of Deposit 1.6%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.08%	10/11/16	02/10/17	2,000,000	2,001,058
STATE STREET BANK AND TRUST COMPANY		1.08%	10/25/16	01/25/17	500,000	500,316
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.07%	10/03/16	02/01/17	4,000,000	4,002,300
						6,503,674
Variable Rate Demand Notes 1.7%
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV (KAISER PERMANENTE) SERIES 2006C		0.82%		10/07/16	1,000,000	1,000,000
HOWARD UNIVERSITY
GO SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.93%		10/07/16	1,000,000	1,000,000
ILLINOIS FINANCE AUTH
RB (LITTLE COMPANY OF MARY HOSPITAL & HEALTH CARE CENTERS) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.90%		10/07/16	1,780,000	1,780,000
NEW YORK N Y
GO SERIES 2010G-4 (LIQ: BARCLAYS BANK PLC)		0.90%		10/07/16	2,000,000	2,000,000
NEW YORK ST HSG FIN AGY
SINGLE FAM HOUSING REV SERIES 2016 A (LOC: BANK OF NEW YORK MELLON/THE)		0.78%		10/07/16	1,000,000	1,000,000
						6,780,000
Total Variable-Rate Obligations
(Cost $18,280,000)						18,285,391
4

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 32.3% of net assets
U.S. Government Agency Repurchase Agreements* 30.0%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $4,862,775, 2.13%, due 05/15/25)		0.47%		10/03/16	4,767,382	4,767,195
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $38,761,621, 0.63% - 5.50%, due 05/31/17 - 12/01/39)		0.50%		10/03/16	38,001,583	38,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $39,521,647, 3.00%, due 01/01/43)		0.50%		10/03/16	38,001,583	38,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $28,081,170, 3.50%, due 09/01/46)		0.50%		10/03/16	27,001,125	27,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $10,400,809, 3.50%, due 09/01/46)		0.40%		10/04/16	10,000,778	9,999,930
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,091, 3.50%, due 09/01/46)		0.45%		10/06/16	1,000,088	999,984
						118,767,109
U.S. Treasury Repurchase Agreement 1.0%
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $4,080,048, 1.63%, due 02/15/26)		0.50%		10/03/16	4,000,167	4,000,000
Other Repurchase Agreements 1.3%
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,083, 3.94% - 4.88%, due 03/25/45 - 01/17/59)		0.43%		10/03/16	2,000,072	1,999,987
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,251, 6.00%, due 07/25/36)		0.56%		10/05/16	2,000,218	1,999,984
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,126, 6.00%, due 03/26/37)		0.56%		10/06/16	1,000,109	999,989
						4,999,960
Total Repurchase Agreements
(Cost $127,767,195)						127,767,069

End of Investments.

    5

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

At 09/30/16, the tax basis cost of the fund's investments was $386,297,570 and the unrealized appreciation and depreciation were $71,912 and ($1,132) respectively, with a net unrealized appreciation of $70,780.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $78,110,194 or 19.7% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
FACS —	Facilities
FING —	Financing
GO —	General obligation
HSG —	Housing
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
REV —	Revenue
6

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
7

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG91556SEP16
8

The Charles Schwab Family of Funds
Schwab Retirement Government Money Fund™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
37.0%	Fixed-Rate Obligations	216,835,258	216,835,258
3.1%	Variable-Rate Obligations	18,365,216	18,365,216
59.8%	Repurchase Agreements	350,527,486	350,527,486
99.9%	Total Investments	585,727,960	585,727,960
0.1%	Other Assets and Liabilities, Net		300,839
100.0%	Net Assets		586,028,799

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 37.0% of net assets
U.S. Government Agency Debt 16.5%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.59%		02/06/17	3,000,000	3,001,137
FEDERAL HOME LOAN BANKS		0.33%		10/03/16	300,000	299,994
		0.33%		10/04/16	200,000	199,995
		0.37%		10/18/16	100,000	99,983
		0.32%		10/28/16	4,832,000	4,830,840
		0.28%		11/04/16	100,000	99,974
		0.36%		11/04/16	100,000	99,966
		0.34%		11/07/16	4,000,000	3,998,602
		0.29%		11/09/16	125,000	124,961
		0.55%		11/10/16	7,300,000	7,301,426
		0.34%		11/14/16	19,500,000	19,491,920
		0.27%		11/16/16	250,000	249,912
		0.34%		11/16/16	1,000,000	999,560
		0.36%		11/22/16	299,000	298,845
		0.30%		11/23/16	169,000	168,925
		0.36%		11/23/16	300,000	299,841
		0.36%		11/30/16	343,000	342,794
		0.63%		12/28/16	3,200,000	3,202,326
		0.43%		01/11/17	100,000	99,992
		0.37%		01/17/17	1,200,000	1,198,668
		0.47%		01/27/17	1,000,000	998,459
		0.42%		02/15/17	19,000,000	18,969,632
		0.48%		02/15/17	2,000,000	1,996,362
		0.50%		03/10/17	2,000,000	1,995,556
		0.56%		03/15/17	8,000,000	7,979,467
		0.51%		03/22/17	5,000,000	4,987,817
		0.55%		05/25/17	250,000	249,099
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.45%		11/16/16	100,000	99,943
		0.40%		12/21/16	175,000	174,843
		0.36%		12/22/16	40,000	39,967
    1

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.00%		02/16/17	10,000,000	10,170,132
		0.48%		02/28/17	2,000,000	1,996,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.43%		10/05/16	250,000	249,988
		0.32%		10/19/16	130,000	129,979
		0.33%		11/14/16	1,000	1,000
		0.41%		01/17/17	250,000	249,692
						96,697,597
U.S. Treasury Debt 20.5%
UNITED STATES TREASURY		1.00%		10/31/16	250,000	250,118
		2.75%		11/30/16	100,000	100,382
		0.88%		01/31/17	38,000,000	38,068,040
		3.13%		01/31/17	1,000,000	1,008,848
		0.63%		02/15/17	150,000	150,086
		3.00%		02/28/17	35,000,000	35,375,976
		0.88%		02/28/17	36,000,000	36,072,471
		0.50%		02/28/17	1,000,000	1,000,133
		0.75%		03/15/17	7,000,000	7,008,137
		0.88%		04/15/17	1,000,000	1,001,956
		2.38%		07/31/17	100,000	101,514
						120,137,661
Total Fixed-Rate Obligations
(Cost $216,835,258)						216,835,258

Variable-Rate Obligations 3.1% of net assets
U.S. Government Agency Debt 3.0%
FEDERAL HOME LOAN BANKS		0.67%	11/16/16	05/16/17	250,000	249,999
		0.53%	11/24/16	05/24/17	5,000,000	5,000,000
		0.83%	12/29/16	09/29/17	1,250,000	1,252,347
		0.72%	11/15/16	11/15/17	4,000,000	4,005,985
		0.67%	11/26/16	02/26/18	1,000,000	1,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.56%	10/27/16	04/27/17	5,000,000	5,005,016
		0.67%	10/21/16	07/21/17	1,250,000	1,251,735
		0.63%	10/08/16	01/08/18	100,000	100,000
						17,865,082
U.S. Treasury Debt 0.1%
UNITED STATES TREASURY		0.33%	10/03/16	07/31/17	500,000	500,134
Total Variable-Rate Obligations
(Cost $18,365,216)						18,365,216
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 59.8% of net assets
U.S. Government Agency Repurchase Agreements* 54.5%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $59,742,340, 3.00% - 4.50%, due 05/01/35 - 08/01/46)		0.47%		10/03/16	58,002,272	58,000,000
2

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $59,376,572, 0.00% - 7.00%, due 10/13/16 - 08/01/46)		0.50%		10/03/16	58,002,417	58,000,000
GOLDMAN SACHS & CO
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $48,478,036, 3.00% - 3.50%, due 03/01/43 - 12/01/43)		0.50%		10/03/16	47,529,466	47,527,486
JP MORGAN SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $20,600,001, 2.75% - 4.00%, due 04/01/32 - 11/20/45)		0.52%		10/03/16	20,000,867	20,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $20,554,608, 2.50% - 5.00%, due 05/15/24 - 10/01/46)		0.38%		10/04/16	20,001,478	20,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $60,322,514, 3.00%, due 01/01/43 - 02/01/43)		0.50%		10/03/16	58,002,417	58,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Agency Securities valued at $29,121,214, 3.50%, due 06/01/46)		0.50%		10/03/16	28,001,167	28,000,000
Issued 09/27/16, repurchase date 10/04/16 (Collateralized by U.S. Government Agency Securities valued at $26,002,022, 3.50%, due 06/01/46)		0.40%		10/04/16	25,001,944	25,000,000
Issued 09/29/16, repurchase date 10/06/16 (Collateralized by U.S. Government Agency Securities valued at $5,200,455, 3.50%, due 06/01/46)		0.45%		10/06/16	5,000,438	5,000,000
						319,527,486
U.S. Treasury Repurchase Agreements 5.3%
BARCLAYS CAPITAL INC
Issued 09/28/16, repurchase date 10/05/16 (Collateralized by U.S. Treasury Securities valued at $25,500,039, 1.00% - 4.25%, due 11/15/17 - 06/30/20)		0.40%		10/05/16	25,001,944	25,000,000
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $6,120,021, 1.63%, due 02/15/26)		0.50%		10/03/16	6,000,250	6,000,000
						31,000,000
Total Repurchase Agreements
(Cost $350,527,486)						350,527,486

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $585,727,960.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
    3

Schwab Retirement Government Money Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
4

Schwab Retirement Government Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG94690SEP16
5

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 8, 2016